UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22110

AdvisorShares Trust
(Exact name of registrant as specified in charter)

4800 Montgomery Lane, Suite 150

Bethesda, Maryland 20814
(Address of principal executive offices) (Zip code)

Dan Ahrens

4800 Montgomery Lane, Suite 150

Bethesda, Maryland 20814
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-843-3831

Date of fiscal year end: June 30

Date of reporting period: December 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ADVISORSHARES TRUST

4800 Montgomery Lane
Suite 150
Bethesda, Maryland 20814
www.advisorshares.com
877.THE.ETF1

Semi-Annual Report

December 31, 2014

[This page intentionally left blank.]

ADVISORSHARES TRUST
Letter from the CEO of AdvisorShares Investments, LLC
December 31, 2014

Thank you for being a shareholder with AdvisorShares ETFs. We are pleased to provide you with this semi-annual report for the period ending December 31, 2014. Over the past six months, we added new funds and have added personnel in a manner befitting a growing entrepreneurial company. As CEO of AdvisorShares, I want to thank you because as much as our growth is a testament to the hard work of our employees and our portfolio management teams, it is also a testament to the trust and faith that you have shown in AdvisorShares and in our actively managed ETF products. Speaking for all AdvisorShares employees, a heartfelt thank you!

During this period we launched two new actively managed ETFs:

•	DIVI — AdvisorShares Athena High Dividend ETF (Global Equity)
•	MULT — AdvisorShares Sunrise Global Multi-Strategy ETF (Long Short)

In July of 2014, the Board of Trustees made the decision to change managers of one of our ETFs while substantially maintaining its investment objective. The AdvisorShares Morgan Creek Global Tactical ETF (NYSE Arca: GTAA) is now being managed by Mark Yusko, CEO of Morgan Creek Capital in Chapel Hill, NC. Yusko takes a forward looking approach to portfolio management that we believe is better suited to meeting the needs of GTAA’s shareholders. As a leading innovator of actively managed ETFs, we remain steadfastly committed to providing a diversified line-up of alternative and core strategies to help investors realize their financial goals.

2015 will be another year of exciting growth from our product pipeline as we will continue to offer funds targeted to meet the needs of investors. We plan to launch the following ETF in the first quarter of 2015:

•	FLRT — AdvisorShares Pacific Asset Enhanced Floating Rate ETF (Adjustable Loan)

As the success of our gold funds which finance their gold purchases in non-U.S. dollar terms shows, investors are adapting portfolios to an ever changing investment landscape and we are committed to remain on the forefront of innovation.

In addition to reading this report, I encourage you to visit www.advisorshares.com to learn more about all of the actively managed ETFs currently offered by AdvisorShares and others which will be launching soon. You will find detailed information on each investment strategy along with manager commentary from each ETF’s portfolio management team. Our blog located at www.alphabaskets.com which includes thought leadership and non-product related educational insight from a number of our portfolio managers continues to develop in terms of the amount of high quality content and also breadth of content keeping pace with the increased complexities in global markets.

I appreciate your support and use of our ETFs and hope that you continue to find them helpful to your investment goals.

Sincerely,

Noah Hamman
CEO, AdvisorShares Investments

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. ADRs are subject to the risk of change in political or economic conditions and exchange rates in foreign countries. Certain funds may participate in leveraged transactions to include selling securities short which creates the risk of magnified capital losses. Under certain market conditions, short sales can increase the volatility and decrease the liquidity of certain securities or positions, and may lower the Fund’s return or result in a loss. There is no guarantee that the individual Funds’ will achieve the stated investment objectives. The risks associated with each Fund include the risks associated with the underlying ETFs, which can result in higher volatility, and are detailed in each Fund’s prospectus and on each Fund’s webpage.

The views in this report were those of the Fund’s CEO as of December 31, 2014 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

ADVISORSHARES TRUST

Shareholder Expense Examples

As a shareholder of the Fund, you incur transaction cost and ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an initial investment of $1,000 invested at July 1, 2014 and held for the period ended December 31, 2014.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses attributable to your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses for the period. You may use this information to compare the ongoing costs of investing in the Funds and other ETF funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

In addition, if these transactional costs were included, your costs would have been higher.

Fund Name	Beginning Account Value 7/1/2014	Ending Account Value 12/31/2014	Annualized Expense Ratio for the Period(1)	Expenses Paid
AdvisorShares Accuvest Global Long Short ETF
Actual	$1,000.00	$966.70	1.50%	$7.44
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,017.64	1.50%	$7.63
AdvisorShares Accuvest Global Opportunities ETF
Actual	$1,000.00	$876.90	1.25%	$5.91
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.90	1.25%	$6.36
AdvisorShares Athena High Dividend ETF(2)
Actual	$1,000.00	$837.60	0.99%	$3.86
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,017.03	0.99%	$4.24
AdvisorShares Athena International Bear ETF
Actual	$1,000.00	$960.30	1.50%	$7.41
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,017.64	1.50%	$7.63
AdvisorShares EquityPro ETF
Actual	$1,000.00	$960.70	1.25%	$6.18
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.90	1.25%	$6.36

ADVISORSHARES TRUST

Shareholder Expense Examples (continued)

Fund Name	Beginning Account Value 7/1/2014	Ending Account Value 12/31/2014	Annualized Expense Ratio for the Period(1)	Expenses Paid
AdvisorShares Gartman Gold/British Pound ETF
Actual	$1,000.00	$974.00	0.65%	$3.23
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
AdvisorShares Gartman Gold/Euro ETF
Actual	$1,000.00	$1,012.80	0.65%	$3.30
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
AdvisorShares Gartman Gold/Yen ETF
Actual	$1,000.00	$1,054.10	0.65%	$3.37
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
AdvisorShares Global Echo ETF
Actual	$1,000.00	$1,031.60	1.50%	$7.68
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,017.64	1.50%	$7.63
AdvisorShares International Gold ETF
Actual	$1,000.00	$985.80	0.95%	$4.76
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.42	0.95%	$4.84
AdvisorShares Madrona Domestic ETF
Actual	$1,000.00	$1,041.10	1.25%	$6.43
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.90	1.25%	$6.36
AdvisorShares Madrona Global Bond ETF
Actual	$1,000.00	$987.50	0.95%	$4.76
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.42	0.95%	$4.84
AdvisorShares Madrona International ETF
Actual	$1,000.00	$882.40	1.25%	$5.93
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.90	1.25%	$6.36
AdvisorShares Meidell Tactical Advantage ETF
Actual	$1,000.00	$1,009.90	1.35%	$6.84
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.40	1.35%	$6.87
AdvisorShares Morgan Creek Global Tactical ETF(3)
Actual	$1,000.00	$978.20	1.25%	$6.23
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.90	1.25%	$6.36
AdvisorShares Newfleet Multi-Sector Income ETF
Actual	$1,000.00	$997.20	0.75%	$3.78
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
AdvisorShares Peritus High Yield ETF
Actual	$1,000.00	$828.40	1.20%	$5.53
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,019.16	1.20%	$6.11

ADVISORSHARES TRUST

Shareholder Expense Examples (continued)

Fund Name	Beginning Account Value 7/1/2014	Ending Account Value 12/31/2014	Annualized Expense Ratio for the Period(1)	Expenses Paid
AdvisorShares Pring Turner Business Cycle ETF
Actual	$1,000.00	$894.70	1.49%	$7.12
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,017.69	1.49%	$7.58
AdvisorShares QAM Equity Hedge ETF
Actual	$1,000.00	$991.00	1.50%	$7.53
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,017.64	1.50%	$7.63
AdvisorShares Ranger Equity Bear ETF
Actual	$1,000.00	$973.70	1.65%	$8.21
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,016.89	1.65%	$8.39
AdvisorShares Sage Core Reserves ETF
Actual	$1,000.00	$997.60	0.35%	$1.76
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.44	0.35%	$1.79
AdvisorShares STAR Global Buy-Write ETF
Actual	$1,000.00	$1,011.10	1.85%	$9.38
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,015.88	1.85%	$9.40
AdvisorShares Sunrise Global Multi-Strategy ETF(4)
Actual	$1,000.00	$997.80	1.75%	$8.43
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,015.67	1.75%	$8.50
AdvisorShares TrimTabs Float Shrink ETF
Actual	$1,000.00	$1,086.80	0.99%	$5.21
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.21	0.99%	$5.04
AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF
Actual	$1,000.00	$953.30	1.25%	$6.15
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.90	1.25%	$6.36
AdvisorShares YieldPro ETF
Actual	$1,000.00	$967.80	1.00%	$4.96
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.16	1.00%	$5.09

(1)	Expense ratios reflect expense caps through the period ended December 31, 2014.
(2)	Fund commenced operations on July 29, 2014. Expenses are calculated using the Fund's annualized expense ratio, multiplied by the ending value for the period, multiplied by 155/365 (to reflect commencement of operation).
(3)	Formerly known as, AdvisorShares Cambria Global Tactical ETF.
(4)	Fund commenced operations on July 8, 2014. Expenses are calculated using the Fund's annualized expense ratio, multiplied by the ending value for the period, multiplied by 176/365 (to reflect commencement of operation).

ADVISORSHARES ACCUVEST GLOBAL LONG SHORT ETF
Schedule of Investments

December 31, 2014 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 89.0%
Equity Fund — 89.0%
First Trust Large Cap Core AlphaDEX Fund	22,295	$1,017,321
iShares Core S&P 500 ETF	4,860	1,005,534
iShares MSCI Brazil Capped ETF	17,628	644,656
iShares MSCI China ETF(a)	26,436	1,327,880
iShares MSCI Indonesia ETF	22,136	607,412
iShares MSCI Israel Capped ETF(a)	25,139	1,176,002
iShares MSCI Sweden ETF(a)	42,340	1,340,908
iShares MSCI Taiwan ETF	64,352	972,359
iShares MSCI Thailand Capped ETF	12,175	943,075
iShares MSCI Turkey ETF	14,038	762,404
Total Exchange Traded Funds (Cost $10,024,409)		9,797,551
MONEY MARKET FUND — 0.7%
Dreyfus Cash Management — Investor Class, 0.00%(b) (Cost $77,751)	77,751	77,751
Total Investments — 89.7% (Cost $10,102,160)		9,875,302
Other Assets in Excess of Liabilities — 10.3%		1,139,865
Net Assets — 100.0%		$11,015,167

ETF — Exchange Traded Fund

(a)	All or a portion of this security has been segregated as collateral for swap contracts. The aggregate market value of the collateral posted was $4,485,464 which includes cash in the amount of $974,673 as of December 31, 2014.
(b)	Rate shown reflects the 7-day yield as of December 31, 2014.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Equity Fund	89.0%
Money Market Fund	0.7
Total Investments	89.7
Other Assets in Excess of Liabilities	10.3
Net Assets	100.0%

Total Return Swaps contracts outstanding as of December 31, 2014:

Reference Entity	Number of Contracts	Annual Financing Rate Received (Paid)	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
iShares MSCI Australia ETF	(27,320)	(1.45)%	6/09/2015	$(643,113)	$(606,387)	$36,726
iShares MSCI Austria Capped ETF	(40,046)	(3.45)	6/09/2015	(649,546)	(609,584)	39,962
iShares MSCI Chile Capped ETF	(15,548)	(1.95)	6/09/2015	(639,178)	(621,148)	18,030
iShares MSCI France ETF	(24,366)	(2.96)	6/09/2015	(634,491)	(602,032)	32,459
iShares MSCI Hong Kong ETF	(30,000)	(3.20)	6/09/2015	(636,300)	(617,730)	18,570
iShares MSCI Italy Capped ETF	(43,987)	(2.96)	6/09/2015	(638,691)	(599,644)	39,047
iShares MSCI Netherlands ETF	(25,198)	(1.94)	6/09/2015	(625,162)	(603,272)	21,890
iShares MSCI Spain Capped ETF	(17,067)	(2.94)	6/09/2015	(652,472)	(592,474)	59,998
iShares MSCI Switzerland Capped ETF	(18,845)	(1.71)	6/09/2015	(623,016)	(598,000)	25,016
Net Unrealized Appreciation						$291,698

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

See accompanying Notes to Financial Statements.

ADVISORSHARES ACCUVEST GLOBAL OPPORTUNITIES ETF
Schedule of Investments

December 31, 2014 (Unaudited)

Investments	Shares/ Principal	Value
EXCHANGE TRADED FUNDS — 100.1%
Equity Fund — 100.1%
iShares MSCI China ETF	16,356	$821,562
iShares MSCI Israel Capped ETF	15,246	713,208
iShares MSCI Sweden ETF	23,180	734,110
iShares MSCI Taiwan ETF	44,315	669,600
iShares MSCI Thailand Capped ETF(a)	7,740	599,540
iShares MSCI Turkey ETF	11,380	618,048
Total Exchange Traded Funds (Cost $4,322,338)		4,156,068
MONEY MARKET FUND — 2.2%
Dreyfus Cash Management — Investor Class, 0.00%(b) (Cost $91,069)	91,069	91,069
REPURCHASE AGREEMENTS — 14.1%(c)
Daiwa Capital Markets America, dated 12/31/14, due 01/02/15, 0.12%, total to be received $250,001, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.50%, 06/01/17 – 03/01/48, totaling $255,000)	$250,000	250,000
Mizuho Securities USA Inc., dated 12/31/14, due 01/02/15, 0.08%, total to be received $250,001, (collateralized by various U.S. Government Agency Obligations, 0.00% – 7.5%, 1/31/16 – 12/20/44, totaling $255,000)	250,000	250,000
Royal Bank Of Scotland PLC, dated 12/31/14, due 01/02/15, 0.07%, total to be received $84,667, (collateralized by various U.S. Government Agency Obligations, 0.25% – 3.25%, 01/15/15 – 05/15/23, totaling $86,361)	84,667	84,667
Total Repurchase Agreements (Cost $584,667)		584,667
Total Investments — 116.4% (Cost $4,998,074)		4,831,804
Liabilities in Excess of Other Assets — (16.4)%		(682,052)
Net Assets — 100.0%		$4,149,752

ETF — Exchange Traded Fund

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $573,130; the aggregate market value of the collateral held by the fund is $584,667.
(b)	Rate shown reflects the 7-day yield as of December 31, 2014.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Equity Fund	100.1%
Money Market Fund	2.2
Repurchase Agreements	14.1
Total Investments	116.4
Liabilities in Excess of Other Assets	(16.4)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES ATHENA HIGH DIVIDEND ETF
Schedule of Investments

December 31, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.3%
Agriculture — 3.4%
Altria Group, Inc.	4,069	$200,480
Philip Morris International, Inc.	2,670	217,471
Total Agriculture		417,951
Banks — 4.2%
Banco de Chile (Chile)(a)	3,697	254,871
Grupo Financiero Santander Mexico SAB de CV (Mexico)(a)	25,456	263,724
Total Banks		518,595
Biotechnology — 2.8%
Theravance, Inc.(b)	24,780	350,637
Chemicals — 2.1%
Sociedad Quimica y Minera de Chile SA (Chile)(a)	11,080	264,590
Commercial Services — 5.1%
Macquarie Infrastructure Co. LLC	4,297	305,474
R.R. Donnelley & Sons Co.	19,544	328,437
Total Commercial Services		633,911
Electric — 6.5%
Brookfield Infrastructure Partners LP (Bermuda)	5,696	238,491
CPFL Energia SA (Brazil)(a)(b)	20,072	272,377
Huaneng Power International, Inc. (China)(a)	5,374	291,110
Total Electric		801,978
Engineering & Construction — 2.7%
Grupo Aeroportuario del Pacifico SAB de CV (Mexico)(a)	5,264	332,685
Gas — 3.2%
AmeriGas Partners LP	8,227	394,238
Investment Companies — 2.9%
Prospect Capital Corp.	42,870	354,106
Iron/Steel — 3.0%
Vale SA (Brazil)(a)	44,922	367,462
Mining — 1.8%
Freeport-McMoRan, Inc.	9,670	225,891
Oil & Gas — 17.1%
Ecopetrol SA (Colombia)(a)	18,460	316,035
Ensco PLC, Class A (United Kingdom)	15,899	476,175
LinnCo LLC(b)	33,580	348,225
Noble Corp. PLC (United Kingdom)	27,642	458,028

Investments	Shares	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Penn West Petroleum Ltd. (Canada)(b)	127,905	$266,042
Sasol Ltd. (South Africa)(a)	6,810	258,576
Total Oil & Gas		2,123,081
Pipelines — 7.5%
Energy Transfer Partners LP	4,856	315,640
MarkWest Energy Partners LP	3,922	263,519
Williams Partners LP	7,827	350,258
Total Pipelines		929,417
Private Equity — 6.6%
Carlyle Group LP (The)	12,112	333,080
KKR & Co. LP	20,750	481,608
Total Private Equity		814,688
Real Estate Investment Trusts — 16.8%
Chimera Investment Corp.	79,008	251,245
Digital Realty Trust, Inc.	3,400	225,420
HCP, Inc.	5,571	245,291
Iron Mountain, Inc.	6,692	258,713
Lamar Advertising Co., Class A	5,962	319,802
NorthStar Realty Finance Corp.	24,725	434,665
Senior Housing Properties Trust	15,332	338,991
Total Real Estate Investment Trusts		2,074,127
Telecommunications — 11.9%
AT&T, Inc.	7,915	265,865
CenturyLink, Inc.	6,831	270,371
Spark New Zealand Ltd. (New Zealand)(a)	28,207	337,356
Telefonica Brasil SA (Brazil)(a)	17,971	317,727
Tim Participacoes SA (Brazil)(a)	12,887	286,220
Total Telecommunications		1,477,539
Water — 1.7%
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)(a)	34,250	215,433
Total Common Stocks (Cost $13,375,417)		12,296,329
MONEY MARKET FUND — 0.3%
Goldman Sachs Financial Square Fund, 0.07%(c) (Cost $37,997)	37,997	37,997

See accompanying Notes to Financial Statements.

ADVISORSHARES ATHENA HIGH DIVIDEND ETF
Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS — 8.2%(d)
BNP Paribas Securities Corp., dated 12/31/14, due 01/02/15, 0.06%, total to be received $250,000, (collateralized by various U.S. Government Agency Obligations, 0.00% – 8.95%, 01/5/15 – 07/15/37, totaling $255,000)	$250,000	$250,000
Citibank NA, dated 12/31/14, due 01/02/15, 0.08%, total to be received $101,562, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.50%, 11/17/15 – 10/20/44, totaling $103,593)	101,562	101,562
Daiwa Capital Markets America, dated 12/31/14, due 01/02/15, 0.12%, total to be received $250,001, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.50%, 06/01/17 – 03/01/48, totaling $255,000)	250,000	250,000
Mizuho Securities USA Inc., dated 12/31/14, due 01/02/15, 0.08%, total to be received $250,001, (collateralized by various U.S. Government Agency Obligations, 0.00% – 7.5%, 01/31/16 – 12/20/44, totaling $255,000)	250,000	250,000
RBC Capital Markets LLC, dated 12/31/14, due 01/02/15, 0.08%, total to be received $164,062, (collateralized by various U.S. Government Agency Obligations, 0.00% – 5.00%, 05/01/15 – 12/20/44, totaling $167,343)	164,062	164,062
Total Repurchase Agreements (Cost $1,015,624)		1,015,624
Total Investments — 107.8% (Cost $14,429,038)		13,349,950
Liabilities in Excess of Other Assets — (7.8)%		(967,837)
Net Assets — 100.0%		$12,382,113

PLC — Public Limited Company

LP  —  Limited Partnership

(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $980,424; the aggregate market value of the collateral held by the fund is $1,015,624.
(c)	Rate shown reflects the 7-day yield as of December 31, 2014.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Agriculture	3.4%
Banks	4.2
Biotechnology	2.8
Chemicals	2.1
Commercial Services	5.1
Electric	6.5
Engineering & Construction	2.7
Gas	3.2
Investment Companies	2.9
Iron/Steel	3.0
Mining	1.8
Oil & Gas	17.1
Pipelines	7.5
Private Equity	6.6
Real Estate Investment Trusts	16.8
Telecommunications	11.9
Water	1.7
Money Market Funds	0.3
Repurchase Agreements	8.2
Total Investments	107.8
Liabilities in Excess of Other Assets	(7.8)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES ATHENA INTERNATIONAL BEAR ETF
Schedule of Investments

December 31, 2014 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUND — 51.2%
Debt Fund — 51.2%
AdvisorShares Sage Core Reserves ETF† (Cost $505,000)	5,050	$500,960
MONEY MARKET FUND — 4.3%
Goldman Sachs Financial Square Fund, 0.07%(a) (Cost $42,611)	42,611	42,611
Total Investments Before Securities Sold, Not Yet Purchased (Cost $547,611)		543,571
Securities Sold, Not Yet Purchased — (98.2)%
COMMON STOCKS — (98.2)%
Airlines — (3.5)%
Ryanair Holdings PLC (Ireland)*(b)	(480)	(34,210)
Banks — (9.9)%
Bank of Ireland (Ireland)*(b)	(1,990)	(30,288)
BBVA Banco Frances SA (Argentina)(b)	(2,380)	(32,820)
Popular, Inc. (Puerto Rico)*	(990)	(33,709)
Total Banks		(96,817)
Computers — (3.5)%
CGI Group, Inc., Class A (Canada)*	(910)	(34,726)
Diversified Financial Services — (3.3)%
AerCap Holdings N.V. (Netherlands)*	(820)	(31,832)
Electronics — (3.3)%
Allegion PLC (Ireland)	(590)	(32,721)
Engineering & Construction — (3.5)%
Chicago Bridge & Iron Co. N.V. (Netherlands)	(810)	(34,004)
Healthcare – Products — (3.3)%
QIAGEN N.V. (Netherlands)*	(1,390)	(32,609)
Healthcare – Services — (6.4)%
Fresenius Medical Care AG & Co. KGaA (Germany)(b)	(820)	(30,455)
ICON PLC (Ireland)*	(630)	(32,123)
Total Healthcare – Services		(62,578)
Holding Companies – Diversified — (1.2)%
Restaurant Brands International, Inc. (Canada)*	(296)	(11,556)
Home Furnishings — (6.4)%
Sharp Corp. (Japan)*(b)	(14,270)	(30,966)
Sony Corp. (Japan)(b)	(1,570)	(32,138)
Total Home Furnishings		(63,104)

Investments	Shares	Value
COMMON STOCKS (continued)
Insurance — (23.1)%
Arch Capital Group Ltd. (Bermuda)*	(550)	$(32,505)
Assured Guaranty Ltd. (Bermuda)	(1,190)	(30,928)
Enstar Group Ltd. (Bermuda)*	(220)	(33,636)
Everest Re Group Ltd. (Bermuda)	(190)	(32,357)
Manulife Financial Corp. (Canada)	(1,760)	(33,598)
RenaissanceRe Holdings Ltd. (Bermuda)	(330)	(32,083)
XL Group PLC (Ireland)	(920)	(31,620)
Total Insurance		(226,727)
Media — (3.4)%
Markit Ltd. (Bermuda)*	(1,250)	(33,038)
Miscellaneous Manufacturing — (3.3)%
Ingersoll-Rand PLC (Ireland)	(510)	(32,329)
Oil & Gas — (3.4)%
InterOil Corp. (Canada)*	(680)	(33,177)
Oil & Gas Services — (3.6)%
Frank's International N.V. (Netherlands)	(2,090)	(34,757)
Pharmaceuticals — (6.9)%
Endo International PLC (Ireland)*	(460)	(33,175)
Taro Pharmaceutical Industries Ltd. (Israel)*	(230)	(34,084)
Total Pharmaceuticals		(67,259)
Software — (3.3)%
Dassault Systemes SA (France)(b)	(530)	(32,330)
Telecommunications — (3.3)%
Koninklijke KPN N.V. (Netherlands)(b)	(10,410)	(32,271)
Transportation — (3.6)%
Teekay Corp. (Bermuda)	(700)	(35,623)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(930,716)]		(961,668)
Total Investments — (42.7)% [Cost $(383,105)]		(418,097)
Other Assets in Excess of Liabilities — 142.7%		1,397,703
Net Assets — 100.0%		$979,606

ETF — Exchange Traded Fund

PLC — Public Limited Company

†	Affiliated Company
*	Non-income producing security
(a)	Rate shown reflects the 7-day yield as of December 31, 2014.
(b)	American Depositary Receipt.

Cash of $571,594 has been segregated to cover margin requirement for open short sales as of December 31, 2014.

See accompanying Notes to Financial Statements.

ADVISORSHARES ATHENA INTERNATIONAL BEAR ETF
Schedule of Investments (continued)

December 31, 2014 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Airlines	(3.5)%
Banks	(9.9)
Computers	(3.5)
Debt Fund	51.2
Diversified Financial Services	(3.3)
Electronics	(3.3)
Engineering & Construction	(3.5)
Healthcare – Products	(3.3)
Healthcare – Services	(6.4)
Holding Companies – Diversified	(1.2)
Home Furnishings	(6.4)
Insurance	(23.1)
Media	(3.4)
Miscellaneous Manufacturing	(3.3)
Oil & Gas	(3.4)
Oil & Gas Services	(3.6)
Pharmaceuticals	(6.9)
Software	(3.3)
Telecommunications	(3.3)
Transportation	(3.6)
Money Market Fund	4.3
Total Investments	(42.7)
Other Assets in Excess of Liabilities	142.7
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES EQUITYPRO ETF
Schedule of Investments

December 31, 2014 (Unaudited)

Investments	Shares/ Principal	Value
EXCHANGE TRADED FUNDS — 99.5%
Equity Fund — 99.5%
iShares Global Consumer Discretionary ETF(a)	27,582	$2,348,332
iShares Global Consumer Staples ETF(a)	46,017	4,123,583
iShares Global Energy ETF(a)	60,059	2,233,594
iShares Global Financials ETF	46,139	2,604,085
iShares Global Healthcare ETF(a)	40,605	4,042,634
iShares Global Industrials ETF(a)	39,514	2,786,132
iShares Global Materials ETF	43,603	2,437,844
iShares Global Tech ETF	27,632	2,619,237
iShares Global Telecom ETF(a)	42,954	2,581,106
iShares Global Utilities ETF(a)	54,159	2,662,998
Total Exchange Traded Funds (Cost $27,697,710)		28,439,545
MONEY MARKET FUND — 3.0%
Wells Fargo Advantage Government Money Market Fund – Institutional Class, 0.01%(b) (Cost $869,797)	869,797	869,797
REPURCHASE AGREEMENTS — 21.5%(c)
Citibank NA, dated 12/31/14, due 01/02/15, 0.08%, total to be received $601,560, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.50%, 11/17/15 – 10/20/44, totaling $625,831)	$613,559	613,559
Daiwa Capital Markets America, dated 12/31/14, due 01/02/15, 0.12%, total to be received $1,428,064, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.50%, 06/01/17 – 03/01/48, totaling $1,456,620)	1,428,059	1,428,059
HSBC Securities USA Inc., dated 12/31/14, due 01/02/15, 0.06%, total to be received $1,428,061, (collateralized by various U.S. Government Agency Obligations, 0.00% – 9.38%, 01/15/15 – 07/15/32, totaling $1,456,624)	1,428,059	1,428,059
Merrill Lynch Pierce Fenner & Smith Inc., dated 12/31/14, due 01/02/15, 0.07%, total to be received $1,237,843, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.00%, 06/01/17 – 12/20/44, totaling $1,262,598)	1,237,841	1,237,841

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Mizuho Securities USA Inc., dated 12/31/14, due 01/02/15, 0.08%, total to be received $1,428,062, (collateralized by various U.S. Government Agency Obligations, 0.00% – 7.50%, 01/31/16 – 12/20/44, totaling $1,456,620)	$1,428,059	$1,428,059
Total Repurchase Agreements (Cost $6,135,577)		6,135,577
Total Investments — 124.0% (Cost $34,703,084)		35,444,919
Liabilities in Excess of Other Assets — (24.0)%		(6,861,143)
Net Assets — 100.0%		$28,583,776

ETF –  Exchange Traded Fund

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $6,001,123; the aggregate market value of the collateral held by the fund is $6,135,577.
(b)	Rate shown reflects the 7-day yield as of December 31, 2014.
(c)	Collateral received from brokers for securities lending was invested in these short-term securities.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Equity Fund	99.5%
Money Market Fund	3.0
Repurchase Agreements	21.5
Total Investments	124.0
Liabilities in Excess of Other Assets	(24.0)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES GARTMAN GOLD/BRITISH POUND ETF
Schedule of Investments (Consolidated)†

December 31, 2014 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND — 41.2%
BlackRock Liquidity Funds TempFund Portfolio – Institutional Class, 0.07%(a) (Cost $237,032)	237,032	$237,032
Total Investments — 41.2% (Cost $237,032)		237,032
Other Assets in Excess of Liabilities — 58.8%		338,758
Net Assets — 100.0%		$575,790

†	The Consolidated Schedule of Investments included the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. See the Notes to Financial Statements.
(a)	Rate shown reflects the 7-day yield as of December 31, 2014.

Futures contracts outstanding as of December 31, 2014:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at December 31, 2014	Unrealized Appreciation/ (Depreciation)
British Pound Currency	Interactive Brokers LLC	March 2015	(6)	$(588,435)	$(583,875)	$4,560
Gold 100 Oz.	Interactive Brokers LLC	February 2015	5	599,662	592,050	(7,612)
						$(3,052)

See accompanying Notes to Financial Statements.

ADVISORSHARES GARTMAN GOLD/EURO ETF
Schedule of Investments (Consolidated)†

December 31, 2014 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND — 64.8%
BlackRock Liquidity Funds TempFund Portfolio – Institutional Class, 0.07%(a) (Cost $1,605,842)	1,605,842	$1,605,842
Total Investments — 64.8% (Cost $1,605,842)		1,605,842
Other Assets in Excess of Liabilities — 35.2%		874,215
Net Assets — 100.0%		$2,480,057

†	The Consolidated Schedule of Investments included the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. See the Notes to the Financial Statements.
(a)	Rate shown reflects the 7-day yield as of December 31, 2014.

Futures contracts outstanding as of December 31, 2014:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at December 31, 2014	Unrealized Appreciation/(Depreciation)
EURO Currency	Interactive Brokers LLC	March 2015	(17)	$(2,645,477)	$(2,572,738)	$72,739
Gold 100 Oz.	Interactive Brokers LLC	February 2015	22	2,640,911	2,605,020	(35,891)
						$36,848

See accompanying Notes to Financial Statements.

ADVISORSHARES GARTMAN GOLD/YEN ETF
Schedule of Investments (Consolidated)†

December 31, 2014 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND — 70.0%
BlackRock Liquidity Funds TempFund Portfolio – Institutional Class, 0.07%(a) (Cost $5,262,611)	5,262,611	$5,262,611
Total Investments — 70.0% (Cost $5,262,611)		5,262,611
Other Assets in Excess of Liabilities — 30.0%		2,258,372
Net Assets — 100.0%		$7,520,983

†	The Consolidated Schedule of Investments included the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. See the Notes to Financial Statements.
(a)	Rate shown reflects the 7-day yield as of December 31, 2014.

Futures contracts outstanding as of December 31, 2014:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at December 31, 2014	Unrealized Appreciation/ (Depreciation)
Gold 100 Oz.	Interactive Brokers LLC	February 2015	66	$7,917,963	$7,815,060	$(102,903)
Japanese Yen Currency	Interactive Brokers LLC	March 2015	(75)	(7,947,472)	(7,827,187)	120,285
						$17,382

See accompanying Notes to Financial Statements.

ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments

December 31, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 67.8%
Apparel — 1.0%
Hanesbrands, Inc.	180	$20,092
VF Corp.	545	40,820
Total Apparel		60,912
Auto Parts & Equipment — 1.9%
Johnson Controls, Inc.	2,459	118,868
Banks — 2.8%
Banco Bradesco SA (Brazil)(a)	3,470	46,394
Boston Private Financial Holdings, Inc.	3,464	46,660
City National Corp.	795	64,244
Northern Trust Corp.	303	20,422
Total Banks		177,720
Beverages — 0.6%
Reed's, Inc.*(b)	6,126	36,205
Biotechnology — 2.8%
Amgen, Inc.	125	19,911
Illumina, Inc.*	649	119,793
Isis Pharmaceuticals, Inc.*(b)	569	35,130
Total Biotechnology		174,834
Building Materials — 0.6%
Geberit AG (Switzerland)(a)	581	19,986
Masco Corp.	830	20,916
Total Building Materials		40,902
Chemicals — 1.9%
Novozymes A/S (Denmark)(a)	2,838	119,593
Commercial Services — 3.1%
Automatic Data Processing, Inc.	696	58,025
Kroton Educacional SA (Brazil)(a)	7,320	41,285
MasterCard, Inc., Class A	712	61,346
Where Food Comes From, Inc.*	12,773	37,042
Total Commercial Services		197,698
Computers — 4.2%
Apple, Inc.	1,279	141,176
EMC Corp.	2,451	72,893
Hewlett-Packard Co.	530	21,269
Stratasys Ltd. (Israel)*(b)	369	30,667
Total Computers		266,005
Cosmetics/Personal Care — 1.0%
Procter & Gamble Co. (The)	696	63,399
Diversified Financial Services — 3.2%
Ameriprise Financial, Inc.	315	41,659
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,733	38,891
MarketAxess Holdings, Inc.	729	52,277

Investments	Shares	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
WageWorks, Inc.*	1,101	$71,091
Total Diversified Financial Services		203,918
Electronics — 1.4%
Rogers Corp.*	292	23,781
Thermo Fisher Scientific, Inc.	376	47,109
Waters Corp.*	178	20,064
Total Electronics		90,954
Environmental Control — 1.6%
Clean Harbors, Inc.*	1,052	50,549
Tomra Systems ASA (Norway)(a)	6,888	52,825
Total Environmental Control		103,374
Food — 5.5%
Boulder Brands, Inc.*	3,711	41,044
Hain Celestial Group, Inc. (The)*	202	11,775
Kroger Co. (The)	830	53,294
Nestle SA (Switzerland)(a)	331	24,146
Sprouts Farmers Market, Inc.*(b)	1,600	54,368
SunOpta, Inc.*	4,037	47,838
United Natural Foods, Inc.*	683	52,813
WhiteWave Foods Co. (The)*	1,744	61,023
Total Food		346,301
Healthcare – Products — 2.0%
Becton, Dickinson and Co.	147	20,456
Boston Scientific Corp.*	3,250	43,062
Hologic, Inc.*	2,300	61,502
Total Healthcare – Products		125,020
Healthcare – Services — 0.4%
Amedisys, Inc.*	750	22,012
Home Furnishings — 0.4%
Dorel Industries, Inc., Class B(b)	730	25,264
Household Products/Wares — 0.5%
Church & Dwight Co., Inc.	393	30,972
Internet — 1.9%
F5 Networks, Inc.*	453	59,101
Fireeye, Inc.*(b)	720	22,738
Google, Inc., Class C*	38	20,003
Google, Inc., Class A*	37	19,634
Total Internet		121,476
Machinery – Diversified — 2.4%
Rockwell Automation, Inc.	459	51,041
Tennant Co.	562	40,559
Xylem, Inc.	1,484	56,496
Total Machinery – Diversified		148,096

See accompanying Notes to Financial Statements.

ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Metal Fabricate/Hardware — 0.3%
Mueller Water Products, Inc., Class A	2,075	$21,248
Miscellaneous Manufacturing — 2.2%
AptarGroup, Inc.	998	66,706
Illinois Tool Works, Inc.	215	20,361
Pure Technologies Ltd.(b)	3,735	24,113
Raven Industries, Inc.	975	24,375
Total Miscellaneous Manufacturing		135,555
Office/Business Equipment — 0.3%
Xerox Corp.	1,493	20,693
Pharmaceuticals — 5.0%
Cardinal Health, Inc.	636	51,344
Johnson & Johnson	400	41,828
Novartis AG (Switzerland)(a)	744	68,939
Perrigo Co. PLC	335	55,999
Roche Holding AG (Switzerland)(a)	1,000	33,990
Teva Pharmaceutical Industries Ltd. (Israel)(a)	1,062	61,076
Total Pharmaceuticals		313,176
Real Estate — 1.7%
CBRE Group, Inc., Class A*	602	20,618
Jones Lang LaSalle, Inc.	563	84,411
Total Real Estate		105,029
Real Estate Investment Trusts — 1.3%
Vornado Realty Trust	704	82,868
Retail — 4.1%
Chipotle Mexican Grill, Inc.*	91	62,290
Costco Wholesale Corp.	216	30,618
CVS Health Corp.	831	80,034
Nordstrom, Inc.	264	20,959
Target Corp.	852	64,675
Total Retail		258,576
Semiconductors — 3.7%
Broadcom Corp., Class A	1,065	46,147
Cree, Inc.*(b)	608	19,590
Intel Corp.	554	20,105
IPG Photonics Corp.*(b)	621	46,525
NXP Semiconductor NV (Netherlands)*	581	44,388
Xilinx, Inc.	1,235	53,463
Total Semiconductors		230,218

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)
Software — 2.6%
Adobe Systems, Inc.*	1,004	$72,991
Fiserv, Inc.*	958	67,989
Microsoft Corp.	427	19,834
Total Software		160,814
Telecommunications — 2.2%
LogMeIn, Inc.*	405	19,982
Sierra Wireless, Inc. (Canada)*(b)	1,443	68,384
Telenor ASA (Norway)(a)	456	27,608
Vodafone Group PLC (United Kingdom)(a)	622	21,254
Total Telecommunications		137,228
Transportation — 4.1%
Canadian National Railway Co. (Canada)	1,017	70,082
CSX Corp.	1,367	49,526
FedEx Corp.	113	19,624
Matson, Inc.	575	19,849
Norfolk Southern Corp.	231	25,320
Union Pacific Corp.	641	76,362
Total Transportation		260,763
Water — 1.1%
American Water Works Co., Inc.	771	41,094
Severn Trent PLC (United Kingdom)(a)(b)	998	31,193
Total Water		72,287
Total Common Stocks (Cost $3,708,101)		4,271,978
ASSET BACKED SECURITIES — 20.2%
SBA, 4.08%, 07/25/38@	$138,440	160,749
SBA, 4.16%, 02/25/39@	185,869	215,157
SBAP, Class 1, Series 2009-20H, 4.45%, 08/01/29	193,664	211,216
SBAP, Class 1, Series 2010-20A, 4.38%, 01/01/30	141,428	153,287
SBAP, Class 1, Series 2010-20B, 4.14%, 02/01/30	296,958	321,199
U.S. SBA, Class 1, Series 2010-10A, 4.11%, 03/10/20	198,727	212,412
Total Asset Backed Securities (Cost $1,275,410)		1,274,020

See accompanying Notes to Financial Statements.

ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Investments	Principal	Value
COMMERCIAL MORTGAGE BACKED SECURITY — 4.1%
Government National Mortgage Association, Class AC, Series 2011-109, 3.25%, 04/16/43 (Cost $266,786)	$250,000	$255,999
MUNICIPAL BOND — 4.7%
Allegheny County Residential Finance Authority, 0.14%, 11/01/35@ (Cost $300,000)	300,000	300,000
MONEY MARKET FUNDS — 2.8%
Fidelity Institutional Money Market Government Portfolio – Class I, 0.01%(c)	92,013	92,013
Fidelity Institutional Money Market Portfolio – Institutional Class, 0.09%(c)	83,834	83,834
Total Money Market Funds (Cost $175,847)		175,847
REPURCHASE AGREEMENTS — 4.2%(d)
Daiwa Capital Markets America, dated 12/31/14, due 01/02/15, 0.12%, total to be received $250,001, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.50%, 06/01/17 – 03/01/48, totaling $255,000)	250,000	250,000
Royal Bank Of Scotland PLC, dated 12/31/14, due 01/02/15, 0.08%, total to be received $13,151, (collateralized by various U.S. Government Agency Obligations, 0.25% – 3.25%, 01/15/15 – 05/15/23, totaling $13,414)	13,151	13,151
Total Repurchase Agreements (Cost $263,151)		263,151
Total Investments — 103.8% (Cost $5,989,295)		6,540,995
Liabilities in Excess of Other Assets — (3.8%)		(237,488)
Net Assets — 100.0%		$6,303,507

PLC — Public Limited Company

*	Non-income producing security.
@	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2014.
(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan; the aggregate market value of the securities on loan is $256,306; the aggregate market value of the collateral held by the fund is $263,151.
(c)	Rate shown reflects the 7-day yield as of December 31, 2014.
(d)	Collateral received from brokers for securities lending was invested in these short-term securities.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Apparel	1.0%
Asset Backed Securities	20.2
Auto Parts & Equipment	1.9
Banks	2.8
Beverages	0.6
Biotechnology	2.8
Building Materials	0.6
Chemicals	1.9
Commercial Mortgage Backed Securities	4.1
Commercial Services	3.1
Computers	4.2
Cosmetics/Personal Care	1.0
Diversified Financial Services	3.2
Electronics	1.4
Environmental Control	1.6
Food	5.5
Healthcare – Products	2.0
Healthcare – Services	0.4
Home Furnishings	0.4
Household Products/Wares	0.5
Internet	1.9
Machinery – Diversified	2.4
Metal Fabricate/Hardware	0.3
Miscellaneous Manufacturing	2.2
Money Market Fund	2.8
Repurchase Agreements	4.2
Municipal Bond	4.7
Office/Business Equipment	0.3
Pharmaceuticals	5.0
Real Estate	1.7
Real Estate Investment Trusts	1.3
Retail	4.1
Semiconductors	3.7
Software	2.6
Telecommunications	2.2
Transportation	4.1
Water	1.1
Total Investments	103.8
Liabilities in Excess of Other Assets	(3.8)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES INTERNATIONAL GOLD ETF
Schedule of Investments

December 31, 2014 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 90.1%
Commodity Fund — 90.1%
AdvisorShares Gartman Gold/British Pound ETF†	13,103	$151,012
AdvisorShares Gartman Gold/Euro ETF†	13,844	171,804
AdvisorShares Gartman Gold/Yen ETF†	14,505	190,305
PowerShares DB Gold Fund*	1,321	51,691
Total Exchange Traded Funds (Cost $587,577)		564,812
MONEY MARKET FUND — 12.1%
BlackRock Liquidity Funds TempFund Portfolio – Institutional Class, 0.07%(a) (Cost $75,992)	75,992	75,992
Total Investments — 102.2% (Cost $663,569)		640,804
Liabilities in Excess of Other Assets — (2.2)%		(13,955)
Net Assets — 100.0%		$626,849

ETF — Exchange Traded Fund

*	Non-income producing security.
†	Affiliated Company.
(a)	Rate shown reflects the 7-day yield as of December 31, 2014.

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments

December 31, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.4%
Advertising — 0.6%
Alliance Data Systems Corp.*	293	$83,813
Interpublic Group of Cos., Inc. (The)	3,698	76,807
Omnicom Group, Inc.	417	32,305
Total Advertising		192,925
Aerospace/Defense — 1.0%
Boeing Co. (The)	329	42,764
General Dynamics Corp.	140	19,267
L-3 Communications Holdings, Inc.	108	13,631
Lockheed Martin Corp.	197	37,936
Northrop Grumman Corp.	241	35,521
Raytheon Co.	478	51,705
Rockwell Collins, Inc.	448	37,847
United Technologies Corp.	606	69,690
Total Aerospace/Defense		308,361
Agriculture — 0.5%
Altria Group, Inc.	391	19,265
Archer – Daniels – Midland Co.	1,352	70,304
Lorillard, Inc.	431	27,127
Philip Morris International, Inc.	117	9,530
Reynolds American, Inc.	349	22,430
Total Agriculture		148,656
Airlines — 1.5%
Delta Air Lines, Inc.	4,710	231,685
Southwest Airlines Co.	5,366	227,089
Total Airlines		458,774
Apparel — 1.2%
Michael Kors Holdings Ltd.*	2,336	175,433
NIKE, Inc., Class B	349	33,556
Ralph Lauren Corp.	417	77,212
Under Armour, Inc., Class A*	233	15,821
VF Corp.	700	52,430
Total Apparel		354,452
Auto Manufacturers — 1.3%
Ford Motor Co.	7,662	118,761
General Motors Co.	6,146	214,557
PACCAR, Inc.	854	58,080
Total Auto Manufacturers		391,398
Auto Parts & Equipment — 2.3%
BorgWarner, Inc.	2,178	119,681
Delphi Automotive PLC (United Kingdom)	2,220	161,438
Goodyear Tire & Rubber Co. (The)	8,751	250,016
Johnson Controls, Inc.	3,129	151,256
Total Auto Parts & Equipment		682,391

Investments	Shares	Value
COMMON STOCKS (continued)
Banks — 4.2%
Bank of America Corp.	5,771	$103,243
Bank of New York Mellon Corp. (The)	1,248	50,631
BB&T Corp.	1,663	64,674
Capital One Financial Corp.	593	48,952
Citigroup, Inc.	1,885	101,997
Comerica, Inc.	486	22,764
Fifth Third Bancorp	3,097	63,101
Goldman Sachs Group, Inc. (The)	241	46,713
Huntington Bancshares, Inc.	4,110	43,237
JPMorgan Chase & Co.	1,271	79,539
KeyCorp	1,431	19,891
M&T Bank Corp.	285	35,802
Morgan Stanley	5,583	216,620
Northern Trust Corp.	650	43,810
PNC Financial Services Group, Inc. (The)	241	21,987
Regions Financial Corp.	4,109	43,391
State Street Corp.	365	28,653
SunTrust Banks, Inc.	3,603	150,966
US Bancorp	486	21,846
Wells Fargo & Co.	964	52,847
Total Banks		1,260,664
Beverages — 0.8%
Brown-Forman Corp., Class B	149	13,088
Coca-Cola Co. (The)	291	12,286
Coca-Cola Enterprises, Inc.	981	43,380
Constellation Brands, Inc., Class A*	805	79,027
Dr Pepper Snapple Group, Inc.	255	18,278
Keurig Green Mountain, Inc.	123	16,285
Molson Coors Brewing Co., Class B	110	8,197
Monster Beverage Corp.*	214	23,187
PepsiCo, Inc.	160	15,130
Total Beverages		228,858
Biotechnology — 2.0%
Alexion Pharmaceuticals, Inc.*	391	72,347
Amgen, Inc.	150	23,893
Biogen Idec, Inc.*	369	125,257
Celgene Corp.*	1,349	150,899
Gilead Sciences, Inc.*	1,839	173,344
Regeneron Pharmaceuticals, Inc.*	142	58,256
Total Biotechnology		603,996

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Building Materials — 0.2%
Martin Marietta Materials, Inc.	262	$28,904
Masco Corp.	1,473	37,119
Vulcan Materials Co.	108	7,099
Total Building Materials		73,122
Chemicals — 3.3%
Air Products & Chemicals, Inc.	138	19,904
Airgas, Inc.	218	25,109
CF Industries Holdings, Inc.	679	185,055
Dow Chemical Co. (The)	424	19,339
E.I. du Pont de Nemours & Co.	314	23,217
Eastman Chemical Co.	1,012	76,770
Ecolab, Inc.	324	33,865
FMC Corp.	1,405	80,127
International Flavors & Fragrances, Inc.	195	19,765
LyondellBasell Industries NV, Class A	1,155	91,695
Monsanto Co.	900	107,523
Mosaic Co. (The)	3,383	154,434
PPG Industries, Inc.	303	70,039
Praxair, Inc.	230	29,799
Sherwin-Williams Co. (The)	186	48,925
Sigma-Aldrich Corp.	72	9,883
Total Chemicals		995,449
Coal — 0.1%
CONSOL Energy, Inc.	465	15,722
Commercial Services — 2.7%
ADT Corp. (The)(a)	798	28,912
Automatic Data Processing, Inc.	252	21,009
Cintas Corp.	330	25,885
Equifax, Inc.	495	40,031
H&R Block, Inc.	1,830	61,634
MasterCard, Inc., Class A	861	74,184
McGraw Hill Financial, Inc.	607	54,011
Moody’s Corp.	388	37,174
Quanta Services, Inc.*	1,998	56,723
Robert Half International, Inc.	1,461	85,293
Total System Services, Inc.	2,073	70,399
United Rentals, Inc.*	1,594	162,604
Western Union Co. (The)	4,723	84,589
Total Commercial Services		802,448
Computers — 3.6%
Accenture PLC, Class A (Ireland)	460	41,083
Apple, Inc.	1,204	132,898
Cognizant Technology Solutions Corp., Class A*	2,687	141,497
Computer Sciences Corp.	584	36,821
EMC Corp.	2,920	86,841

Investments	Shares	Value
COMMON STOCKS (continued)
Computers (continued)
Hewlett-Packard Co.	241	$9,671
International Business Machines Corp.	590	94,660
NetApp, Inc.	1,741	72,164
SanDisk Corp.	2,066	202,427
Seagate Technology PLC (Ireland)	1,485	98,752
Teradata Corp.*	1,494	65,258
Western Digital Corp.	923	102,176
Total Computers		1,084,248
Cosmetics/Personal Care — 0.2%
Avon Products, Inc.	1,291	12,122
Colgate-Palmolive Co.	246	17,021
Estee Lauder Cos., Inc. (The), Class A	268	20,422
Procter & Gamble Co. (The)	195	17,762
Total Cosmetics/Personal Care		67,327
Distribution/Wholesale — 0.8%
Fastenal Co.	1,036	49,272
Fossil Group, Inc.*	1,191	131,891
Genuine Parts Co.	133	14,174
W.W. Grainger, Inc.	209	53,272
Total Distribution/Wholesale		248,609
Diversified Financial Services — 5.1%
Affiliated Managers Group, Inc.*	729	154,723
American Express Co.	818	76,107
Ameriprise Financial, Inc.	1,214	160,552
BlackRock, Inc.	235	84,027
Charles Schwab Corp. (The)	3,075	92,834
CME Group, Inc.	283	25,088
Discover Financial Services	553	36,216
E*TRADE Financial Corp.*	6,682	162,072
Franklin Resources, Inc.	2,404	133,109
Intercontinental Exchange, Inc.	269	58,989
Invesco Ltd.	2,972	117,453
Legg Mason, Inc.	2,709	144,579
NASDAQ OMX Group, Inc. (The)	2,092	100,332
T. Rowe Price Group, Inc.	1,012	86,890
Visa, Inc., Class A	318	83,380
Total Diversified Financial Services		1,516,351
Electric — 1.1%
AES Corp. (The)	2,660	36,628
Ameren Corp.	595	27,447
American Electric Power Co., Inc.	183	11,112
CMS Energy Corp.	446	15,499
Consolidated Edison, Inc.	123	8,119
Dominion Resources, Inc.	157	12,073

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Electric (continued)
DTE Energy Co.	171	$14,769
Duke Energy Corp.	118	9,858
Edison International	147	9,626
Integrys Energy Group, Inc.	100	7,785
NextEra Energy, Inc.	137	14,562
Northeast Utilities	289	15,467
NRG Energy, Inc.	677	18,245
Pepco Holdings, Inc.	387	10,422
PG&E Corp.	475	25,289
Pinnacle West Capital Corp.	148	10,110
Public Service Enterprise Group, Inc.	174	7,205
SCANA Corp.	222	13,409
Southern Co. (The)	162	7,956
TECO Energy, Inc.	662	13,564
Wisconsin Energy Corp.	222	11,708
Xcel Energy, Inc.	341	12,249
Total Electric		313,102
Electrical Components & Equipment — 0.4%
AMETEK, Inc.	1,267	66,682
Emerson Electric Co.	768	47,409
Total Electrical Components & Equipment		114,091
Electronics — 2.9%
Agilent Technologies, Inc.	598	24,482
Amphenol Corp., Class A	420	22,600
Corning, Inc.	6,662	152,760
FLIR Systems, Inc.	1,952	63,069
Garmin Ltd. (Switzerland)(a)	314	16,589
Honeywell International, Inc.	484	48,361
Jabil Circuit, Inc.	6,863	149,819
Keysight Technologies, Inc.*	299	10,097
PerkinElmer, Inc.	1,768	77,315
TE Connectivity Ltd. (Switzerland)	1,941	122,768
Thermo Fisher Scientific, Inc.	658	82,441
Tyco International PLC	1,543	67,676
Waters Corp.*	265	29,871
Total Electronics		867,848
Engineering & Construction — 0.6%
Fluor Corp.	1,268	76,879
Jacobs Engineering Group, Inc.*	2,233	99,793
Total Engineering & Construction		176,672
Environmental Control — 0.2%
Republic Services, Inc.	484	19,481
Stericycle, Inc.*	256	33,556

Investments	Shares	Value
COMMON STOCKS (continued)
Environmental Control (continued)
Waste Management, Inc.	331	$16,987
Total Environmental Control		70,024
Food — 1.7%
Campbell Soup Co.	220	9,680
ConAgra Foods, Inc.	795	28,843
General Mills, Inc.	325	17,332
Hershey Co. (The)	202	20,994
JM Smucker Co. (The)	167	16,864
Kellogg Co.	201	13,153
Kraft Foods Group, Inc.	343	21,492
Kroger Co. (The)	1,062	68,191
McCormick & Co., Inc.	231	17,163
Mondelez International, Inc., Class A	1,320	47,949
Safeway, Inc.	410	14,399
Sysco Corp.	385	15,281
Tyson Foods, Inc., Class A	4,651	186,459
Whole Foods Market, Inc.	692	34,891
Total Food		512,691
Forest Products & Paper — 0.4%
International Paper Co.	1,729	92,640
MeadWestvaco Corp.	490	21,751
Total Forest Products & Paper		114,391
Gas — 0.1%
AGL Resources, Inc.	115	6,269
CenterPoint Energy, Inc.	329	7,708
NiSource, Inc.	326	13,829
Sempra Energy	130	14,477
Total Gas		42,283
Hand/Machine Tools — 0.4%
Snap-on, Inc.	470	64,268
Stanley Black & Decker, Inc.	407	39,104
Total Hand/Machine Tools		103,372
Healthcare – Products — 1.7%
Baxter International, Inc.	322	23,599
Becton Dickinson and Co.	173	24,075
Boston Scientific Corp.*	4,326	57,319
C.R. Bard, Inc.	317	52,818
CareFusion Corp.*	476	28,246
Covidien PLC (Ireland)	201	20,558
DENTSPLY International, Inc.	817	43,522
Edwards Lifesciences Corp.*	196	24,966
Halyard Health, Inc.*	16	727
Hospira, Inc.*	472	28,910
Intuitive Surgical, Inc.*	24	12,695

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Healthcare – Products (continued)
Medtronic, Inc.	304	$21,949
Patterson Cos., Inc.	596	28,668
St. Jude Medical, Inc.	887	57,682
Stryker Corp.	264	24,903
Varian Medical Systems, Inc.*	366	31,663
Zimmer Holdings, Inc.	287	32,552
Total Healthcare – Products		514,852
Healthcare – Services — 2.0%
Aetna, Inc.	1,160	103,043
Anthem, Inc.	559	70,250
Cigna Corp.	951	97,867
DaVita HealthCare Partners, Inc.*	320	24,237
Humana, Inc.	286	41,078
Laboratory Corp. of America Holdings*	547	59,021
Quest Diagnostics, Inc.	1,002	67,194
Tenet Healthcare Corp.*	413	20,927
UnitedHealth Group, Inc.	887	89,667
Universal Health Services, Inc., Class B	263	29,261
Total Healthcare — Services		602,545
Home Builders — 1.0%
D.R. Horton, Inc.	3,641	92,081
Lennar Corp., Class A	3,972	177,985
PulteGroup, Inc.	1,182	25,366
Total Home Builders		295,432
Home Furnishings — 1.6%
Harman International Industries, Inc.	1,403	149,714
Leggett & Platt, Inc.	2,098	89,396
Whirlpool Corp.	1,215	235,394
Total Home Furnishings		474,504
Household Products/Wares — 0.2%
Avery Dennison Corp.	807	41,867
Clorox Co. (The)	97	10,109
Kimberly-Clark Corp.	132	15,251
Total Household Products/Wares		67,227
Housewares — 0.1%
Newell Rubbermaid, Inc.	893	34,014
Insurance — 5.5%
ACE Ltd. (Switzerland)	285	32,741
Aflac, Inc.	963	58,830
Allstate Corp. (The)	1,115	78,329
American International Group, Inc.	2,263	126,751
Aon PLC	778	73,778
Assurant, Inc.	459	31,409

Investments	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Berkshire Hathaway, Inc., Class B*	133	$19,970
Chubb Corp. (The)	770	79,672
Genworth Financial, Inc., Class A*	13,901	118,158
Hartford Financial Services Group, Inc. (The)	3,208	133,741
Lincoln National Corp.	2,797	161,303
Marsh & McLennan Cos., Inc.	893	51,115
MetLife, Inc.	1,816	98,227
Principal Financial Group, Inc.	2,180	113,229
Progressive Corp. (The)	886	23,913
Prudential Financial, Inc.	2,078	187,976
Torchmark Corp.	1,024	55,470
Travelers Cos., Inc. (The)	820	86,797
Unum Group	3,403	118,697
XL Group PLC (Ireland)	280	9,624
Total Insurance		1,659,730
Internet — 2.3%
eBay, Inc.*	1,210	67,905
Expedia, Inc.	990	84,506
F5 Networks, Inc.*	642	83,759
Facebook, Inc., Class A*	650	50,713
Google, Inc., Class A*	198	105,071
Netflix, Inc.*	32	10,931
Priceline Group, Inc. (The)*	112	127,703
Symantec Corp.	1,697	43,537
TripAdvisor, Inc.*	741	55,323
VeriSign, Inc.*(a)	671	38,247
Yahoo!, Inc.*	331	16,719
Total Internet		684,414
Iron/Steel — 0.2%
Allegheny Technologies, Inc.	1,478	51,390
Nucor Corp.	288	14,126
Total Iron/Steel		65,516
Leisure Time — 0.8%
Carnival Corp. (Panama)	3,496	158,474
Harley-Davidson, Inc.	1,404	92,537
Total Leisure Time		251,011
Lodging — 0.4%
Marriott International, Inc., Class A	498	38,859
Starwood Hotels & Resorts Worldwide, Inc.	170	13,782
Wyndham Worldwide Corp.	573	49,140
Wynn Resorts Ltd.	189	28,116
Total Lodging		129,897

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Machinery – Construction & Mining — 0.1%
Caterpillar, Inc.	359	$32,859
Machinery – Diversified — 1.3%
Cummins, Inc.	1,065	153,541
Deere & Co.	513	45,385
Flowserve Corp.	1,036	61,984
Rockwell Automation, Inc.	408	45,370
Roper Industries, Inc.	218	34,084
Xylem, Inc.	1,510	57,486
Total Machinery — Diversified		397,850
Media — 4.3%
Cablevision Systems Corp., Class A(a)	3,136	64,727
CBS Corp., Class B	2,230	123,408
Comcast Corp., Class A	1,330	77,153
DIRECTV*	595	51,586
Discovery Communications, Inc., Class A*	3,177	109,448
Discovery Communications, Inc., Class C*	4,989	168,229
Gannett Co., Inc.	2,861	91,352
News Corp., Class A*	638	10,010
Nielsen N.V.	2,038	91,160
Scripps Networks Interactive, Inc., Class A	684	51,485
Time Warner Cable, Inc.	164	24,938
Time Warner, Inc.	982	83,882
Twenty-First Century Fox, Inc., Class A	3,170	121,744
Viacom, Inc., Class B	1,901	143,050
Walt Disney Co. (The)	698	65,745
Total Media		1,277,917
Metal Fabricate/Hardware — 0.4%
Precision Castparts Corp.	431	103,819
Mining — 0.5%
Alcoa, Inc.	689	10,880
Freeport-McMoRan, Inc.	5,945	138,875
Total Mining		149,755
Miscellaneous Manufacturing — 2.8%
3M Co.	292	47,981
Danaher Corp.	524	44,912
Dover Corp.	1,198	85,921
Eaton Corp. PLC (Ireland)	1,329	90,319
General Electric Co.	1,130	28,555
Illinois Tool Works, Inc.	490	46,403
Ingersoll-Rand PLC (Ireland)	1,286	81,519
Pall Corp.	301	30,464
Parker Hannifin Corp.	684	88,202
Pentair PLC (United Kingdom)	1,569	104,213

Investments	Shares	Value
COMMON STOCKS (continued)
Miscellaneous Manufacturing (continued)
Textron, Inc.	4,726	$199,012
Total Miscellaneous Manufacturing		847,501
Office/Business Equipment — 0.2%
Pitney Bowes, Inc.	817	19,910
Xerox Corp.	3,445	47,748
Total Office/Business Equipment		67,658
Oil & Gas — 8.0%
Anadarko Petroleum Corp.	542	44,715
Apache Corp.	191	11,970
Cabot Oil & Gas Corp.	3,608	106,833
California Resources Corp.*	67	369
Chesapeake Energy Corp.	753	14,736
Chevron Corp.	207	23,221
Cimarex Energy Co.	636	67,416
ConocoPhillips	537	37,085
Denbury Resources, Inc.	6,343	51,569
Devon Energy Corp.	2,932	179,468
Diamond Offshore Drilling, Inc.(a)	3,730	136,928
EOG Resources, Inc.	321	29,554
EQT Corp.	846	64,042
Exxon Mobil Corp.	701	64,807
Helmerich & Payne, Inc.	1,910	128,772
Hess Corp.	328	24,213
Marathon Oil Corp.	761	21,529
Marathon Petroleum Corp.	1,711	154,435
Murphy Oil Corp.	1,412	71,334
Nabors Industries Ltd.	10,548	136,913
Newfield Exploration Co.*	3,889	105,470
Noble Corp. PLC	9,003	149,180
Noble Energy, Inc.	323	15,320
Occidental Petroleum Corp.	169	13,623
Phillips 66	1,232	88,334
Pioneer Natural Resources Co.	366	54,479
QEP Resources, Inc.	805	16,277
Range Resources Corp.	639	34,155
Southwestern Energy Co.*	2,269	61,921
Tesoro Corp.	2,908	216,210
Transocean Ltd. (Switzerland)(a)	4,438	81,349
Valero Energy Corp.	4,034	199,683
Total Oil & Gas		2,405,910
Oil & Gas Services — 2.8%
Baker Hughes, Inc.	3,610	202,413
Cameron International Corp.*	3,015	150,599
FMC Technologies, Inc.*	2,551	119,489
Halliburton Co.	3,388	133,250
National Oilwell Varco, Inc.	1,792	117,430

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Oil & Gas Services (continued)
Schlumberger Ltd.	1,315	$112,314
Total Oil & Gas Services		835,495
Packaging & Containers — 1.0%
Ball Corp.	649	44,242
Bemis Co., Inc.	469	21,204
Owens-Illinois, Inc.*	4,817	130,011
Sealed Air Corp.	2,205	93,558
Total Packaging & Containers		289,015
Pharmaceuticals — 3.7%
Abbott Laboratories	919	41,373
AbbVie, Inc.	718	46,986
Actavis PLC*	603	155,218
Allergan, Inc.	379	80,572
AmerisourceBergen Corp.	932	84,029
Bristol-Myers Squibb Co.	308	18,181
Cardinal Health, Inc.	441	35,602
Eli Lilly & Co.	138	9,521
Express Scripts Holding Co.*	1,222	103,467
Johnson & Johnson	143	14,953
Mallinckrodt PLC (Ireland)*	2,055	203,507
McKesson Corp.	474	98,393
Mead Johnson Nutrition Co.	158	15,885
Merck & Co., Inc.	267	15,163
Mylan, Inc.*	2,275	128,242
Perrigo Co. PLC (Ireland)	306	51,151
Pfizer, Inc.	456	14,204
Total Pharmaceuticals		1,116,447
Pipelines — 0.1%
Kinder Morgan, Inc.	262	11,085
ONEOK, Inc.	142	7,070
Spectra Energy Corp.	157	5,699
Williams Cos., Inc. (The)	207	9,303
Total Pipelines		33,157
Real Estate — 0.3%
CBRE Group, Inc., Class A*	2,148	73,569
Real Estate Investment Trust — 0.5%
American Tower Corp.	268	26,492
AvalonBay Communities, Inc.	81	13,234
Crown Castle International Corp.	86	6,768
Equity Residential	101	7,256
General Growth Properties, Inc.	261	7,342
HCP, Inc.	165	7,265
Host Hotels & Resorts, Inc.	568	13,501
Iron Mountain, Inc.	595	23,003
Kimco Realty Corp.	256	6,436
Plum Creek Timber Co., Inc.	205	8,772

Investments	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trust (continued)
Public Storage	42	$7,764
Simon Property Group, Inc.	42	7,648
Ventas, Inc.	93	6,668
Vornado Realty Trust	101	11,889
Weyerhaeuser Co.	239	8,578
Total Real Estate Investment Trust		162,616
Retail — 8.3%
AutoNation, Inc.*	2,422	146,313
AutoZone, Inc.*	160	99,058
Bed Bath & Beyond, Inc.*	624	47,530
Best Buy Co., Inc.	3,940	153,581
CarMax, Inc.*	1,237	82,359
Chipotle Mexican Grill, Inc.*	54	36,964
Coach, Inc.	261	9,803
Costco Wholesale Corp.	134	18,994
CVS Health Corp.	824	79,359
Darden Restaurants, Inc.	895	52,474
Dollar General Corp.*	1,339	94,667
Dollar Tree, Inc.*	1,345	94,661
Family Dollar Stores, Inc.	136	10,773
GameStop Corp., Class A(a)	4,370	147,706
Gap, Inc. (The)	2,853	120,140
Home Depot, Inc. (The)	817	85,760
Kohl’s Corp.	730	44,559
L Brands, Inc.	445	38,515
Lowe’s Cos., Inc.	1,480	101,824
Macy’s, Inc.	1,665	109,474
McDonald’s Corp.	185	17,335
Nordstrom, Inc.	456	36,202
O’Reilly Automotive, Inc.*	518	99,777
PetSmart, Inc.	728	59,183
PVH Corp.	862	110,483
Ross Stores, Inc.	517	48,732
Starbucks Corp.	787	64,573
Target Corp.	444	33,704
Tiffany & Co.	421	44,988
TJX Cos., Inc. (The)	722	49,515
Tractor Supply Co.	1,007	79,372
Urban Outfitters, Inc.*	3,839	134,864
Walgreens Boots Alliance, Inc.	1,189	90,602
Wal-Mart Stores, Inc.	195	16,747
Yum! Brands, Inc.	458	33,365
Total Retail		2,493,956
Savings & Loans — 0.1%
People’s United Financial, Inc.	1,998	30,330

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Semiconductors — 4.8%
Altera Corp.	642	$23,716
Analog Devices, Inc.	1,220	67,735
Applied Materials, Inc.	5,541	138,082
Avago Technologies Ltd. (Singapore)	2,311	232,464
Broadcom Corp., Class A	2,539	110,015
Intel Corp.	1,683	61,076
KLA-Tencor Corp.	737	51,826
Lam Research Corp.	2,444	193,907
Linear Technology Corp.	849	38,714
Microchip Technology, Inc.(a)	1,458	65,770
Micron Technology, Inc.*	5,818	203,688
NVIDIA Corp.	3,645	73,082
QUALCOMM, Inc.	1,343	99,825
Texas Instruments, Inc.	878	46,942
Xilinx, Inc.	697	30,173
Total Semiconductors		1,437,015
Software — 2.0%
Adobe Systems, Inc.*	182	13,231
Akamai Technologies, Inc.*	986	62,078
Autodesk, Inc.*	170	10,210
CA, Inc.	817	24,878
Cerner Corp.*	468	30,261
Citrix Systems, Inc.*	721	46,000
Dun & Bradstreet Corp. (The)	138	16,692
Electronic Arts, Inc.*	2,844	133,711
Fidelity National Information Services, Inc.	870	54,114
Fiserv, Inc.*	578	41,021
Intuit, Inc.	210	19,360
Microsoft Corp.	564	26,198
Oracle Corp.	1,441	64,802
Paychex, Inc.	385	17,775
Red Hat, Inc.*	312	21,572
salesforce.com, Inc.*	180	10,676
Total Software		592,579
Telecommunications — 0.9%
AT&T, Inc.	371	12,462
CenturyLink, Inc.	147	5,818
Cisco Systems, Inc.	1,679	46,701
Frontier Communications Corp.	1,835	12,240
Harris Corp.	124	8,906
Juniper Networks, Inc.	5,418	120,930
Motorola Solutions, Inc.	124	8,318
Verizon Communications, Inc.	812	37,985
Total Telecommunications		253,360

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)
Textiles — 0.3%
Mohawk Industries, Inc.*	488	$75,816
Toys/Games/Hobbies — 0.4%
Hasbro, Inc.	991	54,495
Mattel, Inc.	1,879	58,146
Total Toys/Games/Hobbies		112,641
Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	289	21,643
CSX Corp.	1,178	42,679
Expeditors International of Washington, Inc.	512	22,840
FedEx Corp.	473	82,141
Kansas City Southern	358	43,687
Norfolk Southern Corp.	481	52,723
Ryder System, Inc.	1,240	115,134
Union Pacific Corp.	431	51,345
United Parcel Service, Inc., Class B	369	41,022
Total Transportation		473,214
Total Common Stocks (Cost $25,672,412)		29,789,846
MONEY MARKET FUND — 0.7%
Fidelity Institutional Prime Money Market Portfolio — Class I, 0.01%(b) (Cost $205,222)	205,222	205,222
REPURCHASE AGREEMENTS — 1.4%(c)
Daiwa Capital Markets America, dated 12/31/14, due 01/02/15, 0.12%, total to be received $250,001, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.50%, 06/01/17 – 03/01/48, totaling $255,000)	$250,000	250,000
RBC Capital Markets LLC, dated 12/31/14, due 01/02/15, 0.08%, total to be received $173,915, (collateralized by various U.S. Government Agency Obligations, 0.00% – 5.00%, 05/01/15 – 12/20/44, totaling $177,393)	173,915	173,915
Total Repurchase Agreements (Cost $423,915)		423,915
Total Investments — 101.5% (Cost $26,301,549)		30,418,983
Liabilities in Excess of Other Assets — (1.5)%		(446,295)
Net Assets — 100.0%		$29,972,688

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2014 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $514,236; the aggregate market value of the collateral held by the fund is $528,238. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $104,323.
(b)	Rate shown reflects the 7-day yield as of December 31, 2014.
(c)	Collateral received from brokers for securities lending was invested on these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Advertising	0.6%
Aerospace/Defense	1.0
Agriculture	0.5
Airlines	1.5
Apparel	1.2
Auto Manufacturers	1.3
Auto Parts & Equipment	2.3
Banks	4.2
Beverages	0.8
Biotechnology	2.0
Building Materials	0.2
Chemicals	3.3
Coal	0.1
Commercial Services	2.7
Computers	3.6
Cosmetics/Personal Care	0.2
Distribution/Wholesale	0.8
Diversified Financial Services	5.1
Electric	1.1
Electrical Components & Equipment	0.4
Electronics	2.9
Engineering & Construction	0.6
Environmental Control	0.2
Food	1.7
Forest Products & Paper	0.4
Gas	0.1
Hand/Machine Tools	0.4
Healthcare – Products	1.7
Healthcare – Services	2.0
Home Builders	1.0
Home Furnishings	1.6
Household Products/Wares	0.2
Housewares	0.1

% of Net Assets
Insurance	5.5%
Internet	2.3
Iron/Steel	0.2
Leisure Time	0.8
Lodging	0.4
Machinery – Construction & Mining	0.1
Machinery – Diversified	1.3
Media	4.3
Metal Fabricate/Hardware	0.4
Mining	0.5
Miscellaneous Manufacturing	2.8
Money Market Fund	0.7
Repurchase Agreements	1.4
Office/Business Equipment	0.2
Oil & Gas	8.0
Oil & Gas Services	2.8
Packaging & Containers	1.0
Pharmaceuticals	3.7
Pipelines	0.1
Real Estate	0.3
Real Estate Investment Trust	0.5
Retail	8.3
Savings & Loans	0.1
Semiconductors	4.8
Software	2.0
Telecommunications	0.9
Textiles	0.3
Toys/Games/Hobbies	0.4
Transportation	1.6
Total Investments	101.5
Liabilities in Excess of Other Assets	(1.5)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA GLOBAL BOND ETF
Schedule of Investments

December 31, 2014 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 98.9%
Debt Fund — 98.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	27,448	$3,277,566
iShares International Treasury Bond ETF(a)	8,198	793,403
iShares Utilities Bond ETF	15,781	824,715
PIMCO 1 – 5 Year U.S. TIPS Index ETF	10,397	537,837
PowerShares Build America Bond Portfolio(a)	27,239	829,155
PowerShares Emerging Markets Sovereign Debt Portfolio	76,070	2,142,131
PowerShares Financial Preferred Portfolio	136,812	2,498,187
PowerShares Fundamental Investment Grade Corporate Bond Portfolio	42,557	1,079,671
PowerShares International Corporate Bond Portfolio(a)	37,768	1,074,122
PowerShares National AMT-Free Municipal Bond Portfolio(a)	32,275	820,108
PowerShares Senior Loan Portfolio	101,960	2,450,099
SPDR Barclays Convertible Securities ETF	41,217	1,932,665
SPDR Barclays High Yield Bond ETF(a)	48,569	1,875,249
SPDR DB International Government Inflation-Protected Bond ETF	13,853	788,928
SPDR Nuveen S&P High Yield Municipal Bond ETF(a)	14,370	828,718
Vanguard Intermediate-Term Government Bond ETF(a)	12,723	820,506
Vanguard Long-Term Government Bond ETF(a)	10,940	850,804
Vanguard Mortgage-Backed Securities ETF	36,237	1,920,923
Vanguard Short-Term Bond ETF	6,814	544,779
WisdomTree Emerging Markets Corporate Bond Fund(a)	18,092	1,303,348
Total Exchange Traded Funds (Cost $26,949,367)		27,192,914
MONEY MARKET FUND — 0.8%
Fidelity Institutional Prime Money Market Portfolio — Class I, 0.01%(b) (Cost $230,228)	230,228	230,228

Investments	Principal	Value
REPURCHASE AGREEMENTS — 12.6%(c)
Barclays Capital, dated 12/31/14, due 01/02/15, 0.05%, total to be received $686,242, (collateralized by various U.S. Government Agency Obligations, 1.50% – 2.13%, 08/31/18 – 06/30/21, totaling $699,966)	$686,241	$686,241
Citibank NA, dated 12/31/14, due 01/02/15, 0.08%, total to be received $346,595, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.50%, 11/17/15 – 10/20/44, totaling $353,527)	346,594	346,594
Daiwa Capital Markets America, dated 12/31/14, due 01/02/15, 0.12%, total to be received $806,701, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.50%, 06/01/17 – 03/01/48, totaling $822,832)	806,698	806,698
HSBC Securities USA Inc., dated 12/31/14, due 01/02/15, 0.06%, total to be received $806,699, (collateralized by various U.S. Government Agency Obligations, 0.00% – 9.38%, 01/15/15 – 07/15/32, totaling $822,834)	806,698	806,698
Mizuho Securities USA Inc., dated 12/31/14, due 01/02/15, 0.08%, total to be received $806,700, (collateralized by various U.S. Government Agency Obligations, 0.00% – 7.50%, 01/31/16 – 12/20/44, totaling $822,832)	806,698	806,698
Total Repurchase Agreements (Cost $3,452,929)		3,452,929
Total Investments — 112.3% (Cost $30,632,524)		30,876,071
Liabilities in Excess of Other Assets — (12.3)%		(3,379,681)
Net Assets — 100.0%		$27,496,390

ETF — Exchange Traded Fund

TIPS — Treasury Inflation Protected Securities

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $3,371,856; the aggregate market value of the collateral held by the fund is $3,452,929.
(b)	Rate shown reflects the 7-day yield as of December 31, 2014.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA GLOBAL BOND ETF
Schedule of Investments (continued)

December 31, 2014 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Debt Fund	98.9%
Money Market Fund	0.8
Repurchase Agreements	12.6
Total Investments	112.3
Liabilities in Excess of Other Assets	(12.3)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments

December 31, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.8%
Advertising — 0.2%
Publicis Groupe SA (France)(a)	1,132	$20,195
WPP PLC (United Kingdom)(a)	179	18,634
Total Advertising		38,829
Aerospace/Defense — 1.3%
Airbus Group NV (France)(a)	5,462	67,401
Finmeccanica SpA (Italy)*(a)	23,775	110,316
Safran SA (France)(a)	2,193	33,465
Total Aerospace/Defense		211,182
Airlines — 2.6%
Cathay Pacific Airways Ltd. (Hong Kong)(a)(b)	9,920	107,086
Deutsche Lufthansa AG (Germany)(a)	7,169	119,400
International Consolidated Airlines Group SA (United Kingdom)*(a)	3,462	128,163
Ryanair Holdings PLC (Ireland)*(a)	1,173	83,600
Total Airlines		438,249
Auto Manufacturers — 6.0%
Bayerische Motoren Werke AG (Germany)(a)	1,086	38,683
Daimler AG (Germany)(a)	921	76,250
Fiat Chrysler Automobiles NV (United Kingdom)*	9,822	113,739
Great Wall Motor Co., Ltd. (China)(a)	1,798	102,720
Honda Motor Co., Ltd. (Japan)(a)	2,568	75,807
Mazda Motor Corp. (Japan)(a)(b)	5,178	62,499
Nissan Motor Co., Ltd. (Japan)(a)	4,858	84,869
Porsche Automobil Holding SE (Germany)(a)	13,128	104,893
Tata Motors Ltd. (India)(a)	2,546	107,645
Toyota Motor Corp. (Japan)(a)	438	54,960
Volkswagen AG (Germany)(a)	2,135	91,933
Volvo AB (Sweden)(a)(b)	8,676	93,527
Total Auto Manufacturers		1,007,525
Auto Parts & Equipment — 2.5%
Bridgestone Corp. (Japan)(a)	4,780	83,220
Cie Generale des Etablissements Michelin (France)(a)(b)	4,268	76,995
Continental AG (Germany)(a)	1,471	61,532
Magna International, Inc. (Canada)	917	99,669
Valeo SA (France)(a)	1,606	99,459
Total Auto Parts & Equipment		420,875

Investments	Shares	Value
COMMON STOCKS (continued)
Banks — 13.5%
Agricultural Bank of China Ltd. (China)(a)	7,359	$92,871
Akbank TAS (Turkey)(a)	8,515	62,330
Banco Bilbao Vizcaya Argentaria SA (Spain)(a)	8,465	79,486
Banco Bradesco SA (Brazil)(a)	6,607	88,336
Banco Santander SA (Spain)(a)	9,687	80,693
Bank of China Ltd. (China)(a)(b)	6,812	95,572
Bank of East Asia Ltd. (Hong Kong)(a)	6,762	26,710
Bank of Ireland (Ireland)*(a)(b)	5,063	77,059
Barclays PLC (United Kingdom)(a)	5,906	88,649
BNP Paribas SA (France)(a)	2,640	77,563
China Construction Bank Corp. (China)(a)	5,221	85,885
Commercial International Bank Egypt SAE (Egypt)(a)(b)	9,398	63,906
Commerzbank AG (Germany)*(a)	6,576	85,882
Credit Agricole SA (France)(a)	13,697	87,387
Credit Suisse Group AG (Switzerland)*(a)	3,547	88,959
Danske Bank A/S (Denmark)(a)(b)	7,631	102,675
DBS Group Holdings Ltd. (Singapore)(a)	478	29,746
HSBC Holdings PLC (United Kingdom)(a)	1,629	76,938
ICICI Bank Ltd. (India)(a)	1,405	16,228
Industrial & Commercial Bank of China Ltd. (China)(a)(b)	4,361	63,671
ING Groep NV (Netherlands)*(a)	4,176	54,163
Intesa Sanpaolo SpA (Italy)(a)	5,466	94,671
Itau Unibanco Holding SA (Brazil)(a)	1,600	20,816
KBC Groep NV (Belgium)*(a)(b)	4,101	114,541
Lloyds Banking Group PLC (United Kingdom)*(a)	19,962	92,624
PT Bank Mandiri Persero Tbk (Indonesia)(a)	1,187	10,303
Royal Bank of Scotland Group PLC (United Kingdom)*(a)	9,307	112,708
Skandinaviska Enskilda Banken AB (Sweden)*(a)(b)	2,478	31,817
Societe Generale SA (France)(a)	6,326	52,632
Turkiye Garanti Bankasi As (Turkey)(a)	16,531	65,628
UBS AG (Switzerland)*(b)	5,510	91,080
United Overseas Bank Ltd. (Singapore)(a)	1,060	39,188
Total Banks		2,250,717

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Beverages — 0.1%
Carlsberg A/S, Class B (Denmark)(a)	1,016	$15,636
Biotechnology — 0.2%
CSL Ltd. (Australia)(a)	792	27,997
Building Materials — 4.3%
Anhui Conch Cement Co., Ltd., Class H (China)(a)	5,586	104,904
Cementos Pacasmayo S.A.A. (Peru)(a)(b)	13,708	119,534
Cie de Saint-Gobain (France)(a)(b)	8,348	69,622
CRH PLC (Ireland)(a)	3,141	75,415
Daikin Industries Ltd. (Japan)(a)	448	57,882
HeidelbergCement AG (Germany)(a)	4,357	61,150
Holcim Ltd. (Switzerland)*(a)	3,836	54,433
Lafarge SA (France)(a)(b)	5,222	91,072
LIXIL Group Corp. (Japan)(a)	2,168	92,032
Total Building Materials		726,044
Chemicals — 2.5%
Akzo Nobel NV (Netherlands)(a)	1,996	45,509
BASF SE (Germany)(a)	337	28,102
Braskem SA (Brazil)(a)	276	3,563
Koninklijke DSM NV (Netherlands)(a)	1,285	19,403
Lonza Group AG (Switzerland)*(a)	4,651	51,952
Methanex Corp. (Canada)	1,072	49,130
Shin-Etsu Chemical Co., Ltd. (Japan)(a)(b)	1,552	25,189
Sinopec Shanghai Petrochemical Co., Ltd. (China)(a)	829	24,315
Solvay SA (Belgium)(a)(b)	5,344	72,684
Sumitomo Chemical Co., Ltd. (Japan)(a)	3,241	63,815
Symrise AG (Germany)(a)	1,392	21,054
Syngenta AG (Switzerland)(a)	300	19,272
Total Chemicals		423,988
Commercial Services — 1.8%
Adecco SA (Switzerland)*(a)(b)	1,493	51,225
Ashtead Group PLC (United Kingdom)(a)(b)	1,106	79,311
Estacio Participacoes SA (Brazil)(a)	9,792	87,800
New Oriental Education & Technology Group, Inc. (China)*(a)	1,365	27,860
Tarena International, Inc. (China)*(a)	4,383	48,651
Total Commercial Services		294,847

Investments	Shares	Value
COMMON STOCKS (continued)
Computers — 2.6%
Cap Gemini SA (France)(a) (b)	1,318	$47,151
CGI Group, Inc., Class A (Canada)*	1,004	38,313
Gemalto NV (Netherlands)(a) (b)	1,187	48,382
Indra Sistemas SA (Spain)(a)	7,208	34,598
Ingenico (France)(a) (b)	2,625	55,125
Lenovo Group Ltd. (Hong Kong)(a) (b)	1,723	45,177
Logitech International SA (Switzerland)	5,241	70,387
TDK Corp. (Japan)(a)(b)	1,673	98,473
Total Computers		437,606
Cosmetics/Personal Care — 0.5%
Kao Corp. (Japan)(a)	1,044	41,343
Svenska Cellulosa AB SCA (Sweden)(a)	2,078	44,656
Total Cosmetics/Personal Care		85,999
Distribution/Wholesale — 2.0%
ITOCHU Corp. (Japan)(a)	4,274	91,464
Marubeni Corp. (Japan)(a)(b)	1,793	107,724
Mitsubishi Corp. (Japan)(a)	2,494	91,684
Wolseley PLC (United Kingdom)(a)	9,027	51,905
Total Distribution/Wholesale		342,777
Diversified Financial Services — 3.0%
Deutsche Boerse AG (Germany)(a)	3,017	21,360
Julius Baer Group Ltd. (Switzerland)*(a)	10,753	97,422
KB Financial Group, Inc. (South Korea)(a)	1,704	55,584
Noah Holdings Ltd. (China)*(a)(b)	7,375	154,138
Nomura Holdings, Inc. (Japan)(a)	19,191	108,813
ORIX Corp. (Japan)(a)	350	21,886
Shinhan Financial Group Co., Ltd. (South Korea)(a)	1,024	41,359
Total Diversified Financial Services		500,562
Electric — 2.0%
Cia Paranaense de Energia (Brazil)(a)	8,767	115,461
Huaneng Power International, Inc. (China)(a)(b)	685	37,107
Korea Electric Power Corp. (South Korea)*(a)	6,153	119,122
Power Assets Holdings Ltd. (Hong Kong)(a)(b)	6,788	65,640
Total Electric		337,330

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Electrical Components & Equipment — 0.1%
Schneider Electric SA (France)(a)	1,616	$23,287
Electronics — 1.2%
AU Optronics Corp. (Taiwan)(a)	26,330	134,020
LG Display Co., Ltd. (South Korea)(a)	1,260	19,089
Omron Corp. (Japan)(a)(b)	961	43,683
Total Electronics		196,792
Energy – Alternate Sources — 1.4%
JA Solar Holdings Co., Ltd. (China)*(a)(b)	14,886	121,842
JinkoSolar Holding Co., Ltd. (China)*(a)(b)	5,694	112,229
Total Energy – Alternate Sources		234,071
Engineering & Construction — 0.9%
Abengoa SA (Spain)*(a)	4,036	43,891
Balfour Beatty PLC (United Kingdom)(a)	6,196	39,964
Empresas ICA SAB de CV (Mexico)*(a)(b)	15,129	74,435
Total Engineering & Construction		158,290
Entertainment — 0.1%
500.com Ltd., Class A (China)*(a)(b)	1,225	21,254
Food — 2.5%
BRF SA (Brazil)(a)	1,472	34,371
Carrefour SA (France)(a)	10,826	65,173
Distribuidora Internacional de Alimentacion SA (Spain)*(a)	3,287	43,651
Marine Harvest ASA (Norway)(a)(b)	7,805	106,616
Metro AG (Germany)*(a)	16,620	99,886
Orkla ASA (Norway)(a)	10,211	68,414
Total Food		418,111
Forest Products & Paper — 0.5%
Stora Enso OYJ (Finland)(a)	9,499	84,161
Hand/Machine Tools — 0.3%
Sandvik AB (Sweden)(a)	5,429	52,336
Healthcare – Products — 0.6%
Sonova Holding AG (Switzerland)(a)	1,219	35,790
Trinity Biotech PLC (Ireland)(a)	3,367	58,956
Total Healthcare — Products		94,746
Healthcare – Services — 0.4%
iKang Healthcare Group, Inc. (China)*(a)	4,157	62,521

Investments	Shares	Value
COMMON STOCKS (continued)
Holding Companies – Diversified — 1.1%
Hutchison Whampoa Ltd. (Hong Kong)(a)	2,713	$62,394
Jardine Matheson Holdings Ltd. (Hong Kong)(a)(b)	561	34,053
Swire Pacific Ltd., Class A (Hong Kong)(a)	6,257	81,153
Total Holding Companies – Diversified		177,600
Home Furnishings — 0.5%
Panasonic Corp. (Japan)(a)(b)	7,530	88,628
Insurance — 5.4%
Aegon NV (Netherlands)(c)	13,137	98,527
Ageas (Belgium)(a)	2,474	87,740
Assicurazioni Generali SpA (Italy)(a)	8,906	91,603
Aviva PLC (United Kingdom)(a)	2,717	40,483
AXA SA (France)(a)	1,825	41,774
BB Seguridade Participacoes SA (Brazil)(a)(b)	4,141	49,713
China Life Insurance Co., Ltd. (China)(a)	624	36,635
MS&AD Insurance Group Holdings, Inc. (Japan)(a)	6,614	78,508
Ping An Insurance Group Co., of China Ltd. (China)(a)	6,444	131,393
Prudential PLC (United Kingdom)(a)	1,240	57,251
QBE Insurance Group Ltd. (Australia)(a)	5,385	48,788
RSA Insurance Group PLC (United Kingdom)*(a)(b)	10,235	68,575
Tokio Marine Holdings, Inc. (Japan)(a)	1,979	64,575
Total Insurance		895,565
Internet — 2.5%
Bitauto Holdings Ltd. (China)*(a)	1,699	119,627
Criteo SA (France)*(a)	550	22,231
Leju Holdings Ltd. (China)*(a)(b)	5,603	60,288
Qihoo 360 Technology Co., Ltd. (China)*(a)(b)	333	19,067
QIWI PLC (Cyprus)(a)(b)	4,825	97,417
SouFun Holdings Ltd. (China)(a)(b)	1,825	13,487
Xunlei Ltd. (China)*(a)	9,640	70,372
YY, Inc. (China)*(a)(b)	148	9,226
Total Internet		411,715

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Iron/Steel — 2.8%
ArcelorMittal (Luxembourg)(b)(c)	8,111	$89,464
Cia Siderurgica Nacional SA (Brazil)(a)(b)	14,081	29,289
Gerdau SA (Brazil)(a)	29,199	103,656
POSCO (South Korea)(a)	985	62,853
Ternium SA (Luxembourg)(a)	5,560	98,078
Usinas Siderurgicas de Minas Gerais SA (Brazil)*(a)(b)	41,911	77,955
Total Iron/Steel		461,295
Leisure Time — 0.7%
Carnival PLC (United Kingdom)(a)	2,511	112,970
Lodging — 2.1%
Accor SA (France)(a)	6,381	56,536
China Lodging Group Ltd. (China)*(a)	5,244	137,812
Homeinns Hotel Group (China)*(a)	2,727	81,864
Melco Crown Entertainment Ltd. (Hong Kong)(a)	1,455	36,957
Sands China Ltd. (Cayman Islands)(a)	815	40,135
Total Lodging		353,304
Machinery – Construction & Mining — 0.7%
Atlas Copco AB, Class A (Sweden)(a)	901	25,204
Hitachi Ltd. (Japan)(a)	294	21,921
Mitsubishi Electric Corp. (Japan)(a)	2,784	66,593
Total Machinery – Construction & Mining		113,718
Machinery – Diversified — 0.2%
Alstom SA (France)*(a)	10,154	31,985
Media — 1.1%
ITV PLC (United Kingdom)(a)	1,962	64,805
Phoenix New Media Ltd.(China)*(a)	9,695	80,565
ProSiebenSat.1 Media AG (Germany)(a)	3,111	32,712
Total Media		178,082
Metal Fabricate/Hardware — 1.5%
Assa Abloy AB (Sweden)(a)	1,072	28,451
NSK Ltd. (Japan)(a)	4,080	96,880
SKF AB (Sweden)(a)(b)	5,322	111,230
Vallourec SA (France)(a)	4,085	21,977
Total Metal Fabricate/Hardware		258,538

Investments	Shares	Value
COMMON STOCKS (continued)
Mining — 4.2%
Anglo American PLC (United Kingdom)(a)	6,016	$54,806
First Majestic Silver Corp. (Canada)*	2,095	10,517
Glencore PLC (Switzerland)(a)	9,344	86,245
Harmony Gold Mining Co., Ltd. (South Africa)*(a)(b)	68,028	128,573
Impala Platinum Holdings Ltd. (South Africa)*(a)(b)	4,445	28,804
MMC Norilsk Nickel OJSC (Russia)(a)	7,113	98,302
Newcrest Mining Ltd. (Australia)*(a)	8,842	78,835
Norsk Hydro ASA (Norway)(a)(b)	17,664	100,331
Randgold Resources Ltd. (Jersey Islands)(a)	976	65,792
Silver Wheaton Corp. (Canada)	2,790	56,721
Total Mining		708,926
Miscellaneous Manufacturing — 0.4%
Siemens AG (Germany)(a)	550	61,600
Oil & Gas — 4.5%
Beach Energy Ltd. (Australia)(a)	5,485	91,928
Bellatrix Exploration Ltd. (Canada)*(b)	6,162	22,430
BG Group PLC (United Kingdom)(a)	4,570	61,055
BP PLC (United Kingdom)(a)	1,571	59,886
Crescent Point Energy Corp. (Canada)(b)	130	3,011
Enerplus Corp. (Canada)(b)	7,031	67,498
Eni SpA (Italy)(a)	633	22,098
Gazprom Neft OAO (Russia)(a)	110	1,295
Gazprom OAO (Russia)(a)	17,064	77,300
Imperial Oil Ltd. (Canada)	592	25,474
INPEX Corp. (Japan)(a)(b)	3,930	43,741
Lukoil OAO (Russia)(a)	124	4,755
Pengrowth Energy Corp. (Canada)(b)	5,034	15,656
Petroleo Brasileiro SA (Brazil)(a)	1,178	8,599
Precision Drilling Corp. (Canada)	13,010	78,841
Premier Oil PLC (United Kingdom)(a)	25,800	65,016
Royal Dutch Shell PLC, Class A (United Kingdom)(a)	722	48,338
Vermilion Energy, Inc. (Canada)(b)	282	13,821
YPF SA (Argentina)(a)	1,288	34,093
Total Oil & Gas		744,835

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Oil & Gas Services — 0.5%
Petrofac Ltd. (Jersey Islands)(a)	6,646	$35,556
Technip SA (France)(a)	3,770	55,777
Total Oil & Gas Services		91,333
Pharmaceuticals — 2.7%
Astellas Pharma, Inc. (Japan)(a)(b)	2,548	35,574
Bayer AG (Germany)(a)	147	20,115
Flamel Technologies SA (France)*(a)(b)	3,934	67,389
Grifols SA (Spain)(a)	1,139	38,715
Hypermarcas SA (Brazil)*(a)	1,176	7,362
Ipsen SA (France)(a)	2,687	34,770
Meda AB (Sweden)(a)(b)	4,649	66,388
Sanofi (France)(a)	278	12,679
Shire PLC (Ireland)(a)	378	80,340
Valeant Pharmaceuticals International, Inc. (Canada)*	570	81,573
Total Pharmaceuticals		444,905
Pipelines — 0.3%
Transportadora de Gas del Sur SA, Special Class B (Argentina)(a)	13,653	47,785
Real Estate — 1.1%
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Brazil)(a)	9,358	37,610
E-House China Holdings Ltd. (China)(a)(b)	9,776	70,778
Gafisa SA (Brazil)(a)(b)	49,514	76,252
Total Real Estate		184,640
Retail — 1.3%
Jumei International Holding Ltd. (China)*(a)	1,981	26,981
Kering (France)(a)(b)	1,365	26,140
Kingfisher PLC (United Kingdom)(a)	2,346	24,856
Marks & Spencer Group PLC (United Kingdom)(a)	1,792	26,378
Pandora A/S (Denmark)(a)(b)	4,498	91,535
Swatch Group AG (The) (Switzerland)(a)	721	15,952
Total Retail		211,842
Semiconductors — 3.8%
Advanced Semiconductor Engineering, Inc. (Taiwan)(a)	9,291	56,954
ARM Holdings PLC (United Kingdom)(a)	744	34,447
ASML Holding NV (Netherlands)(c)	717	77,314
Himax Technologies, Inc. (Taiwan)(a)	9,326	75,168

Investments	Shares	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Infineon Technologies AG (Germany)(a)	10,363	$110,366
Semiconductor Manufacturing International Corp. (China)*(a)	18,469	83,480
Silicon Motion Technology Corp. (Taiwan)(a)	2,608	61,679
Siliconware Precision Industries Co., Ltd. (Taiwan)(a)	12,087	91,257
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)(a)	1,825	40,843
Total Semiconductors		631,508
Software — 2.6%
Cheetah Mobile, Inc. (China)*(a)(b)	7,878	119,115
China Mobile Games & Entertainment Group Ltd. (China)*(a)	4,787	85,831
Mitel Networks Corp. (Canada)*	10,459	111,807
Perfect World Co., Ltd. (China)(a)	1,707	26,902
SAP SE (Germany)(a)	346	24,099
Sungy Mobile Ltd. (China)*(a)(b)	13,670	68,213
Total Software		435,967
Telecommunications — 3.7%
Alcatel-Lucent (France)*(a)	22,938	81,430
BT Group PLC (United Kingdom)(a)	586	36,326
China Unicom Ltd. (Hong Kong)(a)	3,942	53,020
Deutsche Telekom AG (Germany)(a)(b)	2,754	43,761
Hellenic Telecommunications Organization SA (Greece)*(a)	6,076	32,567
KDDI Corp. (Japan)(a)	2,932	46,326
KT Corp. (South Korea)(a)	8,504	120,077
Nokia OYJ (Finland)(a)	9,152	71,935
SK Telecom Co., Ltd. (South Korea)(a)	1,040	28,090
SoftBank Corp. (Japan)(a)	1,134	33,680
Telefonaktiebolaget LM Ericsson (Sweden)(a)	2,512	30,395
VimpelCom Ltd. (Netherlands)(a)	11,197	46,747
Total Telecommunications		624,354
Textiles — 0.4%
Toray Industries, Inc. (Japan)(a)	747	59,977

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)
Transportation — 1.9%
Canadian Pacific Railway Ltd. (Canada)	46	$8,864
Deutsche Post AG (Germany)(a)	798	25,895
Nippon Yusen KK (Japan)(a)(b)	14,200	80,656
Royal Mail PLC (United Kingdom)(a)	6,110	80,774
TNT Express NV (Netherlands)(a)	17,645	117,075
Total Transportation		313,264
Water — 0.7%
Suez Environnement Co. (France)(a)	4,826	42,148
Veolia Environnement SA (France)(a)	4,730	83,154
Total Water		125,302
Total Common Stocks (Cost $17,991,360)		16,675,370
MONEY MARKET FUND — 0.2%
Fidelity Institutional Prime Money Market Portfolio — Class I, 0.01%(d) (Cost $33,520)	33,520	33,520
REPURCHASE AGREEMENTS — 15.4%(e)
Citibank NA, dated 12/31/14, due 01/02/15, 0.08%, total to be received $256,655, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.50%, 11/17/15 – 10/20/44, totaling $261,788)	$256,654	256,654
Daiwa Capital Markets America, dated 12/31/14, due 01/02/15, 0.12%, total to be received $597,365, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.50%, 06/01/17 – 03/01/48, totaling $609,310)	597,363	597,363
HSBC Securities USA Inc., dated 12/31/14, due 01/02/15, 0.06%, total to be received $597,364, (collateralized by various U.S. Government Agency Obligations, 0.00% – 9.38%, 01/15/15 – 07/15/32, totaling $609,312)	597,363	597,363

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Merrill Lynch Pierce Fenner & Smith Inc., dated 12/31/14, due 01/02/15, 0.07%, total to be received $517,796, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.00%, 06/01/17 – 12/20/44, totaling $528,151)	$517,795	$517,795
Mizuho Securities USA Inc., dated 12/31/14, due 01/02/15, 0.08%, total to be received $597,364, (collateralized by various U.S. Government Agency Obligations, 0.00% – 7.50%, 01/31/16 – 12/20/44, totaling $609,310)	597,363	597,363
Total Repurchase Agreements (Cost $2,566,538)		2,566,538
Total Investments — 115.4% (Cost $20,591,418)		$19,275,428
Liabilities in Excess of Other Assets — (15.4)%		(2,566,160)
Net Assets — 100.0%		$16,709,268

PLC — Public Limited Company

*	Non-income producing security.
(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,544,241; the aggregate market value of the collateral held by the fund is $2,626,966. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $60,428.
(c)	Registered Shares.
(d)	Rate shown reflects the 7-day yield as of December 31, 2014.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

December 31, 2014 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Advertising	0.2%
Aerospace/Defense	1.3
Airlines	2.6
Auto Manufacturers	6.0
Auto Parts & Equipment	2.5
Banks	13.5
Beverages	0.1
Biotechnology	0.2
Building Materials	4.3
Chemicals	2.5
Commercial Services	1.8
Computers	2.6
Cosmetics/Personal Care	0.5
Distribution/Wholesale	2.0
Diversified Financial Services	3.0
Electric	2.0
Electrical Components & Equipment	0.1
Electronics	1.2
Energy – Alternate Sources	1.4
Engineering & Construction	0.9
Entertainment	0.1
Food	2.5
Forest Products & Paper	0.5
Hand/Machine Tools	0.3
Healthcare – Products	0.6
Healthcare – Services	0.4
Holding Companies – Diversified	1.1
Home Furnishings	0.5
Insurance	5.4

% of Net Assets
Internet	2.5%
Iron/Steel	2.8
Leisure Time	0.7
Lodging	2.1
Machinery – Construction & Mining	0.7
Machinery – Diversified	0.2
Media	1.1
Metal Fabricate/Hardware	1.5
Mining	4.2
Miscellaneous Manufacturing	0.4
Oil & Gas	4.5
Oil & Gas Services	0.5
Pharmaceuticals	2.7
Pipelines	0.3
Real Estate	1.1
Retail	1.3
Semiconductors	3.8
Software	2.6
Telecommunications	3.7
Textiles	0.4
Transportation	1.9
Water	0.7
Money Market Fund	0.2
Repurchase Agreements	15.4
Total Investments	115.4
Liabilities in Excess of Other Assets	(15.4)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES MEIDELL TACTICAL ADVANTAGE ETF
Schedule of Investments

December 31, 2014 (Unaudited)

Investments	Shares/ Principal	Value
EXCHANGE TRADED FUNDS — 96.6%
Equity Fund — 96.6%
Consumer Staples Select Sector SPDR Fund	16,020	$776,810
Financial Select Sector SPDR Fund	31,697	783,867
Guggenheim S&P 500 Equal Weight ETF(a)	9,542	763,837
Industrial Select Sector SPDR Fund(a)	13,558	766,976
iShares Core S&P 500 ETF	3,666	758,495
iShares Core S&P Mid-Cap ETF(a)	10,471	1,516,201
iShares Core S&P Small-Cap ETF	13,306	1,517,682
iShares S&P Mid-Cap 400 Growth ETF	9,434	1,506,327
iShares S&P Mid-Cap 400 Value ETF(a)	11,847	1,514,402
iShares S&P Small-Cap 600 Growth ETF	12,341	1,510,415
iShares S&P Small-Cap 600 Value ETF(a)	12,982	1,531,097
iShares Select Dividend ETF	9,667	767,560
iShares U.S. Real Estate ETF	9,972	766,248
Utilities Select Sector SPDR Fund(a)	16,630	785,269
Total Exchange Traded Funds (Cost $14,959,683)		15,265,186
MONEY MARKET FUND — 4.2%
Dreyfus Institutional Reserves Treasury Fund – Institutional Class, 0.00%(b) (Cost $667,133)	667,133	667,133
REPURCHASE AGREEMENTS — 23.5%(c)
Barclays Capital, dated 12/31/14, due 01/02/15, 0.05%, total to be received $690,794, (collateralized by various U.S. Government Agency Obligations, 1.50% – 2.13%, 08/31/18 – 06/30/21, totaling $704,609)	$690,793	690,793
Citibank NA, dated 12/31/14, due 01/02/15, 0.08%, total to be received $379,108, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.50%, 11/17/15 – 10/20/44, totaling $386,690)	379,107	379,107
Daiwa Capital Markets America, dated 12/31/14, due 01/02/15, 0.12%, total to be received $882,376, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.50%, 06/01/17 – 03/01/48, totaling $900,020)	882,373	882,373

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
HSBC Securities USA Inc., dated 12/31/14, due 01/02/15, 0.06%, total to be received $882,374, (collateralized by various U.S. Government Agency Obligations, 0.00% – 9.38%, 01/15/15 – 07/15/32, totaling $900,023)	$882,373	$882,373
Mizuho Securities USA Inc., dated 12/31/14, due 01/02/15, 0.08%, total to be received $882,375, (collateralized by various U.S. Government Agency Obligations, 0.00% – 7.50%, 01/31/16 – 12/20/44, totaling $900,020)	882,373	882,373
Total Repurchase Agreements (Cost $3,717,019)		3,717,019
Total Investments — 124.3% (Cost $19,343,835)		19,649,338
Liabilities in Excess of Other Assets – (24.3)%		(3,837,610)
Net Assets – 100.0%		$15,811,728

ETF – Exchange Traded Fund

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $3,635,210; the aggregate market value of the collateral held by the fund is $3,717,019.
(b)	Rate shown reflects the 7-day yield as of December 31, 2014.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Equity Fund	96.6%
Money Market Fund	4.2
Repurchase Agreements	23.5
Total Investments	124.3
Liabilities in Excess of Other Assets	(24.3)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES MORGAN CREEK GLOBAL TACTICAL ETF†
Schedule of Investments

December 31, 2014 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 88.2%
Commodity Fund — 5.5%
PowerShares DB Agriculture Fund*	10,910	$271,550
PowerShares DB Base Metals Fund*	16,164	257,007
PowerShares DB Energy Fund*(a)	9,819	171,538
ProShares Ultra Bloomberg Crude Oil*	5,540	57,450
Total Commodity Fund		757,545
Currency Fund — 6.6%
PowerShares DB US Dollar Index Bullish Fund*(a)	12,055	288,958
ProShares UltraShort Euro*	13,775	297,678
ProShares UltraShort Yen*(a)	3,530	315,229
Total Currency Fund		901,865
Debt Fund — 3.9%
iShares 20+ Year Treasury Bond ETF	4,265	537,049
Equity Fund — 72.2%
Consumer Staples Select Sector SPDR Fund	12,133	588,329
EGShares Emerging Markets Domestic Demand ETF	550	12,430
Energy Select Sector SPDR Fund(a)	6,402	506,782
Financial Select Sector SPDR Fund	30,221	747,365
Health Care Select Sector SPDR Fund	11,306	773,104
iShares China Large-Cap ETF(a)	7,084	294,836
iShares MSCI Emerging Markets ETF(a)	12,914	507,391
iShares Residential Real Estate Capped ETF(a)	10,538	620,899
iShares S&P 500 Value ETF	6,237	584,844
KraneShares CSI China Internet ETF	19,525	636,515
Market Vectors Oil Service ETF(a)	12,632	453,742
Market Vectors Russia ETF	28,952	423,278
SPDR Dow Jones International Real Estate ETF	6,508	270,538
SPDR S&P Oil & Gas Exploration & Production ETF(a)	9,681	463,333
Technology Select Sector SPDR Fund	18,231	753,852
Utilities Select Sector SPDR Fund(a)	6,551	309,338
Vanguard Global ex-U.S. Real Estate ETF	4,885	261,445
Vanguard REIT ETF	7,524	609,444
WisdomTree India Earnings Fund	12,636	278,624

Investments	Shares/ Principal	Value
EXCHANGE TRADED FUNDS (continued)
Equity Fund (continued)
WisdomTree Japan Hedged Equity Fund	16,665	$820,418
Total Equity Fund		9,916,507
Total Exchange Traded Funds (Cost $12,089,363)		12,112,966
CLOSED-END FUND — 3.7%
Country Fund — 3.7%
Morgan Stanley China A Share Fund, Inc. (Cost $424,800)	16,975	515,531
MONEY MARKET FUND — 10.4%
Goldman Sachs Financial Square Fund, 0.07%(b) (Cost $1,423,680)	1,423,680	1,423,680
REPURCHASE AGREEMENTS — 18.8%(c)
Barclays Capital, dated 12/31/14, due 01/02/15, 0.05%, total to be received $100,952, (collateralized by various U.S. Government Agency Obligations, 1.50% – 2.13%, 08/31/18 – 06/30/21, totaling $102,971)	$100,952	100,952
BNP Paribas Securities Corp., dated 12/31/14, due 01/02/15, 0.06%, total to be received $601,903, (collateralized by various U.S. Government Agency Obligations, 0.00% – 8.95%, 01/15/15 – 07/15/37, totaling $613,940)	601,902	601,902
Daiwa Capital Markets America, dated 12/31/14, due 01/02/15, 0.12%, total to be received $601,904, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.50%, 06/01/17 – 03/01/48, totaling $613,940)	601,902	601,902
HSBC Securities USA Inc., dated 12/31/14, due 01/02/15, 0.06%, total to be received $601,903, (collateralized by various U.S. Government Agency Obligations, 0.00% – 9.38%, 01/15/15 – 07/15/32, totaling $613,941)	601,902	601,902
Mizuho Securities USA Inc., dated 12/31/14, due 01/02/15, 0.08%, total to be received $500,001, (collateralized by various U.S. Government Agency Obligations, 0.00% – 7.50%, 01/31/16 – 12/20/44, totaling $510,000)	500,000	500,000

See accompanying Notes to Financial Statements.

ADVISORSHARES MORGAN CREEK GLOBAL TACTICAL ETF†
Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Royal Bank Of Scotland PLC, dated 12/31/14, due 01/02/15, 0.07%, total to be received $178,434, (collateralized by various U.S. Government Agency Obligations, 0.25% – 3.25%, 01/15/15 – 05/15/23, totaling $182,003)	$178,434	$178,434
Total Repurchase Agreements (Cost $2,585,092)		2,585,092
Total Investments — 121.1% (Cost $16,522,935)		16,637,269
Liabilities in Excess of Other Assets — (21.1)%		(2,900,125)
Net Assets — 100.0%		$13,737,144

ETF — Exchange Traded Fund

†	Formerly known as AdvisorShares Cambria Global Tactical ETF.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,520,590; the aggregate market value of the collateral held by the fund is $2,585,092.
(b)	Rate shown reflects the 7-day yield as of December 31, 2014.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Commodity Fund	5.5%
Country Fund	3.7
Currency Fund	6.6
Debt Fund	3.9
Equity Fund	72.2
Money Market Fund	10.4
Repurchase Agreements	18.8
Total Investments	121.1
Liabilities in Excess of Other Assets	(21.1)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments

December 31, 2014 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS — 18.9%
Consumer Discretionary — 1.9%
American Axle & Manufacturing, Inc., 5.13%, 02/15/19	$115,000	$117,875
Boyd Gaming Corp., 9.13%, 12/01/18	210,000	216,300
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 03/15/21	80,000	80,900
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 09/30/22	85,000	85,106
Dish DBS Corp., 4.63%, 07/15/17	230,000	238,338
GLP Capital LP/GLP Financing II, Inc., 4.88%, 11/01/20	530,000	539,275
Hyatt Hotels Corp., 3.88%, 08/15/16	35,000	36,324
Marriott International, Inc., Series N, 3.13%, 10/15/21	520,000	523,734
QVC, Inc., 3.13%, 04/01/19	505,000	505,335
Time Warner Cable, Inc., 6.75%, 07/01/18	205,000	235,295
Toll Brothers Finance Corp., 4.00%, 12/31/18	375,000	377,813
Toll Brothers Finance Corp., 6.75%, 11/01/19	117,000	131,625
Weyerhaeuser Real Estate Co., 4.38%, 06/15/19‡	70,000	69,300
Wyndham Worldwide Corp., 2.50%, 03/01/18	450,000	449,570
Total Consumer Discretionary		3,606,790
Energy — 0.8%
California Resources Corp., 5.00%, 01/15/20‡(a)	425,000	370,812
Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.50%, 04/15/21‡	210,000	188,475
Forest Oil Corp., 7.25%, 06/15/19	92,000	34,040
Kinder Morgan, Inc., 3.05%, 12/01/19	100,000	99,317
Newfield Exploration Co., 5.75%, 01/30/22	140,000	139,300
NGL Energy Partners LP/NGL Energy Finance Corp., 5.13%, 07/15/19‡	335,000	322,019
Parker Drilling Co., 6.75%, 07/15/22	100,000	76,000
QEP Resources, Inc., 6.88%, 03/01/21	355,000	365,650
Total Energy		1,595,613
Financials — 8.8%
Ally Financial, Inc., 3.75%, 11/18/19	285,000	281,437
American International Group, Inc., 3.38%, 08/15/20	335,000	348,442

Investments	Principal	Value
CORPORATE BONDS (continued)
Financials (continued)
Ares Capital Corp., 3.88%, 01/15/20	$450,000	$449,216
Associated Banc-Corp., 5.13%, 03/28/16	60,000	62,654
Associates Corp. of North America, 6.95%, 11/01/18	415,000	485,130
Aviation Capital Group Corp., 3.88%, 09/27/16‡	430,000	441,010
Bank of America Corp., 2.00%, 01/11/18	235,000	234,992
Bank of America Corp., 5.49%, 03/15/19	66,000	73,168
Bank of America Corp., Series L, 5.65%, 05/01/18(a)	200,000	222,364
Bear Stearns Cos. LLC (The), 7.25%, 02/01/18	75,000	86,502
Capital One Financial Corp., 6.15%, 09/01/16	400,000	430,026
Corporate Office Properties LP, 3.70%, 06/15/21	460,000	458,660
Countrywide Financial Corp., 6.25%, 05/15/16	130,000	138,020
DDR Corp., 7.88%, 09/01/20	180,000	222,251
DDR Corp., 3.50%, 01/15/21	145,000	146,796
E*Trade Financial Corp., 6.38%, 11/15/19	175,000	186,375
Fifth Third Bancorp, 4.50%, 06/01/18	321,000	346,064
First Tennessee Bank NA, 2.95%, 12/01/19	250,000	249,527
Ford Motor Credit Co. LLC, 8.13%, 01/15/20	455,000	564,190
General Electric Capital Corp., Series G, 5.63%, 05/01/18	295,000	332,096
Genworth Holdings, Inc., 7.63%, 09/24/21(a)	200,000	196,570
Goldman Sachs Group, Inc. (The), 5.63%, 01/15/17	670,000	718,848
Government Properties Income Trust, 3.75%, 08/15/19	85,000	86,377
HCP, Inc., 3.75%, 02/01/19	175,000	183,835
Healthcare Trust of America Holdings LP, 3.38%, 07/15/21	150,000	149,946
Hertz Corp. (The), 5.88%, 10/15/20	440,000	445,500
HSBC Finance Corp., 6.68%, 01/15/21	225,000	267,291
HSBC USA, Inc., 1.63%, 01/16/18	200,000	199,376
HSBC USA, Inc., 2.63%, 09/24/18	225,000	230,982
Huntington Bancshares, Inc., 7.00%, 12/15/20	200,000	241,006
International Lease Finance Corp., 3.88%, 04/15/18	390,000	390,731
iStar Financial, Inc., 4.00%, 11/01/17	410,000	400,263

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Financials (continued)
Jefferies Group LLC, 5.13%, 04/13/18	$275,000	$290,454
JPMorgan Chase & Co., 6.13%, 06/27/17	280,000	309,142
Lazard Group LLC, 4.25%, 11/14/20	275,000	290,212
Lincoln National Corp., 8.75%, 07/01/19	125,000	156,341
Lincoln National Corp., 6.05%, 04/20/67@	100,000	100,500
Morgan Stanley, 5.55%, 04/27/17	425,000	461,562
Morgan Stanley, 2.13%, 04/25/18	180,000	180,247
National Retail Properties, Inc., 5.50%, 07/15/21	250,000	283,726
Nationstar Mortgage LLC, 6.50%, 08/01/18	460,000	440,450
Navient Corp., 4.88%, 06/17/19	285,000	286,539
PennantPark Investment Corp., 4.50%, 10/01/19	435,000	436,237
Prudential Financial, Inc., 5.20%, 03/15/44@	300,000	298,125
Regions Financial Corp., 5.75%, 06/15/15	325,000	331,787
Santander Holdings USA, Inc., 3.00%, 09/24/15	115,000	116,399
SBA Tower Trust, 2.93%, 12/15/17‡	725,000	734,849
Senior Housing Properties Trust, 3.25%, 05/01/19	415,000	417,978
Springleaf Finance Corp., 5.25%, 12/15/19	455,000	447,038
State Street Corp., 4.96%, 03/15/18	300,000	325,156
TIAA Asset Management Finance Co. LLC, 2.95%, 11/01/19‡	400,000	401,222
Ventas Realty LP, 4.00%, 04/30/19	310,000	328,376
Voya Financial, Inc., 2.90%, 02/15/18	365,000	373,948
Wells Fargo & Co., 5.13%, 09/15/16	75,000	80,028
Willis North America, Inc., 6.20%, 03/28/17	250,000	270,557
Zions Bancorporation, 4.50%, 03/27/17	195,000	204,960
Total Financials		16,835,478
Health Care — 0.9%
Community Health Systems, Inc., 5.13%, 08/15/18	170,000	176,375
Forest Laboratories, Inc., 4.38%, 02/01/19‡	200,000	211,471
HCA, Inc., 3.75%, 03/15/19	160,000	160,600
HCA, Inc., 6.50%, 02/15/20	185,000	207,755

Investments	Principal	Value
CORPORATE BONDS (continued)
Health Care (continued)
Medtronic, Inc., 2.50%, 03/15/20‡	$570,000	$572,188
Owens & Minor, Inc., 3.88%, 09/15/21	95,000	96,215
Tenet Healthcare Corp., 6.25%, 11/01/18	150,000	163,312
Tenet Healthcare Corp., 5.00%, 03/01/19‡	60,000	60,225
Tenet Healthcare Corp., 6.00%, 10/01/20	105,000	113,015
Total Health Care		1,761,156
Industrials — 4.6%
ADT Corp. (The), 6.25%, 10/15/21(a)	440,000	453,200
America West Airlines 1999-1 Pass-Through Trust, Series 991G, 7.93%, 01/02/19	375,196	413,654
America West Airlines 2001-1 Pass-Through Trust, Series 011G, 7.10%, 04/02/21	1,045,158	1,152,287
Atlas Air 2000-1 Class A Pass-Through Trust, Series 00-1, 8.71%, 01/02/19	397,906	409,843
Continental Airlines 1999-1 Class A Pass-Through Trust, Series 991A, 6.55%, 02/02/19	337,723	370,853
Continental Airlines 1999-2 Class C-2 Pass-Through Trust, Series AMBC, 6.24%, 03/15/20	248,058	264,802
Continental Airlines 2000-1 Class A-1 Pass-Through Trust, Series 00A1, 8.05%, 11/01/20	668,154	757,486
Continental Airlines 2001-1 Class A-1 Pass-Through Trust, Series 01A1, 6.70%, 06/15/21	431,779	466,322
Delta Air Lines 2012-1 Class A Pass-Through Trust, Series A, 4.75%, 05/07/20	1,048,179	1,116,311
Delta Air Lines Class A Pass-Through Trust, Series 2010-2A, 4.95%, 05/23/19	712,184	762,037
Deluxe Corp., 7.00%, 03/15/19	170,000	178,287
HD Supply, Inc., 5.25%, 12/15/21‡	360,000	367,200
Masco Corp., 5.95%, 03/15/22	400,000	446,000
Northwest Airlines 2002-1 Class G-2 Pass-Through Trust, Series 02-1, 6.26%, 11/20/21	424,603	456,703
Textron, Inc., 4.63%, 09/21/16	400,000	423,381
UAL 2009-2a Pass-Through Trust, Series 09-2, 9.75%, 01/15/17	488,368	542,088
United Rentals North America, Inc., 7.38%, 05/15/20	150,000	162,750
Total Industrials		8,743,204

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Information Technology — 0.3%
Dun & Bradstreet Corp. (The), 3.25%, 12/01/17	$300,000	$308,671
Equinix, Inc., 4.88%, 04/01/20	175,000	175,000
Sanmina Corp., 4.38%, 06/01/19‡	100,000	99,500
Total Information Technology		583,171
Materials — 0.4%
Hexion US Finance Corp., 6.63%, 04/15/20	175,000	172,375
Huntsman International LLC, 4.88%, 11/15/20	200,000	199,500
International Paper Co., 9.38%, 05/15/19	75,000	95,830
Reynolds Group Issuer LLC, 7.88%, 08/15/19	150,000	158,438
Tronox Finance LLC, 6.38%, 08/15/20(a)	120,000	120,900
Total Materials		747,043
Telecommunication Services — 0.7%
AT&T, Inc., 3.88%, 08/15/21	210,000	220,045
Frontier Communications Corp., 7.13%, 03/15/19	250,000	275,000
Frontier Communications Corp., 6.25%, 09/15/21(a)	90,000	90,675
Qwest Corp., 6.50%, 06/01/17	75,000	82,042
T-Mobile USA, Inc., 6.46%, 04/28/19	275,000	286,687
Verizon Communications, Inc., 2.50%, 09/15/16	43,000	43,972
Verizon Communications, Inc., 3.65%, 09/14/18	50,000	52,864
Verizon Communications, Inc., 2.55%, 06/17/19	200,000	201,796
Verizon Communications, Inc., 4.60%, 04/01/21	125,000	135,857
Total Telecommunication Services		1,388,938
Utilities — 0.5%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 05/20/20	90,000	93,150
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 05/20/22	235,000	244,400
Energy Transfer Partners LP, 4.15%, 10/01/20	250,000	256,612
RJS Power Holdings LLC, 5.13%, 07/15/19‡	265,000	263,013
Total Utilities		857,175
Total Corporate Bonds (Cost $36,274,679)		36,118,568

Investments	Principal	Value
FOREIGN BONDS — 5.9%
Consumer Discretionary — 0.4%
NCL Corp. Ltd., 5.25%, 11/15/19 (Bermuda)‡	$45,000	$45,562
Volkswagen Group of America Finance LLC, 2.45%, 11/20/19‡	200,000	201,533
Wynn Macau Ltd., 5.25%, 10/15/21 (Cayman Islands)‡	540,000	510,300
Total Consumer Discretionary		757,395
Consumer Staples — 0.3%
Coca-Cola Femsa SAB de CV, 2.38%, 11/26/18 (Mexico)	470,000	479,734
Energy — 0.4%
Petrobras International Finance Co., 3.50%, 02/06/17 (Brazil)	200,000	191,482
Petroleos Mexicanos, 6.00%, 03/05/20 (Mexico)(a)	350,000	394,625
Weatherford Bermuda Holdings Ltd., 9.63%, 03/01/19 (Bermuda)	150,000	178,068
Total Energy		764,175
Financials — 2.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.50%, 05/15/21 (Ireland)‡	165,000	167,269
Aircastle Ltd., 4.63%, 12/15/18 (Bermuda)	285,000	287,137
Aircastle Ltd., 6.25%, 12/01/19 (Bermuda)	250,000	265,000
Aircastle Ltd., 5.13%, 03/15/21 (Bermuda)	210,000	210,525
Axis Bank Ltd., 3.25%, 05/21/20 (India)‡	450,000	445,880
Banco Santander Brasil SA, 4.50%, 04/06/15 (Brazil)	250,000	252,140
Banco Santander Chile, 2.11%, 06/07/18 (Chile)@‡	200,000	203,000
Caixa Economica Federal, 7.25%, 07/23/24 (Brazil)@‡	400,000	383,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.25%, 01/14/19 (Netherlands)	300,000	302,524
Corp. Andina de Fomento, 3.75%, 01/15/16 (Supranational)	100,000	102,556
Corpbanca SA, 3.88%, 09/22/19 (Chile)‡	500,000	502,322
Industrial & Commercial Bank of China Ltd., 3.23%, 11/13/19 (China)	475,000	477,531
Intesa Sanpaolo SpA, 3.13%, 01/15/16 (Italy)	200,000	203,212
Korea Finance Corp., 4.63%, 11/16/21 (South Korea)	375,000	416,764
Macquarie Group Ltd., 6.00%, 01/14/20 (Australia)‡	290,000	328,836

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Investments	Principal	Value
FOREIGN BONDS (continued)
Financials (continued)
Royal Bank of Scotland Group PLC, 6.40%, 10/21/19 (United Kingdom)	$350,000	$406,949
Schaeffler Finance BV, 4.25%, 05/15/21 (Germany)‡	375,000	367,500
XL Group PLC, Series E, 6.50%, 12/29/49 (Ireland)@	105,000	100,537
Total Financials		5,422,682
Health Care — 0.1%
Catamaran Corp., 4.75%, 03/15/21 (Canada)	120,000	120,300
Valeant Pharmaceuticals International, Inc., 6.75%, 08/15/18 (Canada)‡	85,000	90,633
Total Health Care		210,933
Industrials — 0.9%
Air Canada 2013-1 Class B Pass-Through Trust, 5.38%, 05/15/21 (Canada)‡(a)	517,901	525,670
Bombardier, Inc., 4.75%, 04/15/19 (Canada)‡	475,000	477,375
Virgin Australia Trust, Series 2013-1A, 5.00%, 10/23/23 (Australia)‡	626,510	645,305
Total Industrials		1,648,350
Information Technology — 0.1%
Alibaba Group Holding Ltd., 2.50%, 11/28/19 (Cayman Islands)‡	200,000	197,529
Materials — 0.1%
Methanex Corp., 3.25%, 12/15/19 (Canada)	100,000	99,271
Vale Overseas Ltd., 4.38%, 01/11/22 (Brazil)(a)	170,000	163,797
Total Materials		263,068
Telecommunication Services — 0.4%
Millicom International Cellular SA, 6.63%, 10/15/21 (Luxembourg)‡	280,000	292,600
Telefonica Emisiones SAU, 6.42%, 06/20/16 (Spain)	100,000	107,013
Wind Acquisition Finance SA, 4.75%, 07/15/20 (Luxembourg)‡	375,000	351,562
Total Telecommunication Services		751,175
Utilities — 0.4%
Majapahit Holding BV, 7.75%, 01/20/20 (Indonesia)‡	245,000	284,812
State Grid Overseas Investment 2014 Ltd., 2.75%, 05/07/19 (China)‡	500,000	502,611
Total Utilities		787,423
Total Foreign Bonds (Cost $11,360,837)		11,282,464

Investments	Principal	Value
ASSET BACKED SECURITIES — 25.0%
American Homes 4 Rent, Class A, Series 2014-SFR1, 1.25%, 06/17/31@‡	$277,501	$274,518
AmeriCredit Automobile Receivables Trust, Class C, Series 2014-2, 2.18%, 06/08/20	500,000	498,763
AmeriCredit Automobile Receivables Trust, Class D, Series 2011-2, 4.00%, 05/08/17	955,000	969,734
AmeriCredit Automobile Receivables Trust, Class D, Series 2012-4, 2.68%, 10/09/18	1,050,000	1,058,929
AmeriCredit Automobile Receivables Trust, Class D, Series 2013-2, 2.42%, 05/08/19	575,000	573,876
AmeriCredit Automobile Receivables Trust, Class D, Series 2014-1, 2.54%, 06/08/20	500,000	494,466
Asset Backed Funding Certificates Trust, Class A6, Series 2005-AQ1, 4.78%, 06/25/35#	495,203	511,179
Associates Manufactured Housing Pass-Through Certificates, Class B1, Series 1996-1, 8.00%, 03/15/27@	349,331	388,684
Avis Budget Rental Car Funding AESOP LLC, Class A, Series 2012-3A, 2.10%, 03/20/19‡	500,000	500,540
Avis Budget Rental Car Funding AESOP LLC, Class A, Series 2013-1A, 1.92%, 09/20/19‡	1,140,000	1,129,132
Avis Budget Rental Car Funding AESOP LLC, Class A, Series 2013-2A, 2.97%, 02/20/20‡	850,000	872,330
Banc of America Funding Trust, Class 1A1, Series 2005-1, 5.50%, 02/25/35	335,140	341,729
BankAmerica Manufactured Housing Contract Trust, Class B1, Series 1998-1, 7.81%, 08/10/25@	353,704	375,935
Bayview Financial Acquisition Trust, Class 1A2, Series 2007-A, 6.21%, 05/28/37#	640,623	683,190
Beacon Container Finance LLC, Class A, Series 2012-1A, 3.72%, 09/20/27‡	686,864	696,087
California Republic Auto Receivables Trust, Class A4, Series 2014-3, 1.79%, 03/16/20	645,000	645,637

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
California Republic Auto Receivables Trust, Class B, Series 2014-2, 2.34%, 04/15/20	$500,000	$498,025
Capital Auto Receivables Asset Trust, Class C, Series 2013-4, 2.67%, 02/20/19	635,000	643,172
CarFinance Capital Auto Trust, Class B, Series 2013-2A, 3.15%, 08/15/19‡	350,000	355,004
CarFinance Capital Auto Trust, Class B, Series 2014-1A, 2.72%, 04/15/20‡	200,000	201,868
CarFinance Capital Auto Trust, Class B, Series 2014-2A, 2.64%, 11/16/20‡	480,000	481,185
CarFinance Capital Auto Trust, Class D, Series 2014-1A, 4.90%, 04/15/20‡	415,000	425,967
CarMax Auto Owner Trust, Class B, Series 2014-4, 2.20%, 09/15/20	700,000	699,991
CarMax Auto Owner Trust, Class C, Series 2014-2, 2.08%, 01/15/20	425,000	422,633
Carnow Auto Receivables Trust, Class D, Series 2014-1A, 4.16%, 11/15/18‡	400,000	397,908
CCG Receivables Trust, Class B, Series 2014-1, 2.15%, 11/15/21‡	420,000	420,819
Centex Home Equity Loan Trust, Class AF5, Series 2004-D, 5.35%, 09/25/34#	438,000	463,724
Centre Point Funding LLC, Class 1, Series 2012-2A, 2.61%, 08/20/21‡	504,357	501,056
Chase Funding Trust Series, Class 1A4, Series 2004-2, 5.32%, 02/26/35	1,314,919	1,327,148
Citicorp Residential Mortgage Trust Series, Class A4, Series 2006-1, 5.90%, 07/25/36#	545,050	570,739
Citicorp Residential Mortgage Trust Series, Class A6, Series 2007-2, 5.66%, 06/25/37#	539,159	558,690
CKE Restaurant Holdings, Inc., Class A2, Series 2013-1A, 4.47%, 03/20/43‡	374,894	380,691
CLI Funding V LLC, Class A, Series 2014-2A, 3.38%, 10/18/29‡	983,333	978,250
Conseco Financial Corp., Class B1, Series 1995-5, 7.30%, 09/15/26@	546,968	580,191
Countrywide Asset-Backed Certificates, Class A3, Series 2004-S1, 5.12%, 02/25/35#	824,727	843,926

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Cronos Containers Program Ltd., Class A, Series 2012-2A, 3.81%, 09/18/27 (Bermuda)‡	$232,500	$232,612
Domino's Pizza Master Issuer LLC, Class A2, Series 2012-1A, 5.22%, 01/25/42‡	265,719	278,878
Drug Royalty II LP 2, Class A2, Series 2014-1, 3.48%, 07/15/23‡	427,809	429,329
DT Auto Owner Trust, Class C, Series 2013-2A, 3.06%, 09/16/19‡	500,000	503,878
DT Auto Owner Trust, Class C, Series 2014-2A, 2.46%, 01/15/20‡	300,000	298,617
DT Auto Owner Trust, Class C, Series 2014-3A, 3.04%, 09/15/20‡	560,000	559,964
Exeter Automobile Receivables Trust, Class B, Series 2013-2A, 3.09%, 07/16/18‡	180,000	182,139
Exeter Automobile Receivables Trust, Class C, Series 2013-1A, 3.52%, 02/15/19‡	500,000	501,971
Exeter Automobile Receivables Trust, Class C, Series 2014-1A, 3.57%, 07/15/19‡	550,000	546,264
Exeter Automobile Receivables Trust, Class C, Series 2014-2A, 3.26%, 12/16/19‡	500,000	489,687
FDIC Trust, Class A, Series 2013-N1, 4.50%, 10/25/18‡	345,138	348,681
Federal Home Loan Mortgage Corporation, Class M2, Series 2014-DN2, 1.82%, 04/25/24@	500,000	484,829
Foursight Capital Automobile Receivables Trust, Class B, Series 2014-1, 3.56%, 11/22/21‡	500,000	502,000
Gold Key Resorts LLC, Class A, Series 2014-A, 3.22%, 03/17/31‡	542,473	542,914
GSAA Trust, Class AF4, Series 2005-1, 5.62%, 11/25/34#	233,739	250,032
Hilton Grand Vacations Trust, Class A, Series 2013-A, 2.28%, 01/25/26‡	180,654	181,746
Hilton Grand Vacations Trust, Class A, Series 2014-AA, 1.77%, 11/25/26‡	390,518	386,727
Honda Auto Receivables Owner Trust, Class A4, Series 2011-3, 1.17%, 12/21/17	621,458	621,724
Hyundai Auto Receivables Trust, Class D, Series 2014-B, 2.51%, 12/15/20	425,000	425,417

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Jefferies Resecuritization Trust, Class 1A1, Series 2014-R1, 4.00%, 12/27/37‡	$449,424	$449,547
JPMorgan Mortgage Trust, Class 2A1, Series 2014-IVR3, 3.00%, 09/25/44@‡	818,293	829,771
JPMorgan Mortgage Trust, Class 2A2, Series 2014-2, 3.50%, 06/25/29@‡	300,453	311,208
LEAF Receivables Funding 9 LLC, Class D, Series 2013-1, 5.11%, 09/15/21‡	345,000	351,279
Marriott Vacation Club Owner Trust, Class A, Series 2012-1A, 2.51%, 05/20/30‡	1,162,031	1,170,579
MASTR Asset Securitization Trust, Class 4A5, Series 2003-5, 5.50%, 06/25/33	599,131	638,316
MASTR Specialized Loan Trust, Class A2, Series 2005-3, 5.70%, 11/25/35‡#	454,829	466,480
Mid-State Trust, Class A4, Series 1997-6, 7.79%, 07/01/35	414,861	446,941
New Residential Mortgage Loan Trust, Class A, Series 2014-1A, 3.75%, 01/25/54@‡	202,435	208,932
OneMain Financial Issuance Trust, Class A, Series 2014-1A, 2.43%, 06/18/24‡	330,000	329,993
Residential Funding Mortgage Securities II Home Loan Trust, Class AIIB, Series 2003-HS2, 0.42%, 06/25/28@	162,717	153,318
Santander Drive Auto Receivables Trust, Class A3, Series 2012-5, 0.83%, 12/15/16	3,958	3,959
Santander Drive Auto Receivables Trust, Class C, Series 2012-3, 3.01%, 04/16/18	260,000	263,769
Santander Drive Auto Receivables Trust, Class C, Series 2012-4, 2.94%, 12/15/17	360,000	364,985
Santander Drive Auto Receivables Trust, Class C, Series 2013-3, 1.81%, 04/15/19	600,000	600,017
Santander Drive Auto Receivables Trust, Class C, Series 2014-3, 2.13%, 08/17/20	600,000	597,720
Santander Drive Auto Receivables Trust, Class D, Series 2012-2, 3.87%, 02/15/18	300,000	309,070
Santander Drive Auto Receivables Trust, Class D, Series 2012-6, 2.52%, 09/17/18	350,000	351,802
Santander Drive Auto Receivables Trust, Class D, Series 2014-4, 3.10%, 11/16/20	600,000	601,333
Sierra Receivables Funding Co. LLC, Class A, Series 2014-1A, 2.07%, 03/20/30‡	341,876	343,649

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC, Class A, Series 2014-2A, 2.05%, 06/20/31‡	$238,275	$239,415
Sierra Timeshare Receivables Funding LLC, Class B, Series 2012-2A, 3.42%, 03/20/29‡	216,134	219,493
Silverleaf Finance XV LLC, Class A, Series 2012-D, 3.00%, 03/17/25‡	224,471	227,003
Silverleaf Finance XVIII LLC, Class A, Series 2014-A, 2.81%, 01/15/27‡	934,478	925,975
SLM Private Education Loan Trust, Class A2A, Series 2013-B, 1.85%, 06/17/30‡	500,000	491,801
SLM Private Education Loan Trust, Class A2A, Series 2013-C, 2.94%, 10/15/31‡	270,000	275,988
SLM Private Education Loan Trust, Class A2A, Series 2014-A, 2.59%, 01/15/26‡	1,275,000	1,292,006
SNAAC Auto Receivables Trust, Class C, Series 2014-1A, 2.21%, 01/15/20‡	330,000	330,402
SoFi Professional Loan Program LLC, Class A2, Series 2014-A, 3.02%, 10/25/27‡	364,585	369,080
SoFi Professional Loan Program LLC, Class A2, Series 2014-B, 2.55%, 08/27/29‡	1,000,000	1,000,061
Structured Asset Securities Corp., Class A3A, Series 2004-4XS, 5.00%, 02/25/34#	686,687	730,133
Structured Asset Securities Corp. Assistance Loan Trust, Class A, Series 2003-AL1, 3.36%, 04/25/31‡	154,514	152,362
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 3A3, Series 2004-15, 5.50%, 09/25/34	360,964	367,772
TAL Advantage V LLC, Class A, Series 2013-1A, 2.83%, 02/22/38‡	449,167	444,602
TCF Auto Receivables Owner Trust, Class B, Series 2014-1A, 2.33%, 05/15/20‡	800,000	798,296
Tidewater Auto Receivables Trust, Class C, Series 2014-AA, 2.56%, 08/15/19‡	500,000	497,475
Trip Rail Master Funding LLC, Class A1, Series 2014-1A, 2.86%, 04/15/44‡	283,618	282,081
Trip Rail Master Funding LLC, Class A1A, Series 2011-1A, 4.37%, 07/15/41‡	368,155	382,301

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust, Class A5, Series 2007-C30, 5.34%, 12/15/43	$90,000	$96,129
Wells Fargo Mortgage Backed Securities, Class A1, Series 2003-G, 2.49%, 06/25/33@	36,918	37,360
Wells Fargo Mortgage Backed Securities, Class A1, Series 2004-U, 2.57%, 10/25/34@	564,334	565,330
Westgate Resorts LLC, Class A, Series 2012-2A, 3.00%, 01/20/25‡	315,830	317,946
Westlake Automobile Receivables Trust, Class C, Series 2014-1A, 1.70%, 11/15/19‡	500,000	498,093
Total Asset Backed Securities (Cost $48,022,205)		47,866,897
MORTGAGE BACKED SECURITIES — 28.4%
Commercial Mortgage Backed Securities — 11.6%
A10 Term Asset Financing LLC, Class A1, Series 2014-1, 1.72%, 04/15/33‡	250,000	249,853
BAMLL-DB Trust, Class A2FX, Series 2012-OSI, 3.35%, 04/13/29‡	274,872	282,450
Banc of America Commercial Mortgage Trust, Class A4, Series 2007-2, 5.63%, 04/10/49@	1,084,000	1,161,220
Banc of America Merrill Lynch Commercial Mortgage, Inc., Class G, Series 2005-2, 5.26%, 07/10/43@‡	1,000,000	1,008,060
Bayview Commercial Asset Trust, Class A3, Series 2008-1, 1.67%, 01/25/38@‡	300,000	287,715
Bayview Financial Mortgage Pass-Through Trust, Class 1A2, Series 2006-A, 5.48%, 02/28/41#	447,167	459,675
Bear Stearns Commercial Mortgage Securities Trust, Class A4, Series 2007-PW18, 5.70%, 06/11/50	970,000	1,055,394
Bear Stearns Commercial Mortgage Securities Trust, Class AM, Series 2005-PW10, 5.45%, 12/11/40@	571,000	589,803
Bear Stearns Commercial Mortgage Securities Trust, Class AM, Series 2007-PW17, 5.90%, 06/11/50@	280,000	306,712
Capital Auto Receivables Asset Trust/Ally, Class C, Series 2013-1, 1.74%, 10/22/18	415,000	416,552

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Commercial Mortgage Backed Securities (continued)
CD Commercial Mortgage Trust, Class A4, Series 2007-CD4, 5.32%, 12/11/49	$780,000	$826,556
CD Commercial Mortgage Trust, Class AMFX, Series 2007-CD4, 5.37%, 12/11/49@	430,000	446,644
Citigroup Commercial Mortgage Trust, Class A1A, Series 2007-C6, 5.71%, 12/10/49@	1,244,901	1,347,116
Citigroup Commercial Mortgage Trust, Class A4, Series 2007-C6, 5.71%, 12/10/49@	140,000	151,969
Citigroup Commercial Mortgage Trust, Class AM, Series 2008-C7, 6.15%, 12/10/49@	530,000	580,829
Citigroup Commercial Mortgage Trust, Class MLSR, Series 2010-RR3, 5.74%, 06/14/50@‡	340,000	364,637
Colony Multifamily Mortgage Trust, Class A, Series 2014-1, 2.54%, 04/20/50‡	393,100	391,903
Commercial Mortgage Trust, Class AM, Series 2007-GG11, 5.87%, 12/10/49@	510,000	553,558
Credit Suisse Commercial Mortgage Trust Series, Class 1A, Series 2010-RR7, 5.38%, 08/12/48@‡	497,858	524,341
Credit Suisse Commercial Mortgage Trust Series, Class A1A, Series 2007-C1, 5.36%, 02/15/40	485,691	513,357
Extended Stay America Trust, Class A17, Series 2013-ESH7, 2.30%, 12/05/31‡	735,000	725,077
GS Mortgage Securities Trust, Class A1A, Series 2007-GG10, 5.80%, 08/10/45@	537,138	584,327
GS Mortgage Securities Trust, Class A4, Series 2007-GG10, 5.80%, 08/10/45@	902,831	978,317
Hilton USA Trust, Class EFX, Series 2013-HLT, 5.22%, 11/05/30@‡	535,000	549,987
Irwin Home Equity Loan Trust, Class M1, Series 2003-A, 1.72%, 10/25/27@	510,387	506,505
JPMorgan Mortgage Trust, Class 1A1, Series 2004-A3, 2.35%, 07/25/34@	426,074	427,986
LB-UBS Commercial Mortgage Trust, Class A3, Series 2007-C2, 5.43%, 02/15/40	408,747	437,709
LB-UBS Commercial Mortgage Trust, Class A3, Series 2007-C7, 5.87%, 09/15/45@	680,161	748,086

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Commercial Mortgage Backed Securities (continued)
Master Alternative Loan Trust, Class 6A1, Series 2004-4, 5.50%, 04/25/34	$532,483	$563,616
Morgan Stanley Capital I Trust, Class A4, Series 2007-IQ16, 5.81%, 12/12/49	426,771	464,549
RASC Series Trust, Class AI6, Series 2004-KS2, 4.30%, 03/25/34@	173,517	175,865
Santander Drive Auto Receivables Trust, Class D, Series 2013-1, 2.27%, 01/15/19	500,000	496,986
Santander Drive Auto Receivables Trust, Class D, Series 2013-5, 2.73%, 10/15/19	300,000	300,982
Structured Adjustable Rate Mortgage Loan Trust, Class 3A2, Series 2004-5, 2.43%, 05/25/34@	484,372	484,023
VFC LLC, Class A, Series 2014-2, 2.75%, 07/20/30‡	198,473	198,531
Wachovia Bank Commercial Mortgage Trust, Class A3, Series 2007-C32, 5.72%, 06/15/49@	975,000	1,047,946
Wachovia Bank Commercial Mortgage Trust, Class A4, Series 2007-C31, 5.51%, 04/15/47	770,000	812,231
Wachovia Bank Commercial Mortgage Trust, Class AM, Series 2007-C30, 5.38%, 12/15/43	870,000	924,084
Washington Mutual MSC Mortgage Pass-Through Certificates Series Trust, Class 2A1, Series 2003-AR4, 2.25%, 08/25/33@	237,269	236,081
Total Commercial Mortgage Backed Securities		22,181,232
Fixed Income — 10.5%
Bear Stearns ARM Trust, Class 12A3, Series 2004-10, 2.66%, 01/25/35@	444,127	442,186
Bear Stearns ARM Trust, Class 15A1, Series 2004-10, 2.60%, 01/25/35@	809,189	820,335
Bear Stearns ARM Trust, Class 21A1, Series 2004-1, 2.31%, 04/25/34@	911,354	906,994
Bear Stearns Commercial Mortgage Securities Trust, Class A4, Series 2007-PW17, 5.69%, 06/11/50@	650,000	705,727
Bear Stearns Commercial Mortgage Securities Trust, Class AM, Series 2006-PW13, 5.58%, 09/11/41@	885,000	935,478

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Fixed Income (continued)
Bear Stearns Commercial Mortgage Securities Trust, Class AM, Series 2007-PW15, 5.36%, 02/11/44	$350,000	$360,686
Citigroup Mortgage Loan Trust, Inc., Class A3, Series 2004-UST1, 2.13%, 08/25/34@	436,776	437,889
Credit Suisse First Boston Mortgage Securities Corp., Class 6A1, Series 2004-8, 4.50%, 12/25/19	162,939	165,948
DBUBS Mortgage Trust, Class A2, Series 2011-LC3A, 3.64%, 08/10/44	1,050,000	1,084,476
GMACM Mortgage Loan Trust, Class 12A, Series 2004-AR1, 2.99%, 06/25/34@	671,530	684,027
GMACM Mortgage Loan Trust, Class A10, Series 2003-J7, 5.50%, 11/25/33	875,911	897,812
GSR Mortgage Loan Trust, Class 2A2, Series 2007-1F, 5.50%, 01/25/37	34,946	33,650
JPMorgan Chase Commercial Mortgage Securities Trust, Class A3, Series 2006-LDP9, 5.34%, 05/15/47	732,856	779,020
JPMorgan Chase Commercial Mortgage Securities Trust, Class A4, Series 2007-LD12, 5.88%, 02/15/51@	1,855,000	2,010,197
JPMorgan Chase Commercial Mortgage Securities Trust, Class AM, Series 2006-LDP7, 5.87%, 04/15/45@	1,190,000	1,263,648
JPMorgan Chase Commercial Mortgage Securities Trust, Class AM, Series 2007-LDPX, 5.46%, 01/15/49@	275,000	285,555
LB Commercial Mortgage Trust, Class A4, Series 2007-C3, 5.90%, 07/15/44@	610,000	661,713
LB-UBS Commercial Mortgage Trust, Class A4, Series 2007-C6, 5.86%, 07/15/40@	1,218,106	1,287,146
MASTR Asset Securitization Trust, Class 4A1, Series 2004-6, 5.00%, 07/25/19	165,199	167,801
Merrill Lynch Mortgage Trust, Class AM, Series 2006-C1, 5.68%, 05/12/39@	660,000	693,387
Morgan Stanley Capital I Trust, Class A4, Series 2007-IQ14, 5.69%, 04/15/49@	800,000	862,306
RALI Series Trust, Class A3, Series 2003-QS22, 5.38%, 12/26/33	180,208	185,595
RALI Series Trust, Class A6, Series 2004-QS8, 5.50%, 06/25/34	137,336	139,764

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Fixed Income (continued)
Structured Asset Securities Corp., Class 2A, Series 2003-37A, 3.62%, 12/25/33@	$361,552	$363,177
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 1A1, Series 2003-33H, 5.50%, 10/25/33	522,297	535,825
Wachovia Bank Commercial Mortgage Trust Series, Class AM, Series 2007-C31, 5.59%, 04/15/47@	1,380,000	1,474,748
WaMu Mortgage Pass-Through Certificates, Class A1, Series 2003-AR6, 2.44%, 06/25/33@	276,779	277,874
Wells Fargo Mortgage Backed Securities, Class 1A2, Series 2004-K, 2.62%, 07/25/34@	582,657	586,475
Wells Fargo Mortgage Backed Securities, Class 2A1, Series 2004-Z, 2.61%, 12/25/34@	248,201	250,140
Wells Fargo Mortgage Backed Securities, Class 2A12, Series 2004-K, 2.62%, 07/25/34@	201,285	201,728
Wells Fargo Mortgage Backed Securities, Class 5A1, Series 2003-J, 2.49%, 10/25/33@	240,221	242,767
Wells Fargo Mortgage Backed Securities, Class A1, Series 2004-A, 2.64%, 02/25/34@	309,557	310,971
Wells Fargo Mortgage Backed Securities, Class A5, Series 2006-16, 5.00%, 11/25/36	132,758	137,480
Total Fixed Income		20,192,525
Non-Agency Mortgage-Backed Securities — 1.4%
Alternative Loan Trust, Class 1A1, Series 2004-22CB, 6.00%, 10/25/34	207,412	221,469
Bear Stearns Commercial Mortgage Securities Trust, Class AM, Series 2006-PW14, 5.24%, 12/11/38	285,000	303,860
Commercial Mortgage Trust, Class A4, Series 2007-GG9, 5.44%, 03/10/39	1,100,000	1,174,521
JPMorgan Chase Commercial Mortgage Securities Trust, Class A4, Series 2006-LDP7, 5.87%, 04/15/45@	198,646	207,573
Morgan Stanley Capital I Trust, Class A4, Series 2006-IQ12, 5.33%, 12/15/43	468,334	494,916

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Non-Agency Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust, Class AM, Series 2007-IQ14, 5.68%, 04/15/49@	$226,000	$235,590
Total Non-Agency Mortgage-Backed Securities		2,637,929
Residential Mortgage Backed Securities — 4.9%
Banc of America Funding Trust, Class 5A1, Series 2004-A, 2.50%, 07/20/34@	186,337	186,111
Banc of America Mortgage Trust, Class 6A3, Series 2004-7, 4.50%, 08/25/19	924,172	917,285
Citigroup Mortgage Loan Trust, Class A, Series 2014-A, 4.00%, 01/25/35@‡	189,740	198,524
Citigroup Mortgage Loan Trust, Inc., Class A2, Series 2003-UP3, 7.00%, 09/25/33	265,031	281,380
Credit Suisse First Boston Mortgage Securities Corp., Class 6A1, Series 2004-AR8, 2.39%, 09/25/34@	253,964	253,578
GSR Mortgage Loan Trust, Class 3A1, Series 2004-7, 2.09%, 06/25/34@	927,536	904,533
JPMorgan Mortgage Trust, Class 1A1, Series 2014-1, 4.00%, 01/25/44@‡	464,222	489,976
JPMorgan Mortgage Trust, Class 4A1, Series 2006-A2, 2.50%, 08/25/34@	196,985	197,974
Master Alternative Loan Trust, Class 1A1, Series 2007-1, 0.77%, 10/25/36@	383,437	369,295
Morgan Stanley Residential Mortgage Loan Trust, Class A1, Series 2014-1A, 2.99%, 06/25/44@‡	320,982	328,841
New Residential Mortgage Loan Trust, Class A3, Series 2014-2A, 3.75%, 05/25/54@‡	327,009	335,428
New Residential Mortgage Loan Trust, Class AFX3, Series 2014-3A, 3.75%, 11/25/54@‡	786,656	808,029
Structured Adjustable Rate Mortgage Loan Trust, Class 3A1, Series 2004-4, 2.47%, 04/25/34@	214,761	213,381
Structured Adjustable Rate Mortgage Loan Trust, Class 3A2, Series 2004-4, 2.47%, 04/25/34@	810,127	812,782
Structured Adjustable Rate Mortgage Loan Trust, Class 6A, Series 2004-1, 2.43%, 02/25/34@	501,408	494,404

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 6A, Series 2003-34A, 2.59%, 11/25/33@	$367,682	$361,025
Structured Asset Securities Corp. Pass-Through Certificates, Class A3, Series 2002-AL1, 3.45%, 02/25/32	462,267	457,892
WinWater Mortgage Loan Trust, Class A1, Series 2014-1, 4.00%, 06/20/44@‡	755,879	786,388
WinWater Mortgage Loan Trust, Class A4, Series 2014-3, 3.50%, 11/20/44@‡	900,000	911,250
Total Residential Mortgage Backed Securities		9,308,076
Total Mortgage Backed Securities (Cost $55,524,190)		54,319,762
U.S. TREASURY NOTES — 2.9%
U.S. Treasury Note, 0.88%, 05/15/17(a)	500,000	500,312
U.S. Treasury Note, 1.00%, 09/15/17(a)	5,000,000	5,003,125
Total U.S. Treasury Notes (Cost $5,493,368)		5,503,437
U.S. GOVERNMENT AGENCY SECURITIES — 1.0%
Federal Home Loan Mortgage Corporation, Class J, Series 2012-4011, 4.00%, 12/15/41	820,287	862,904
Federal National Mortgage Association, Class NA, Series 2009-36, 5.00%, 06/25/37	169,259	181,032
Federal National Mortgage Association, Class PA, Series 2010-57, 4.50%, 12/25/38	215,220	217,815
Federal National Mortgage Association, Class PA, Series 2012-10, 4.00%, 11/25/41	596,700	624,046
Government National Mortgage Association, Class KA, Series 2011-140, 4.00%, 03/20/37	10,532	10,528
Total U.S. Government Agency Securities (Cost $1,872,011)		1,896,325
TERM LOANS — 13.0%
Consumer Discretionary — 4.2%
Aristocrat International Pty Ltd., 4.75%, 10/20/21 (Australia)@	420,000	413,700

Investments	Principal	Value
TERM LOANS (continued)
Consumer Discretionary (continued)
Boyd Gaming Corp., 4.00%, 08/14/20@	$300,125	$295,389
Caesars Entertainment Corp., 10.50%, 10/31/16@	136,711	121,580
Caesars Entertainment Corp., 9.75%, 01/28/18@	55,720	48,081
CBAC Borrower LLC, 8.25%, 07/02/20@	200,000	198,000
Charter Communications Operating, LLC, 3.00%, 07/01/20@	416,826	409,707
Checkout Holding Corp., 4.50%, 04/09/21@	216,910	207,421
Chrysler Group LLC, 3.25%, 12/31/18@	327,525	325,069
CityCenter Holdings LLC, 4.25%, 10/16/20@	243,658	242,058
CSC Holdings LLC, 2.67%, 04/17/20@	533,688	523,492
General Nutrition Centers, Inc., 3.25%, 03/04/19@	623,945	608,608
Hilton Worldwide Finance LLC, 3.50%, 10/25/20@	430,861	426,640
Landry's, Inc., 4.00%, 04/24/18@	199,496	198,549
Las Vegas Sands, LLC, 3.25%, 12/19/20@	540,108	537,859
Leslie's Poolmart, Inc., 4.25%, 10/16/19@	196,483	191,817
Libbey Glass, Inc., 3.75%, 04/09/21@	316,410	312,654
MGM Resorts International, 3.50%, 12/20/19@	357,736	349,353
Pinnacle Entertainment, Inc., 3.75%, 08/13/20@	249,921	247,032
PVH Corp., 3.25%, 02/13/20@	311,997	312,826
Seminole Hard Rock Entertainment, Inc., 3.50%, 05/14/20@	59,100	57,229
Seminole Tribe of Florida, Inc., 3.00%, 04/29/20@	396,290	395,300
SRAM LLC, 5.25%, 04/10/20@	195,868	190,482
TI Group Automotive Systems LLC, 4.25%, 07/02/21@	52,735	52,241
Tribune Company, 4.00%, 12/27/20@	268,612	265,339
Univision Communications, Inc., 4.00%, 03/01/20@	630,274	617,668
Virgin Media Investment Holdings Ltd., 3.50%, 06/07/20 (United Kingdom)@	500,000	491,867
Total Consumer Discretionary		8,039,961
Consumer Staples — 1.0%
Albertson's Holdings LLC, 4.50%, 08/25/21@	270,000	270,451
ARAMARK Corp., 3.25%, 09/07/19@	518,950	512,302

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)
Consumer Staples (continued)
HJ Heinz Co., 3.50%, 06/05/20@	$414,592	$412,815
Hostess Brands, Inc., 6.75%, 04/09/20@	223,313	227,220
Rite Aid Corp., 0.00%, 02/21/20@(b)	467,193	465,831
Total Consumer Staples		1,888,619
Energy — 0.8%
Fieldwood Energy LLC, 3.88%, 09/28/18@	198,922	188,976
MEG Energy Corp., 3.75%, 03/31/20 (Canada)@	577,027	552,743
Paragon Offshore Finance Co., 3.75%, 07/16/21 (United Kingdom)@	419,948	339,633
Seadrill Operating LP, 4.00%, 02/21/21@	500,759	391,719
Total Energy		1,473,071
Financials — 1.1%
Altisource Solutions Sarl, 4.50%, 12/09/20 (Luxembourg)@	378,100	294,918
Delos Finance Sarl, 3.50%, 03/06/21@	633,000	629,306
Level 3 Financing, Inc, 4.50%, 01/31/22@	110,000	110,275
Realogy Group LLC, 3.75%, 03/05/20@	497,487	488,781
TransUnion LLC, 4.00%, 04/09/21@	144,905	143,275
Walter Investment Management Corp., 4.75%, 12/18/20@	397,990	360,181
Total Financials		2,026,736
Health Care — 1.0%
Accellent, Inc., 4.50%, 03/12/21@	208,425	204,429
Davita, Inc., 3.50%, 06/24/21@	108,455	107,592
Endo Luxemburg Finance I Co. Sarl, 3.25%, 03/01/21@	297,750	291,051
Hologic, Inc., 3.25%, 08/01/19@	465,813	462,902
IASIS Healthcare LLC, 4.50%, 05/03/18@	220,500	218,939
RPI Finance Trust, 3.25%, 11/09/18@	413,061	412,544
Valeant Pharmaceuticals International, Inc., 3.50%, 02/13/19 (Canada)@	259,734	257,916
Total Health Care		1,955,373
Industrials — 1.4%
Air Canada, 5.50%, 09/26/19@	233,825	235,725
Alliant Techsystems, Inc., 3.50%, 11/02/20@	333,055	332,430
American Airlines, Inc, 4.25%, 10/08/21@	254,000	254,544
Avis Budget Car Rental LLC, 3.00%, 03/15/19@	613,318	606,418

Investments	Principal	Value
TERM LOANS (continued)
Industrials (continued)
AWAS Finance Luxembourg 2012 SA, 3.50%, 07/16/18@	$514,220	$508,651
McJunkin Red Man Corp., 5.00%, 11/09/19@	84,925	78,768
Nortek, Inc., 3.75%, 10/30/20@	283,575	278,258
TransDigm, Inc., 3.75%, 06/04/21@	174,125	171,658
United Airlines, Inc., 3.75%, 09/15/21@	268,328	266,650
Total Industrials		2,733,102
Information Technology — 1.9%
Avago Technologies Cayman Ltd., 3.75%, 05/06/21 (Cayman Islands)@	714,410	713,371
First Data Corp., 3.67%, 03/23/18@	732,000	718,963
Genpact International, Inc, 3.50%, 08/30/19@	829,730	822,819
Infor US, Inc., 3.75%, 06/03/20@	242,711	235,988
Interactive Data Corp., 4.75%, 05/02/21@	295,403	294,000
ION Trading Technologies Sarl, 4.25%, 06/10/21@	151,581	150,065
Kronos Inc., 4.50%, 10/30/19@	431,462	429,054
Sungard Availability Services Capital, Inc., 6.00%, 03/29/19@	73,455	65,779
US LLC 2, 4.25%, 08/06/21@	251,370	246,893
Total Information Technology		3,676,932
Materials — 0.6%
AZ Chem US, Inc., 4.50%, 06/12/21@	91,556	89,763
Crown Americas LLC, 0.00%, 10/22/21@(b)	229,000	229,531
FMG Resources (August 2006) Pty LTD (FMG America Finance, Inc.), 3.75%, 06/30/19@	637,351	581,025
Ineos US Finance LLC, 3.75%, 05/04/18@	196,753	191,298
Total Materials		1,091,617
Telecommunication Services — 0.7%
Crown Castle Operating Co., 3.00%, 01/31/21@	665,586	656,158
Level 3 Financing, Inc., 4.00%, 01/15/20@	225,000	223,594
Windstream Corp., 3.50%, 01/23/20@	562,880	557,721
Total Telecommunication Services		1,437,473
Utilities — 0.3%
NRG Energy, Inc., 2.75%, 07/01/18@	635,026	623,996
Total Term Loans (Cost $25,588,129)		24,946,880

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Investments	Shares/ Principal	Value
MONEY MARKET FUND — 4.7%
BofA Cash Reserves Money Market Fund – Capital Class, 0.03%(c) (Cost $8,922,385)	8,922,385	$8,922,385
REPURCHASE AGREEMENTS — 1.0%(d)
Citibank NA, dated 12/31/14, due 01/02/15, 0.08%, total to be received $197,073, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.50%, 11/17/15 – 10/20/44, totaling $201,015)	$197,073	197,073
Daiwa Capital Markets America, dated 12/31/14, due 01/02/15, 0.12%, total to be received $458,692, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.50%, 06/01/17 – 03/01/48, totaling $467,864)	458,690	458,690
HSBC Securities USA Inc., dated 12/31/14, due 01/02/15, 0.06%, total to be received $458,691, (collateralized by various U.S. Government Agency Obligations, 0.00% – 9.38%, 01/15/15 – 07/15/32, totaling $467,865)	458,690	458,690
Merrill Lynch Pierce Fenner & Smith Inc., dated 12/31/14, due 01/02/15, 0.07%, total to be received $397,526, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.00%, 06/01/17 – 12/20/44, totaling $405,476)	397,525	397,525
Mizuho Securities USA Inc., dated 12/31/14, due 01/02/15, 0.08%, total to be received $458,691, (collateralized by various U.S. Government Agency Obligations, 0.00% – 7.50%, 01/31/16 – 12/20/44, totaling $467,864)	458,690	458,690
Total Repurchase Agreements (Cost $1,970,668)		1,970,668
Total Investments — 100.8% (Cost $195,028,472)		192,827,386
Liabilities in Excess of Other Assets — (0.8%)		(1,451,805)
Net Assets — 100.0%		$191,375,581

PLC — Public Limited Company

‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
@	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2014.
#	Represents step coupon bond. Rate shown reflects the rate in effect as of December 31, 2014.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $4,003,964; the aggregate market value of the collateral held by the fund is $4,095,427. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $2,124,759.
(b)	This Loan will settle after December 31, 2014 at which time the interest rate will be determined.
(c)	Rate shown reflects the 7-day yield as of December 31, 2014.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Asset Backed Securities	25.0%
Commercial Mortgage Backed Securities	11.6
Consumer Discretionary	6.5
Consumer Staples	1.3
Energy	2.0
Financials	12.7
Fixed Income	10.5
Health Care	2.0
Industrials	6.9
Information Technology	2.3
Materials	1.1
Non-Agency Mortgage-Backed Securities	1.4
Residential Mortgage Backed Securities	4.9
Telecommunication Services	1.8
U.S. Government Agency Securities	1.0
U.S. Treasury Notes	2.9
Utilities	1.2
Money Market Fund	4.7
Repurchase Agreements	1.0
Total Investments	100.8
Liabilities in Excess of Other Assets	(0.8)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES PERITUS HIGH YIELD ETF
Schedule of Investments

December 31, 2014 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS — 56.7%
Advertising — 4.3%
Affinion Group, Inc., 7.88%, 12/15/18(a)	$8,910,000	$6,548,850
Sitel LLC/Sitel Finance Corp., 11.00%, 08/01/17‡	5,652,000	5,652,000
Sitel LLC/Sitel Finance Corp., 11.50%, 04/01/18(a)	8,119,000	6,454,605
Total Advertising		18,655,455
Agriculture — 3.3%
Alliance One International, Inc., 9.88%, 07/15/21(a)	9,036,000	8,109,810
Southern States Cooperative, Inc., 10.00%, 08/15/21‡	7,011,000	6,029,460
Total Agriculture		14,139,270
Auto Manufacturers — 0.5%
Navistar International Corp., 8.25%, 11/01/21(a)	2,031,000	2,010,690
Auto Parts & Equipment — 2.2%
UCI International, Inc., 8.63%, 02/15/19	9,920,000	9,523,200
Banks — 2.0%
Creditcorp, 12.00%, 07/15/18‡	8,766,000	8,546,850
Beverages — 1.6%
Innovation Ventures LLC/Innovation Ventures Finance Corp., 9.50%, 08/15/19‡(a)	6,841,000	6,858,103
Coal — 3.2%
Arch Coal, Inc., 8.00%, 01/15/19‡(a)	11,091,000	6,210,960
Murray Energy Corp., 8.63%, 06/15/21‡	8,110,000	7,785,600
Total Coal		13,996,560
Commercial Services — 4.7%
Harland Clarke Holdings Corp., 9.25%, 03/01/21‡	9,006,000	8,600,730
Speedy Cash Intermediate Holdings Corp., 10.75%, 05/15/18‡(a)	7,123,000	7,016,155
Stonemor Partners LP/Cornerstone Family Services of WV, 7.88%, 06/01/21	4,666,000	4,782,650
Total Commercial Services		20,399,535
Computers — 1.3%
DynCorp International, Inc., 10.38%, 07/01/17(a)	6,541,000	5,592,555
Diversified Financial Services — 1.7%
CNG Holdings, Inc., 9.38%, 05/15/20‡	10,930,000	7,323,100

Investments	Principal	Value
CORPORATE BONDS (continued)
Electrical Components & Equipment — 2.1%
Artesyn Embedded Technologies, Inc., 9.75%, 10/15/20‡	$9,527,000	$9,074,467
Food — 3.6%
Bi-Lo LLC/Bi-Lo Finance Corp., 9.25%, 02/15/19‡	7,472,000	6,911,600
Simmons Foods, Inc., 7.88%, 10/01/21‡(a)	6,024,000	5,933,640
SUPERVALU, Inc., 7.75%, 11/15/22	2,641,000	2,601,385
Total Food		15,446,625
Forest Products & Paper — 1.8%
Verso Paper Holdings LLC/Verso Paper, Inc., 11.75%, 01/15/19(a)	7,855,000	7,894,275
Healthcare – Services — 3.3%
21st Century Oncology, Inc., 8.88%, 01/15/17(a)	5,432,000	5,499,900
Vantage Oncology LLC/Vantage Oncology Finance Co., 9.50%, 06/15/17‡	9,209,000	8,978,775
Total Healthcare — Services		14,478,675
Leisure Time — 1.1%
ICON Health & Fitness, Inc., 11.88%, 10/15/16‡(a)	4,901,000	4,631,445
Media — 1.4%
Lee Enterprises, Inc., 9.50%, 03/15/22‡	5,935,000	6,120,469
Metal Fabricate/Hardware — 1.3%
American Piping Products, Inc., 12.88%, 11/15/17‡	5,527,000	5,886,255
Oil & Gas — 4.8%
Quicksilver Resources, Inc., 7.00%, 06/21/19@‡(a)	7,572,000	5,660,070
Talos Production LLC/Talos Production Finance, Inc., 9.75%, 02/15/18‡	10,886,000	9,960,690
Venoco, Inc., 8.88%, 02/15/19(a)	9,349,000	5,188,695
Total Oil & Gas		20,809,455
Oil & Gas Services — 4.0%
Forbes Energy Services Ltd., 9.00%, 06/15/19(a)	9,245,000	5,593,225
Nuverra Environmental Solutions, Inc., 9.88%, 04/15/18(a)	9,449,000	5,716,645
Seitel, Inc., 9.50%, 04/15/19(a)	7,483,000	6,248,305
Total Oil & Gas Services		17,558,175

See accompanying Notes to Financial Statements.

ADVISORSHARES PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Pharmaceuticals — 2.9%
BioScrip, Inc., 8.88%, 02/15/21‡	$7,209,000	$6,515,133
Lantheus Medical Imaging, Inc., 9.75%, 05/15/17	6,193,000	5,968,504
Total Pharmaceuticals		12,483,637
Telecommunications — 5.6%
Avaya, Inc., 9.00%, 04/01/19‡(a)	6,686,000	6,869,865
EarthLink Holdings Corp., 8.88%, 05/15/19(a)	7,015,000	6,958,880
Frontier Communications Corp., 7.63%, 04/15/24	1,297,000	1,342,395
Trilogy International Partners LLC/Trilogy International Finance, Inc., 10.25%, 08/15/16‡	9,283,000	9,317,811
Total Telecommunications		24,488,951
Total Corporate Bonds (Cost $277,471,494)		245,917,747
FOREIGN BONDS — 12.5%
Environmental Control — 1.3%
Tervita Corp., 10.88%, 02/15/18 (Canada)‡(a)	9,469,000	5,823,435
Mining — 2.7%
AuRico Gold, Inc., 7.75%, 04/01/20 (Canada)‡	3,960,000	3,663,000
IAMGOLD Corp., 6.75%, 10/01/20 (Canada)‡	10,751,000	8,151,408
Total Mining		11,814,408
Oil & Gas — 4.9%
CHC Helicopter SA, 9.38%, 06/01/21 (Canada)(a)	4,156,750	3,928,129
Connacher Oil And Gas Ltd., 8.50%, 08/01/19 (Canada)‡(a)	5,407,000	2,054,660
Lightstream Resources Ltd., 8.63%, 02/01/20 (Canada)‡	10,383,000	7,320,015
Teine Energy Ltd., 6.88%, 09/30/22 (Canada)‡	9,975,000	7,780,500
Total Oil & Gas		21,083,304
Pipelines — 0.7%
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp., 6.50%, 04/01/19‡(a)	3,835,000	2,905,013
Transportation — 2.9%
Global Ship Lease, Inc., 10.00%, 04/01/19 (Marshall Islands)‡	6,535,000	6,616,687
Navios Maritime Holdings, Inc./Navios Maritime Finance II US., Inc., 8.13%, 02/15/19 (Marshall Islands)(a)	6,603,000	5,843,655
Total Transportation		12,460,342
Total Foreign Bonds (Cost $68,752,964)		54,086,502

Investments	Shares/ Principal	Value
COMMON STOCKS — 10.7%
Commercial Services — 1.1%
Stonemor Partners LP	180,586	$4,653,701
Gas — 1.2%
Just Energy Group, Inc. (Canada)(a)	1,017,249	5,320,213
Oil & Gas — 5.9%
Calumet Specialty Products Partners LP	278,754	6,246,877
Canadian Oil Sands Ltd. (Canada)	576,430	5,163,372
Long Run Exploration Ltd. (Canada)(a)	2,836,765	3,687,794
Surge Energy, Inc. (Canada)	1,703,392	5,390,895
Twin Butte Energy Ltd. (Canada)(a)	7,308,980	5,062,200
Total Oil & Gas		25,551,138
Pipelines — 2.1%
Crestwood Midstream Partners LP	450,182	6,833,763
Niska Gas Storage Partners LLC, Class U	725,792	2,148,344
Total Pipelines		8,982,107
Retail — 0.4%
Ferrellgas Partners LP(a)	90,343	1,985,739
Total Common Stocks (Cost $89,400,485)		46,492,898
TERM LOANS — 18.9%
Agriculture — 1.3%
North Atlantic Trading Co., Inc., 7.75%, 01/13/20@	$5,909,933	5,813,956
North Atlantic Trading Co., Inc., 8.75%, 01/13/20@	12,313	12,112
Total Agriculture		5,826,068
Apparel — 1.4%
SK Spice Sarl, 9.50%, 09/30/18 (Luxembourg) @	5,876,226	5,832,154
Chemicals — 2.5%
American Pacific Corp., 7.00%, 02/27/19@	10,912,513	10,898,872
Food — 3.5%
Flavors Holdings, Inc., 6.75%, 10/07/20@	6,887,500	6,594,781
Shearer’s Foods LLC, 7.75%, 06/30/22@	8,931,000	8,741,217
Total Food		15,335,998
Forest Products & Paper — 1.8%
NewPage Corp., 9.50%, 02/11/21@	8,000,000	7,720,000

See accompanying Notes to Financial Statements.

ADVISORSHARES PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Investments	Principal	Value
TERM LOANS — (continued)
Healthcare – Services — 1.7%
Radnet Management, Inc., 8.00%, 03/25/21@	$7,300,000	$7,263,500
Oil & Gas — 1.7%
Osum Production Corp., 6.50%, 07/31/20 (Canada)@	8,977,500	7,406,438
Software — 1.7%
Greenway Medical Technologies, 9.25%, 11/04/21@	7,753,846	7,560,000
Telecommunications — 1.7%
Global Tel*Link Corp, 9.00%, 11/20/20@	7,375,000	7,239,779
Transportation — 1.6%
YRC Worldwide, Inc., 8.25%, 02/13/19@	6,867,657	6,824,769
Total Term Loans (Cost $84,382,612)		81,907,578
REPURCHASE AGREEMENTS — 22.5%(b)
Citibank NA, dated 12/31/14, due 01/02/15, 0.08%, total to be received $9,753,549, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.50%, 11/17/15 – 10/20/44, totaling $9,948,616)	9,753,527	9,753,527
Daiwa Capital Markets America, dated 12/31/14, due 01/02/15, 0.12%, total to be received $22,701,411, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.50%, 06/01/17 – 03/01/48, totaling $23,155,362)	22,701,335	22,701,335

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
HSBC Securities USA Inc., dated 12/31/14, due 01/02/15, 0.06%, total to be received $22,701,373, (collateralized by various U.S. Government Agency Obligations, 0.00% – 9.38%, 01/15/15 – 07/15/32, totaling $23,155,415)	$22,701,335	$22,701,335
Merrill Lynch Pierce Fenner & Smith Inc., dated 12/31/14, due 01/02/15, 0.07%, total to be received $19,677,557, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.00%, 06/01/17 – 12/20/44, totaling $20,071,069)	19,677,519	19,677,519
Mizuho Securities USA Inc., dated 12/31/14, due 01/02/15, 0.08%, total to be received $22,701,385, (collateralized by various U.S. Government Agency Obligations, 0.00% – 7.50%, 01/31/16 – 12/20/44, totaling $23,155,363)	22,701,335	22,701,335
Total Repurchase Agreements (Cost $97,535,051)		97,535,051
Total Investments — 121.3% (Cost $617,542,606)		525,939,776
Liabilities in Excess of Other Assets — (21.3%)		(92,377,124)
Net Assets — 100.0%		$433,562,652

LP — Limited Partnership

@	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2014.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $94,307,911; the aggregate market value of the collateral held by the fund is $97,535,051.
(b)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

December 31, 2014 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Advertising	4.3%
Agriculture	4.6
Apparel	1.4
Auto Manufacturers	0.5
Auto Parts & Equipment	2.2
Banks	2.0
Beverages	1.6
Chemicals	2.5
Coal	3.2
Commercial Services	5.8
Computers	1.3
Diversified Financial Services	1.7
Electrical Components & Equipment	2.1
Environmental Control	1.3
Food	7.1
Forest Products & Paper	3.6
Gas	1.2
Healthcare – Services	5.0
Leisure Time	1.1
Media	1.4
Metal Fabricate/Hardware	1.3
Mining	2.7
Oil & Gas	17.3
Oil & Gas Services	4.0
Pharmaceuticals	2.9
Pipelines	2.8
Retail	0.4
Software	1.7
Telecommunications	7.3
Transportation	4.5
Repurchase Agreements	22.5
Total Investments	121.3
Liabilities in Excess of Other Assets	(21.3)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES PRING TURNER BUSINESS CYCLE ETF
Schedule of Investments

December 31, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 55.1%
Banks — 4.8%
Royal Bank of Canada (Canada)	1,464	$101,119
Wells Fargo & Co.	2,099	115,067
Total Banks		216,186
Building Materials — 2.2%
Masco Corp.	3,850	97,020
Electric — 1.5%
MDU Resources Group, Inc.	2,894	68,009
Gas — 2.1%
Atmos Energy Corp.	1,700	94,758
Home Builders — 1.0%
Lennar Corp., Class A	989	44,317
Insurance — 7.7%
American International Group, Inc.	2,199	123,166
Aon PLC (United Kingdom)	1,352	128,210
Validus Holdings Ltd.	2,275	94,549
Total Insurance		345,925
Mining — 9.8%
Aluminum Corp. of China Ltd. (China)*(a)	8,750	100,800
Franco-Nevada Corp. (Canada)	2,068	101,725
Royal Gold, Inc.	1,685	105,650
Sandstorm Gold Ltd. (Canada)*	13,921	47,331
Stillwater Mining Co.*	5,862	86,406
Total Mining		441,912
Pipelines — 2.1%
Kinder Morgan, Inc.	2,239	94,732
Real Estate — 2.2%
WP Carey, Inc.	1,400	98,140
Real Estate Investment Trusts — 5.5%
Equity Residential	1,365	98,061
Essex Property Trust, Inc.	241	49,791
Senior Housing Properties Trust(b)	4,419	97,704
Total Real Estate Investment Trusts		245,556
Semiconductors — 3.6%
Intel Corp.	4,441	161,164
Software — 2.7%
Microsoft Corp.	2,623	121,838
Telecommunications — 7.1%
BCE, Inc. (Canada)	1,925	88,281
Cisco Systems, Inc.	4,632	128,839
Verizon Communications, Inc.	2,123	99,314
Total Telecommunications		316,434

Investments	Shares	Value
COMMON STOCKS (continued)
Transportation — 2.8%
Union Pacific Corp.	1,057	$125,920
Total Common Stocks (Cost $2,313,858)		2,471,911
EXCHANGE TRADED FUNDS — 32.8%
Debt Fund — 23.7%
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	2,823	73,031
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	2,791	72,259
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	2,782	72,193
iShares 20+ Year Treasury Bond ETF	739	93,055
iShares Core U.S. Aggregate Bond ETF	962	105,936
iShares Floating Rate Bond ETF	1,986	100,372
iShares iBoxx $ Investment Grade Corporate Bond ETF	888	106,036
iShares International Preferred Stock ETF	3,937	88,622
PIMCO Enhanced Short Maturity Active ETF	437	44,163
PowerShares Senior Loan Portfolio	4,495	108,015
Schwab U.S. Aggregate Bond ETF	2,030	106,291
SPDR Barclays Long Term Treasury ETF(b)	1,259	91,738
Total Debt Fund		1,061,711
Equity Fund — 9.1%
Guggenheim S&P 500 Equal Weight Consumer Staples ETF	1,030	107,615
Schwab U.S. Large-Cap ETF	2,200	107,910
SPDR S&P International Dividend ETF	2,015	84,670
SPDR S&P Retail ETF	1,130	108,491
Total Equity Fund		408,686
Total Exchange Traded Funds (Cost $1,487,613)		1,470,397
MONEY MARKET FUND — 12.7%
Dreyfus Government Cash Management — Investor Shares, 0.01%(c) (Cost $570,149)	570,149	570,149

See accompanying Notes to Financial Statements.

ADVISORSHARES PRING TURNER BUSINESS CYCLE ETF
Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENT — 4.2%(d)
Daiwa Capital Markets America, dated 12/31/14, due 01/02/15, 0.12%, total to be received $190,859, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.50%, 06/01/17 – 03/01/48, totaling $194,675) (Cost $190,858)	$190,858	$190,858
Total Investments — 104.8% (Cost $4,562,478)		4,703,315
Liabilities in Excess of Other Assets — (4.8)%		(217,065)
Net Assets — 100.0%		$4,486,250

ETF — Exchange Traded Fund

PLC — Public Limited Company

*	Non-income producing security.
(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $187,088; the aggregate market value of the collateral held by the fund is $190,858.
(c)	Rate shown reflects the 7-day yield as of December 31, 2014.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Banks	4.8%
Building Materials	2.2
Debt Fund	23.7
Electric	1.5
Equity Fund	9.1
Gas	2.1
Home Builders	1.0
Insurance	7.7
Mining	9.8
Pipelines	2.1
Real Estate	2.2
Real Estate Investment Trusts	5.5
Semiconductors	3.6
Software	2.7
Telecommunications	7.1
Transportation	2.8
Money Market Fund	12.7
Repurchase Agreements	4.2
Total Investments	104.8
Liabilities in Excess of Other Assets	(4.8)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES QAM EQUITY HEDGE ETF
Schedule of Investments

December 31, 2014 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED NOTES — 0.3%
Equity Fund — 0.3%
iPath MSCI India Index ETN*	181	$12,606
JPMorgan Alerian MLP Index ETN	263	12,085
Total Exchange Traded Notes (Cost $25,098)		24,691
EXCHANGE TRADED FUNDS — 89.6%
Commodity Fund — 2.0%
SPDR Gold Shares*	1,497	170,029
Currency Fund — 0.2%
WisdomTree Indian Rupee Strategy Fund*	927	19,222
Debt Fund — 26.9%
AdvisorShares Sage Core Reserves ETF†(a)	4,200	416,640
Guggenheim Enhanced Short Duration ETF(a)	8,346	416,632
iShares Short Treasury Bond ETF(a)	4,908	541,107
SPDR Barclays 1 – 3 Month T-Bill ETF*(a)	11,785	539,046
SPDR SSgA Ultra Short Term Bond ETF	8,669	346,587
Total Debt Fund		2,260,012
Equity Fund — 60.5%
EGShares India Consumer ETF	751	24,257
EGShares India Small Cap ETF	2,278	38,726
First Trust Dow Jones Internet Index Fund*	1,410	86,461
First Trust Europe AlphaDEX Fund	2,995	88,083
Global X Brazil Consumer ETF	2,400	33,384
Global X Brazil Financials ETF	1,007	8,671
Global X Brazil Mid Cap ETF	13,055	132,782
Global X MSCI Nigeria ETF	2,163	22,863
Guggenheim China Small Cap ETF	9,664	251,167
Guggenheim China Technology ETF	1,269	43,992
Guggenheim Raymond James SB-1 Equity ETF	1,433	50,141
Guggenheim S&P 500 Equal Weight Consumer Discretionary ETF	496	43,946
Guggenheim S&P 500 Equal Weight Energy ETF	579	39,158
Guggenheim S&P 500 Equal Weight ETF	5,906	472,775
Guggenheim S&P 500 Equal Weight Financials ETF	92	4,115
Guggenheim S&P 500 Equal Weight Healthcare ETF	101	14,400
Guggenheim S&P 500 Equal Weight Technology ETF	1,481	134,416

Investments	Shares	Value
EXCHANGE TRADED FUNDS (continued)
Equity Fund (continued)
Guggenheim S&P Midcap 400 Pure Growth ETF	316	$38,558
iShares Global Materials ETF	221	12,356
iShares Japan Large-Cap ETF	534	25,888
iShares MSCI EAFE ETF	2,147	130,623
iShares MSCI Emerging Markets ETF	324	12,730
iShares MSCI Emerging Markets Latin America ETF	258	9,352
iShares MSCI Europe Financials ETF	1,778	39,152
iShares MSCI Frontier 100 ETF	1,771	54,547
iShares MSCI Germany Small-Cap ETF, Class C	353	13,238
iShares MSCI Hong Kong Small-Cap ETF	1,794	47,611
iShares MSCI India Small-Cap ETF	341	11,472
iShares MSCI Poland Capped ETF	113	2,720
iShares MSCI South Africa ETF	80	5,186
iShares MSCI South Korea Capped ETF	139	7,687
iShares MSCI Taiwan ETF	1,326	20,036
iShares MSCI United Kingdom ETF	1,991	35,898
iShares MSCI United Kingdom Small-Cap ETF	1,608	60,284
iShares MSCI USA Momentum Factor ETF	5,420	368,831
iShares Nasdaq Biotechnology ETF	177	53,693
iShares North American Natural Resources ETF	5,610	214,975
iShares North American Tech-Software ETF	747	69,322
iShares Russell 1000 Growth ETF	3,158	301,936
iShares Russell 1000 Value ETF	2,440	254,736
iShares Russell 2000 Growth ETF	858	122,162
iShares U.S. Broker-Dealers ETF	1,873	79,883
iShares U.S. Medical Devices ETF	800	90,488
iShares U.S. Pharmaceuticals ETF	169	25,561
Market Vectors ChinaAMC A-Share ETF*	595	27,382
Market Vectors Egypt Index ETF	536	31,249
Market Vectors Global Alternative Energy ETF	447	24,129
Market Vectors Gulf States Index ETF	1,704	44,934
Market Vectors Indonesia Index ETF	1,415	34,370
Market Vectors Russia ETF	5,777	84,460
Market Vectors Russia Small-Cap ETF	1,969	39,085
Market Vectors Vietnam ETF	1,085	20,854

See accompanying Notes to Financial Statements.

ADVISORSHARES QAM EQUITY HEDGE ETF
Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS (continued)
Equity Fund (continued)
PowerShares DWA Healthcare Momentum Portfolio*	464	$25,191
PowerShares Dynamic Market Portfolio	1,535	113,375
PowerShares Fundamental Pure Small Growth Portfolio	13,738	339,327
PowerShares S&P SmallCap Financials Portfolio	765	32,199
SPDR EURO STOXX 50 ETF	455	16,771
SPDR Russell/Nomura Small Cap Japan ETF	3,057	146,537
SPDR S&P Emerging Markets SmallCap ETF	1,777	78,792
SPDR S&P Small Cap Emerging Asia Pacific ETF	1,513	58,727
Vanguard FTSE All World ex-US Small-Cap ETF	770	73,497
Vanguard REIT ETF	97	7,857
Vanguard Small-Cap ETF	1,922	224,221
WisdomTree Europe SmallCap Dividend Fund	583	30,007
Yorkville High Income Infrastructure MLP ETF	1,527	32,128
Total Equity Fund		5,083,354
Total Exchange Traded Funds (Cost $7,417,788)		7,532,617
MONEY MARKET FUND — 10.7%
JP Morgan Prime Money Market Fund – Institutional Class, 0.03%(b)(Cost $895,806)	895,806	895,806
Total Investments Before Securities Sold, Not Yet Purchased (Cost $8,338,692)		8,453,114
Securities Sold, Not Yet Purchased — (6.7)%
EXCHANGE TRADED FUNDS — (6.7)%
Currency Fund — (5.4)%
CurrencyShares British Pound Sterling Trust*	(1,104)	(168,978)
CurrencyShares Euro Trust*	(1,082)	(128,909)
CurrencyShares Japanese Yen Trust*	(1,932)	(156,898)
Total Currency Fund		(454,785)

Investments	Shares	Value
EXCHANGE TRADED FUNDS (continued)
Equity Fund — (1.3)%
iShares Core S&P Small-Cap ETF	(199)	$(22,698)
iShares Russell 2000 Value ETF	(826)	(83,988)
Total Equity Fund		(106,686)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(593,972)]		(561,471)
Total Investments — 93.9% (Cost $7,744,720)		7,891,643
Other Assets in Excess of Liabilities — 6.1%		510,775
Net Assets — 100.0%		$8,402,418

ETF — Exchange Traded Fund

ETN — Exchange Traded Note

*	Non-income producing security
†	Affiliated Company
(a)	All or a portion of this security has been segregated as collateral for open short positions. The aggregate market value of the collateral posted was $2,175,623, which includes cash in the amount of $586,611 as of December 31, 2014.
(b)	Rate shown reflects the 7-day yield as of December 31, 2014.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Commodity Fund	2.0%
Currency Fund	(5.2)
Debt Fund	26.9
Equity Fund	59.5
Money Market Fund	10.7
Total Investments	93.9
Other Assets in Excess of Liabilities	6.1
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES RANGER EQUITY BEAR ETF
Schedule of Investments

December 31, 2014 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUND — 22.1%
Debt Fund — 22.1%
AdvisorShares Sage Core Reserves ETF (Cost $29,997,150)	300,000	$29,760,000
MONEY MARKET FUNDS — 17.2%
Fidelity Institutional Money Market Government Portfolio — Class III, 0.01%(a)	20,743,749	20,743,749
Morgan Stanley Institutional Liquidity Funds — Government Portfolio, 0.04%(a)	2,500,000	2,500,000
Total Money Market Funds (Cost $23,243,749)		23,243,749
Total Investments Before Securities Sold, Not Yet Purchased (Cost $53,240,899)		53,003,749
Securities Sold, Not Yet Purchased — (98.8)%
COMMON STOCKS — (98.8)%
Apparel — (3.8)%
Michael Kors Holdings Ltd.*	(39,200)	(2,943,920)
Under Armour, Inc., Class A*	(32,000)	(2,172,800)
Total Apparel		(5,116,720)
Auto Parts & Equipment — (1.5)%
BorgWarner, Inc.	(37,300)	(2,049,635)
Banks — (8.4)%
Barclays PLC (United Kingdom)(b)	(150,000)	(2,251,500)
Comerica, Inc.	(43,400)	(2,032,856)
Credit Suisse Group AG (Switzerland)*(b)	(80,000)	(2,006,400)
Deutsche Bank AG (Germany)	(67,000)	(2,011,340)
TCF Financial Corp.	(195,000)	(3,098,550)
Total Banks		(11,400,646)
Building Materials — (1.6)%
Eagle Materials, Inc.	(29,000)	(2,204,870)
Chemicals — (5.9)%
Ecolab, Inc.	(28,300)	(2,957,916)
FMC Corp.	(45,000)	(2,566,350)
Monsanto Co.	(20,500)	(2,449,135)
Total Chemicals		(7,973,401)
Commercial Services — (3.0)%
Equifax, Inc.	(18,000)	(1,455,660)
Western Union Co. (The)	(147,000)	(2,632,770)
Total Commercial Services		(4,088,430)
Computers — (4.1)%
3D Systems Corp.*	(95,000)	(3,122,650)
International Business Machines Corp.	(14,800)	(2,374,512)
Total Computers		(5,497,162)

Investments	Shares	Value
COMMON STOCKS (continued)
Distribution/Wholesale — (5.6)%
Fastenal Co.	(51,700)	$(2,458,852)
Fossil Group, Inc.*	(14,400)	(1,594,656)
LKQ Corp.*	(74,000)	(2,080,880)
United Stationers, Inc.	(35,000)	(1,475,600)
Total Distribution/Wholesale		(7,609,988)
Electrical Components & Equipment — (2.6)%
AMETEK, Inc.	(67,000)	(3,526,210)
Entertainment — (1.6)%
Carmike Cinemas, Inc.*	(81,300)	(2,135,751)
Food — (0.9)%
Darling Ingredients, Inc.*	(65,000)	(1,180,400)
Forest Products & Paper — (0.7)%
MeadWestvaco Corp.	(22,000)	(976,580)
Hand/Machine Tools — (1.5)%
Kennametal, Inc.	(55,000)	(1,968,450)
Home Builders — (1.9)%
Winnebago Industries, Inc.	(117,000)	(2,545,920)
Internet — (20.1)%
Amazon.com, Inc.*	(9,300)	(2,886,255)
Facebook, Inc., Class A*	(34,400)	(2,683,888)
Google, Inc., Class C*	(7,650)	(4,026,960)
LinkedIn Corp., Class A*	(10,500)	(2,411,955)
Netflix, Inc.*	(11,150)	(3,808,951)
Priceline Group, Inc. (The)*	(2,650)	(3,021,557)
TripAdvisor, Inc.*	(40,200)	(3,001,332)
Yelp, Inc.*	(43,000)	(2,353,390)
Zillow, Inc., Class A*	(28,000)	(2,964,920)
Total Internet		(27,159,208)
Leisure Time — (1.7)%
Harley-Davidson, Inc.	(34,000)	(2,240,940)
Machinery – Diversified — (1.4)%
AGCO Corp.	(42,800)	(1,934,560)
Media — (4.1)%
Nexstar Broadcasting Group, Inc., Class A	(37,100)	(1,921,409)
Nielsen N.V.	(80,900)	(3,618,657)
Total Media		(5,540,066)
Metal Fabricate/Hardware — (2.1)%
Precision Castparts Corp.	(11,900)	(2,866,472)
Oil & Gas — (5.5)%
Cheniere Energy, Inc.*	(34,500)	(2,428,800)
Range Resources Corp.	(39,000)	(2,084,550)
Suncor Energy, Inc. (Canada)	(90,400)	(2,872,912)
Total Oil & Gas		(7,386,262)

See accompanying Notes to Financial Statements.

ADVISORSHARES RANGER EQUITY BEAR ETF
Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Oil & Gas Services — (3.9)%
Dril-Quip, Inc.*	(39,800)	$(3,053,854)
Flotek Industries, Inc.*	(115,000)	(2,153,950)
Total Oil & Gas Services		(5,207,804)
Pipelines — (1.4)%
Spectra Energy Corp.	(54,000)	(1,960,200)
Retail — (2.1)%
Kohl's Corp.	(46,400)	(2,832,256)
Semiconductors — (4.3)%
Cree, Inc.*	(101,200)	(3,260,664)
Linear Technology Corp.	(55,000)	(2,508,000)
Total Semiconductors		(5,768,664)
Software — (6.5)%
Constant Contact, Inc.*	(79,500)	(2,917,650)
PROS Holdings, Inc.*	(98,000)	(2,693,040)
VMware, Inc., Class A*	(38,000)	(3,135,760)
Total Software		(8,746,450)
Telecommunications — (1.2)%
Ubiquiti Networks, Inc.	(53,000)	(1,570,920)
Transportation — (1.4)%
Roadrunner Transportation Systems, Inc.*	(80,300)	(1,875,005)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(137,260,296)]		(133,362,970)
Total Investments — (59.5)% [(Cost $(84,019,397)]		(80,359,221)
Other Assets in Excess of Liabilities — 159.5%		215,380,196
Net Assets — 100.0%		$135,020,975

ETF — Exchange Traded Fund

PLC — Public Limited Company

†	Affiliated Company.
*	Non-income producing security.
(a)	Rate shown reflects the 7-day yield as of December 31, 2014.
(b)	American Depositary Receipt.

Cash of $137,214,186 has been segregated to cover margin requirement for open short sales as of December 31, 2014.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Apparel	(3.8)%
Auto Parts & Equipment	(1.5)
Banks	(8.4)
Building Materials	(1.6)
Chemicals	(5.9)
Commercial Services	(3.0)
Computers	(4.1)
Debt Fund	22.1
Distribution/Wholesale	(5.6)
Electrical Components & Equipment	(2.6)
Entertainment	(1.6)
Food	(0.9)
Forest Products & Paper	(0.7)
Hand/Machine Tools	(1.5)
Home Builders	(1.9)
Internet	(20.1)
Leisure Time	(1.7)
Machinery – Diversified	(1.4)
Media	(4.1)
Metal Fabricate/Hardware	(2.1)
Oil & Gas	(5.5)
Oil & Gas Services	(3.9)
Pipelines	(1.4)
Retail	(2.1)
Semiconductors	(4.3)
Software	(6.5)
Telecommunications	(1.2)
Transportation	(1.4)
Money Market Funds	17.2
Total Investments	(59.5)
Other Assets in Excess of Liabilities	159.5
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES SAGE CORE RESERVES ETF
Schedule of Investments

December 31, 2014 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS — 41.2%
Banks — 9.2%
Bank of America Corp., 1.07%, 03/22/16@	$410,000	$411,779
Bank of America Corp., 4.13%, 01/22/24	300,000	315,403
Bank of New York Mellon Corp. (The), 3.10%, 01/15/15	135,000	135,095
Capital One Financial Corp., 1.00%, 11/06/15	400,000	399,702
Citigroup, Inc., 4.88%, 05/07/15	220,000	222,937
Citigroup, Inc., 1.05%, 04/01/16@	375,000	376,431
First Horizon National Corp., 5.38%, 12/15/15	325,000	336,550
Goldman Sachs Group, Inc. (The), 4.00%, 03/03/24	370,000	384,557
JPMorgan Chase & Co., 0.80%, 04/23/15	375,000	375,174
Morgan Stanley, 5.38%, 10/15/15	340,000	351,743
US Bancorp, 3.15%, 03/04/15	100,000	100,493
Total Banks		3,409,864
Chemicals — 1.0%
EI du Pont de Nemours & Co., 3.25%, 01/15/15	365,000	365,242
Computers — 1.0%
Hewlett-Packard Co., 2.13%, 09/13/15	365,000	367,928
Diversified Financial Services — 3.3%
American Express Credit Corp., 0.74%, 07/29/16@	525,000	527,172
Ford Motor Credit Co. LLC, 3.88%, 01/15/15	315,000	315,240
Jefferies Group LLC, 3.88%, 11/09/15	375,000	383,004
Total Diversified Financial Services		1,225,416
Electric — 1.7%
Exelon Corp., 4.90%, 06/15/15	384,000	390,910
Georgia Power Co., 0.56%, 03/15/16@	241,000	240,826
Total Electric		631,736
Food — 3.9%
ConAgra Foods, Inc., 1.35%, 09/10/15	370,000	371,555
Kraft Foods Group, Inc., 1.63%, 06/04/15	370,000	371,615
Kroger Co. (The), 4.95%, 01/15/15	360,000	360,425
Mondelez International, Inc., 4.13%, 02/09/16	355,000	368,288
Total Food		1,471,883

Investments	Principal	Value
CORPORATE BONDS (continued)
Household Products/Wares — 1.0%
Clorox Co. (The), 3.55%, 11/01/15	$365,000	$373,362
Insurance — 2.5%
Genworth Holdings, Inc., 4.80%, 02/15/24(d)	360,000	293,876
MetLife, Inc., 5.00%, 06/15/15	275,000	280,315
Prudential Financial, Inc., 3.88%, 01/14/15	175,000	175,204
Prudential Financial, Inc., 4.75%, 09/17/15	180,000	184,734
Total Insurance		934,129
Media — 4.9%
Comcast Corp., 6.50%, 01/15/15	372,000	372,856
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.55%, 03/15/15	360,000	362,155
Discovery Communications LLC, 3.70%, 06/01/15	355,000	359,075
Time Warner, Inc., 3.15%, 07/15/15	365,000	370,150
Viacom, Inc., 1.25%, 02/27/15	370,000	370,341
Total Media		1,834,577
Oil & Gas — 3.0%
Ensco PLC, 3.25%, 03/15/16	350,000	356,504
Phillips 66, 1.95%, 03/05/15	370,000	370,951
Valero Energy Corp., 4.50%, 02/01/15	385,000	385,806
Total Oil & Gas		1,113,261
Pharmaceuticals — 2.1%
AbbVie, Inc., 1.20%, 11/06/15	370,000	371,164
Express Scripts Holding Co., 2.10%, 02/12/15	425,000	425,532
Total Pharmaceuticals		796,696
Pipelines — 0.9%
Enterprise Products Operating LLC, Series I, 5.00%, 03/01/15	350,000	352,275
Retail — 1.9%
CVS Health Corp., 1.20%, 12/05/16	225,000	225,729
Walgreen Co., 1.00%, 03/13/15	470,000	470,458
Total Retail		696,187
Savings & Loans — 1.0%
Santander Holdings USA, Inc., 3.00%, 09/24/15	365,000	369,440
Telecommunications — 1.8%
AT&T, Inc., 2.50%, 08/15/15	368,000	372,029

See accompanying Notes to Financial Statements.

ADVISORSHARES SAGE CORE RESERVES ETF
Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Telecommunications (continued)
Verizon Communications, Inc., 2.50%, 09/15/16	$279,000	$285,305
Total Telecommunications		657,334
Transportation — 1.0%
Ryder System, Inc., 3.60%, 03/01/16	355,000	365,496
Trucking & Leasing — 1.0%
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.13%, 05/11/15‡	370,000	373,029
Total Corporate Bonds (Cost $15,412,160)		15,337,855
FOREIGN BONDS — 12.0%
Banks — 2.9%
Bank of Nova Scotia, 1.85%, 01/12/15 (Canada)	320,000	320,072
Export-Import Bank of Korea, 5.88%, 01/14/15 (South Korea)	310,000	310,370
Royal Bank of Canada, Series G, 0.44%, 04/29/15 (Canada)@	100,000	100,072
Royal Bank of Canada, Series G, 0.70%, 09/09/16 (Canada)@	350,000	351,435
Total Banks		1,081,949
Beverages — 1.2%
Anheuser-Busch InBev Finance, Inc., 0.42%, 01/27/17 (Belgium)@	450,000	448,844
Chemicals — 1.0%
Potash Corp. of Saskatchewan, Inc., 3.75%, 09/30/15 (Canada)	355,000	362,935
Diversified Financial Services — 0.9%
Nomura Holdings, Inc., 5.00%, 03/04/15 (Japan)	250,000	251,796
Nomura Holdings, Inc., 1.69%, 09/13/16 (Japan)@	100,000	101,488
Total Diversified Financial Services		353,284
Mining — 2.0%
Barrick Gold Corp., 2.90%, 05/30/16 (Canada)	355,000	360,298
BHP Billiton Finance USA Ltd., 1.00%, 02/24/15 (Australia)	370,000	370,214
Total Mining		730,512
Oil & Gas — 3.0%
BP Capital Markets PLC, 0.70%, 11/06/15 (United Kingdom)	375,000	375,167
Petroleos Mexicanos, 3.50%, 01/30/23 (Mexico)	385,000	369,215

Investments	Principal	Value
FOREIGN BONDS (continued)
Oil & Gas (continued)
Talisman Energy, Inc., 5.13%, 05/15/15 (Canada)	$365,000	$370,507
Total Oil & Gas		1,114,889
Telecommunications — 1.0%
Vodafone Group PLC, 1.63%, 03/20/17 (United Kingdom)	370,000	370,030
Total Foreign Bonds (Cost $4,475,220)		4,462,443
ASSET BACKED SECURITIES — 13.2%
Diversified Financial Services — 13.2%
Ally Auto Receivables Trust, Class A3, Series 2012-2, 0.74%, 04/15/16	15,027	15,031
Ally Auto Receivables Trust, Class A3, Series 2012-5, 0.62%, 03/15/17	190,624	190,637
American Express Credit Account Master Trust, Class A, Series 2013-2, 0.58%, 05/17/21@	300,000	300,939
AmeriCredit Automobile Receivables Trust, Class A3, Series 2012-3, 0.96%, 01/09/17	24,247	24,257
AmeriCredit Automobile Receivables Trust, Class A2B, Series 2013-5, 0.55%, 03/08/17@	88,831	88,855
BA Credit Card Trust, Class A11, Series 2007-A11, 0.24%, 12/15/19@	295,000	293,641
BMW Vehicle Owner Trust, Class A2, Series 2013-A, 0.41%, 02/25/16	18,479	18,480
Capital One Multi-Asset Execution Trust, Class A5, Series 2007-A5, 0.21%, 07/15/20@	525,000	521,412
CarMax Auto Owner Trust, Class A3, Series 2012-1, 0.89%, 09/15/16	91,002	91,078
CarMax Auto Owner Trust, Class B, Series 2011-1, 2.63%, 11/15/16	230,000	230,874
CarMax Auto Owner Trust, Class A2, Series 2013-4, 0.52%, 11/15/16	143,758	143,787
CarMax Auto Owner Trust, Class A3, Series 2012-3, 0.52%, 07/17/17	195,387	195,246
Citibank Credit Card Issuance Trust, Class A2, Series 2013-A2, 0.45%, 05/26/20@	600,000	599,527
Fifth Third Auto Trust, Class A2, Series 2013-1, 0.59%, 03/15/16	48,094	48,098

See accompanying Notes to Financial Statements.

ADVISORSHARES SAGE CORE RESERVES ETF
Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Fifth Third Auto Trust, Class A3, Series 2013-A, 0.61%, 09/15/17	$185,000	$185,028
First National Master Note Trust, Class A, Series 2013-2, 0.69%, 10/15/19@	325,000	325,629
GE Equipment Midticket LLC, Class A3, Series 2012-1, 0.60%, 05/23/16	102,414	102,408
Huntington Auto Trust, Class A3, Series 2012-2, 0.51%, 04/17/17	211,507	211,506
Hyundai Auto Receivables Trust, Class A2, Series 2013-B, 0.53%, 03/15/16	10,315	10,316
Hyundai Auto Receivables Trust, Class A2, Series 2014-B, 0.44%, 02/15/17	320,076	319,900
Nissan Auto Receivables Owner Trust, Class A3, Series 2012-B, 0.46%, 10/17/16	138,860	138,854
Nissan Auto Receivables Owner Trust, Class A3, Series 2013-C, 0.67%, 08/15/18	245,000	244,474
Toyota Auto Receivables Owner Trust, Class A3, Series 2013-B, 0.89%, 07/17/17	275,000	275,565
World Omni Auto Receivables Trust, Class A3, Series 2012-A, 0.64%, 02/15/17	121,720	121,776
World Omni Automobile Lease Securitization Trust, Class A2B, Series 2013-A, 0.48%, 05/16/16@	192,297	192,291
Total Asset Backed Securities (Cost $4,891,353)		4,889,609
MORTGAGE BACKED SECURITIES — 22.7%
Commercial Mortgage Backed Securities — 22.7%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Class A5, Series 2005-2, 4.86%, 07/10/43@	174,986	175,714
Banc of America Merrill Lynch Commercial Mortgage, Inc., Class A4, Series 2005-5, 5.12%, 10/10/45@	417,153	424,395
Banc of America Merrill Lynch Commercial Mortgage, Inc., Class A4, Series 2005-6, 5.15%, 09/10/47@	318,688	325,415
Bear Stearns Commercial Mortgage Securities Trust, Class A4A, Series 2005-T20, 5.14%, 10/12/42@	338,135	343,988
CD Commercial Mortgage Trust, Class A4, Series 2005-CD1, 5.23%, 07/15/44@	308,852	313,963

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Commercial Mortgage Backed Securities (continued)
Citigroup Commercial Mortgage Trust, Class AM, Series 2005-C3, 4.83%, 05/15/43@	$80,000	$80,236
Credit Suisse First Boston Mortgage Securities Corp., Class A4, Series 2005-C3, 4.69%, 07/15/37	341,279	342,924
Credit Suisse First Boston Mortgage Securities Corp., Class A5, Series 2005-C4, 5.10%, 08/15/38@	145,987	147,021
Credit Suisse First Boston Mortgage Securities Corp., Class AJ, Series 2005-C6, 5.23%, 12/15/40@	255,000	261,576
DBRR Trust, Class A, Series 2013-EZ3, 1.64%, 12/18/49@‡	364,156	366,034
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2014-C03, 1.37%, 07/25/24@	332,609	329,646
GE Capital Commercial Mortgage Corp., Class A4, Series 2005-C2, 4.98%, 05/10/43@	210,493	210,916
GS Mortgage Securities Corp. II, Class A4A, Series 2005-GG4, 4.75%, 07/10/39	235,594	235,876
GS Mortgage Securities Trust, Class AM, Series 2006-GG6, 5.55%, 04/10/38@	350,000	363,691
GS Mortgage Securities Trust, Class A2, Series 2011-GC3, 3.65%, 03/10/44‡	373,293	382,375
JPMorgan Chase Commercial Mortgage Securities Trust, Class B, Series 2004-C3, 4.96%, 01/15/42@	56,386	56,376
JPMorgan Chase Commercial Mortgage Securities Trust, Class A4, Series 2005-LDP2, 4.74%, 07/15/42	335,000	335,677
LB-UBS Commercial Mortgage Trust, Class A4, Series 2005-C7, 5.20%, 11/15/30@	318,129	322,027
LB-UBS Commercial Mortgage Trust, Class AJ, Series 2005-C3, 4.84%, 07/15/40	305,000	307,856
Merrill Lynch Mortgage Trust, Class AM, Series 2005-CKI1, 5.29%, 11/12/37@	500,000	513,588
Merrill Lynch Mortgage Trust, Class A4, Series 2006-C1, 5.69%, 05/12/39@	415,000	433,182
Morgan Stanley Capital I Trust, Class A4A, Series 2005-HQ6, 4.99%, 08/13/42	280,423	281,179

See accompanying Notes to Financial Statements.

ADVISORSHARES SAGE CORE RESERVES ETF
Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Investments	Principal/ Shares	Value
MORTGAGE BACKED SECURITIES (continued)
Commercial Mortgage Backed Securities (continued)
Morgan Stanley Capital I Trust, Class A4A, Series 2005-T19, 4.89%, 06/12/47	$264,219	$266,529
Morgan Stanley Capital I Trust, Class A4, Series 2006-T21, 5.16%, 10/12/52@	345,000	353,872
Wachovia Bank Commercial Mortgage Trust, Class A7, Series 2005-C20, 5.12%, 07/15/42@	374,634	377,898
Wachovia Bank Commercial Mortgage Trust, Class AMFX, Series 2005-C20, 5.18%, 07/15/42@	295,000	301,330
Wachovia Bank Commercial Mortgage Trust, Class A4, Series 2005-C21, 5.24%, 10/15/44@	330,502	336,789
Wachovia Bank Commercial Mortgage Trust, Class A4FL, Series 2006-C28, 0.31%, 10/15/48@‡	263,263	261,520
Total Mortgage Backed Securities (Cost $8,539,107)		8,451,593
MUNICIPAL BOND — 1.6%
State of California, Ad Valorem Property Tax GO, 5.45%, 04/01/15 (Cost $586,945)	580,000	587,105
U.S. TREASURY NOTE — 5.0%
U.S. Treasury Note, 0.25%, 09/15/15 (Cost $1,860,144)	1,860,000	1,861,162
U.S. TREASURY BILL — 0.5%
U.S. Treasury Bill, 0.03%, 03/12/15(a) (Cost $199,990)	200,000	199,992
MONEY MARKET FUND — 3.2%
JP Morgan US Government Money Market Fund – Institutional Class, 0.01%(b) (Cost $1,192,992)	1,192,992	1,192,992

Investments	Principal	Value
REPURCHASE AGREEMENTS — 0.8%(e)
Daiwa Capital Markets America, dated 12/31/14, due 01/02/15, 0.12%, total to be received $250,001, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 06/01/17 – 03/01/48, totaling $255,000)	$250,000	$250,000
Royal Bank Of Scotland PLC, dated 12/31/14, due 01/02/15, 0.07%, total to be received $40,707, (collateralized by various U.S. Government Agency Obligations, 0.25% – 3.25%, 01/15/15 – 05/15/23, totaling $41,521)	40,707	40,707
Total Repurchase Agreements (Cost $290,707)		290,707
Total Investments — 100.2% (Cost $37,448,618)		37,273,458
Liabilities in Excess of Other Assets — (0.2%)		(71,853)
Net Assets — 100.0%		$37,201,605

GO — General Obligation

LP — Limited Partnership

PLC — Public Limited Company

@	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2014.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Interest rate shown reflects the discount rate at time of purchase.
(b)	Rate shown reflects the 7-day yield as of December 31, 2014.
(c)	The amount represents fair value of derivative instruments subject to interest rate risk exposure as of December 31, 2014.
(d)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $283,129; the aggregate market value of the collateral held by the fund is $290,707.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

Cash posted as collateral to broker for futures contracts was $19,576 at December 31, 2014.

Futures contracts outstanding as of December 31, 2014:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at December 31, 2014	Unrealized Depreciation(c)
10-Year U.S. Treasury Note	Jefferies & Company Inc.	March 2015	(13)	$(1,633,570)	$(1,648,359)	$(14,789)

See accompanying Notes to Financial Statements.

ADVISORSHARES SAGE CORE RESERVES ETF
Schedule of Investments (continued)

December 31, 2014 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Banks	12.1%
Beverages	1.2
Chemicals	2.0
Commercial Mortgage Backed Securities	22.7
Computers	1.0
Diversified Financial Services	17.4
Electric	1.7
Food	3.9
Household Products/Wares	1.0
Insurance	2.5
Media	4.9
Mining	2.0
Municipal Bond	1.6
Oil & Gas	6.0
Pharmaceuticals	2.1
Pipelines	0.9
Retail	1.9
Savings & Loans	1.0
Telecommunications	2.8
Transportation	1.0
Trucking & Leasing	1.0
U.S. Treasury Bill	0.5
U.S. Treasury Note	5.0
Money Market Fund	3.2
Repurchase Agreements	0.8
Total Investments	100.2
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF
Schedule of Investments

December 31, 2014 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 89.3%
Debt Fund — 18.9%
AdvisorShares Sage Core Reserves ETF†	2,500	$248,000
iShares 1 – 3 Year Credit Bond ETF	9,301	978,279
iShares Barclays 20+ Year Treasury Bond ETF	228	28,710
iShares iBoxx $ High Yield Corporate Bond ETF	15,201	1,362,009
iShares JPMorgan USD Emerging Markets Bond ETF	12,308	1,350,311
SPDR Barclays International Corporate Bond ETF	30,000	1,031,100
Total Debt Fund		4,998,409
Equity Fund — 70.4%
Consumer Discretionary Select Sector SPDR Fund	3,989	287,806
Consumer Staples Select Sector SPDR Fund	16,474	798,824
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	1,366	36,882
Energy Select Sector SPDR Fund	8,075	639,217
Financial Select Sector SPDR Fund	50,817	1,256,704
Health Care Select Sector SPDR Fund	12,414	848,869
Industrial Select Sector SPDR Fund	7,251	410,189
iShares Core S&P Mid-Cap ETF	2,527	365,910
iShares MSCI EAFE ETF	9,903	602,499
iShares MSCI Emerging Markets ETF	31,480	1,236,849
Materials Select Sector SPDR Fund	3,699	179,697
SPDR S&P 500 ETF Trust	51,580	10,599,690
Technology Select Sector SPDR Fund	13,410	554,504
Utilities Select Sector SPDR Fund	5,357	252,958
Vanguard FTSE Developed Markets ETF	15,000	568,200
Total Equity Fund		18,638,798
Total Exchange Traded Funds (Cost $22,020,888)		23,637,207
COMMON STOCKS — 2.5%
Apparel — 1.3%
Hanesbrands, Inc.	1,643	183,392
VF Corp.	2,130	159,537
Total Apparel		342,929
Computers — 0.6%
Apple, Inc.	1,485	163,914

Investments	Shares	Value
COMMON STOCKS (continued)
Insurance — 0.6%
Travelers Cos., Inc. (The)	1,488	$157,505
Total Common Stocks (Cost $516,240)		664,348
MONEY MARKET FUND — 5.6%
BlackRock Liquidity Funds-T- Fund Portfolio — Institutional Class, 0.03%(a) (Cost $1,495,325)	1,495,325	1,495,325
Total Investments Before Written Options — 97.4% (Cost $24,032,453)		25,796,880
WRITTEN CALL OPTIONS — (0.2)%
Energy Select Sector SPDR Fund Option expiring 01/17/15, Strike Price $88.00	(35)	(140)
Health Care Select Sector SPDR Fund Option expiring 01/17/15, Strike Price $70.00	(28)	(966)
iShares iBoxx $ High Yield Corporate Bond ETF Option expiring 01/17/15, Strike Price $90.50	(52)	(2,080)
iShares MSCI EAFE ETF Option expiring 01/17/15, Strike Price $65.00	(85)	(255)
iShares MSCI Emerging Markets ETF Option expiring 01/17/15, Strike Price $40.00	(80)	(2,520)
SPDR S&P 500 ETF Trust Option expiring 01/17/15, Strike Price $206.00	(235)	(54,990)
Total Written Options — (0.2)% [Premiums Received $(68,759)]		(60,951)
Total Investments — 97.2% (Cost $23,963,694)		25,735,929
Other Assets in Excess of Liabilities — 2.8%		737,993
Net Assets — 100.0%		$26,473,922

ETF — Exchange Traded Fund

†	Affiliated Company.
(a)	Rate shown reflects the 7-day yield as of December 31, 2014.

Cash of $690,431 has been segregated to cover margin requirement for written options as of December 31, 2014.

See accompanying Notes to Financial Statements.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF
Schedule of Investments (continued)

December 31, 2014 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Debt Fund	18.9%
Equity Fund	70.4
Apparel	1.3
Computers	0.6
Insurance	0.6
Money Market Fund	5.6
Written Call Options	(0.2)
Total Investments	97.2
Other Assets in Excess of Liabilities	2.8
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES SUNRISE GLOBAL MULTI-STRATEGY ETF
Schedule of Investments

December 31, 2014 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 79.9%
Debt Fund — 0.9%
iShares 7 – 10 Year Treasury Bond ETF	224	$23,742
Equity Fund — 79.0%
Consumer Discretionary Select Sector SPDR Fund	1,289	93,001
Consumer Staples Select Sector SPDR Fund	13,509	655,052
Financial Select Sector SPDR Fund	14,448	357,299
Health Care Select Sector SPDR Fund	2,210	151,120
Technology Select Sector SPDR Fund	8,040	332,454
Utilities Select Sector SPDR Fund	7,329	346,075
Total Equity Fund		1,935,001
Total Exchange Traded Funds (Cost $1,849,004)		1,958,743

Investments	Shares	Value
MONEY MARKET FUND — 12.2%
Goldman Sachs Financial Square Funds – Treasury Instruments Fund, 0.07%(a) (Cost $298,180)	298,180	$298,180
Total Investments — 92.1% (Cost $2,147,184)		2,256,923
Other Assets in Excess of Liabilities — 7.9%		193,310
Net Assets — 100.0%		$2,450,233

ETF — Exchange Traded Fund

(a)	Rate shown reflects the 7-day yield as of December 31, 2014.

Cash posted as collateral from broker for futures contracts was $234,434 at December 31, 2014.

Futures contracts outstanding as of December 31, 2014:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at December 31, 2014	Unrealized Appreciation†
Australian Dollar Futures	JP Morgan	March 2015	(9)	$(731,977)	$(730,980)	$997
OMX30 Index Futures	JP Morgan	January 2015	2	35,899	37,473	1,574
U.S Treasury Long Bond Futures	JP Morgan	March 2015	1	140,877	144,563	3,686
						$6,257

†	The amount represents fair value of derivative instruments subject to commodity and foreign currency risk exposure as of December 31, 2014.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Debt Fund	0.9%
Equity Fund	79.0
Money Market Fund	12.2
Total Investments	92.1
Other Assets in Excess of Liabilities	7.9
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRIMTABS FLOAT SHRINK ETF
Schedule of Investments

December 31, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 100.2%
Aerospace/Defense — 3.0%
Boeing Co. (The)	13,552	$1,761,489
General Dynamics Corp.	12,084	1,663,000
Lockheed Martin Corp.	9,091	1,750,654
Total Aerospace/Defense		5,175,143
Agriculture — 0.9%
Philip Morris International, Inc.	19,421	1,581,840
Airlines — 1.1%
Southwest Airlines Co.	43,441	1,838,423
Apparel — 1.0%
NIKE, Inc., Class B	17,912	1,722,239
Beverages — 1.0%
Dr Pepper Snapple Group, Inc.	24,366	1,746,555
Biotechnology — 1.0%
Biogen Idec, Inc.*	5,316	1,804,516
Chemicals — 3.0%
LyondellBasell Industries N.V., Class A	19,518	1,549,534
NewMarket Corp.	4,320	1,743,250
Sherwin-Williams Co. (The)	7,231	1,902,042
Total Chemicals		5,194,826
Commercial Services — 9.0%
Cintas Corp.	23,866	1,872,049
Gartner, Inc.*	20,027	1,686,474
Graham Holdings Co., Class B	2,178	1,881,160
MasterCard, Inc., Class A	20,197	1,740,173
Moody's Corp.	16,638	1,594,087
Robert Half International, Inc.	29,876	1,744,161
Towers Watson & Co., Class A	15,027	1,700,606
Verisk Analytics, Inc., Class A*	27,039	1,731,848
Western Union Co. (The)	92,907	1,663,964
Total Commercial Services		15,614,522
Computers — 4.9%
Apple, Inc.	15,399	1,699,742
DST Systems, Inc.	17,259	1,624,935
Jack Henry & Associates, Inc.	28,085	1,745,202
NetApp, Inc.	39,639	1,643,036
Western Digital Corp.	16,844	1,864,631
Total Computers		8,577,546
Cosmetics/Personal Care — 1.0%
Estee Lauder Cos., Inc. (The), Class A	23,566	1,795,729

Investments	Shares	Value
COMMON STOCKS (continued)
Diversified Financial Services — 3.0%
American Express Co.	18,747	$1,744,221
Discover Financial Services	25,923	1,697,697
T. Rowe Price Group, Inc.	20,596	1,768,373
Total Diversified Financial Services		5,210,291
Electric — 0.9%
Calpine Corp.*	71,141	1,574,350
Electronics — 5.1%
Amphenol Corp., Class A	33,347	1,794,402
Corning, Inc.	82,565	1,893,216
Mettler-Toledo International, Inc.*	5,974	1,806,896
Tyco International PLC	39,384	1,727,382
Waters Corp.*	15,097	1,701,734
Total Electronics		8,923,630
Environmental Control — 1.0%
Republic Services, Inc.	41,495	1,670,174
Food — 1.0%
Kellogg Co.	26,041	1,704,123
Healthcare – Products — 3.9%
Align Technology, Inc.*	31,735	1,774,304
IDEXX Laboratories, Inc.*	11,164	1,655,286
Intuitive Surgical, Inc.*	3,329	1,760,841
QIAGEN N.V.*	71,443	1,676,053
Total Healthcare - Products		6,866,484
Healthcare – Services — 3.1%
Aetna, Inc.	20,235	1,797,475
Anthem, Inc.	13,336	1,675,935
Health Net, Inc.*	35,138	1,880,937
Total Healthcare – Services		5,354,347
Housewares — 1.0%
Scotts Miracle-Gro Co. (The), Class A	28,140	1,753,685
Insurance — 9.9%
Aflac, Inc.	27,874	1,702,823
Allstate Corp. (The)	25,551	1,794,958
Arch Capital Group Ltd.*	29,876	1,765,672
Chubb Corp. (The)	16,832	1,741,607
Everest Re Group Ltd.	10,028	1,707,768
HCC Insurance Holdings, Inc.	32,479	1,738,276
PartnerRe Ltd.	14,849	1,694,716
RenaissanceRe Holdings Ltd.(a)	16,887	1,641,754
Torchmark Corp.	32,038	1,735,499
Travelers Cos., Inc. (The)	16,639	1,761,238
Total Insurance		17,284,311

See accompanying Notes to Financial Statements.

ADVISORSHARES TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Internet — 1.0%
Liberty Interactive Corp., Class A*	61,599	$1,812,243
Lodging — 5.0%
Hyatt Hotels Corp., Class A*	28,105	1,692,202
Las Vegas Sands Corp.	27,580	1,604,053
Marriott International, Inc., Class A	22,149	1,728,287
Starwood Hotels & Resorts Worldwide, Inc.	21,901	1,775,514
Wyndham Worldwide Corp.	21,470	1,841,267
Total Lodging		8,641,323
Machinery – Construction & Mining — 0.9%
Caterpillar, Inc.	16,584	1,517,933
Media — 5.1%
FactSet Research Systems, Inc.	12,438	1,750,648
Scripps Networks Interactive, Inc., Class A	23,073	1,736,705
Sirius XM Holdings, Inc.*	476,408	1,667,428
Time Warner, Inc.	21,860	1,867,281
Twenty-First Century Fox, Inc., Class A	49,246	1,891,293
Total Media		8,913,355
Miscellaneous Manufacturing — 2.0%
3M Co.	10,841	1,781,393
Illinois Tool Works, Inc.	18,369	1,739,544
Total Miscellaneous Manufacturing		3,520,937
Oil & Gas — 2.8%
HollyFrontier Corp.	38,718	1,451,151
Marathon Petroleum Corp.	17,933	1,618,632
Tesoro Corp.	23,389	1,738,972
Total Oil & Gas		4,808,755
Pharmaceuticals — 6.0%
Allergan, Inc.	8,396	1,784,906
Cardinal Health, Inc.	20,921	1,688,952
Express Scripts Holding Co.*	22,025	1,864,857
Johnson & Johnson	15,716	1,643,422
Pfizer, Inc.	56,047	1,745,864
VCA, Inc.*	36,997	1,804,344
Total Pharmaceuticals		10,532,345
Real Estate Investment Trust — 1.0%
Weyerhaeuser Co.	49,300	1,769,377
Retail — 10.6%
AutoZone, Inc.*	3,003	1,859,187
Bed Bath & Beyond, Inc.*	24,242	1,846,513
Gap, Inc. (The)	43,054	1,813,004
Home Depot, Inc. (The)	16,897	1,773,678

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)
Retail — (continued)
Lowe's Cos., Inc.	29,321	$2,017,285
O'Reilly Automotive, Inc.*	9,532	1,836,054
Ross Stores, Inc.	20,794	1,960,043
Tractor Supply Co.	23,141	1,823,974
Walgreens Boots Alliance, Inc.	25,411	1,936,318
Yum! Brands, Inc.	22,765	1,658,430
Total Retail		18,524,486
Semiconductors — 3.1%
Intel Corp.	51,280	1,860,951
QUALCOMM, Inc.	24,237	1,801,536
Texas Instruments, Inc.	33,396	1,785,517
Total Semiconductors		5,448,004
Software — 3.9%
ANSYS, Inc.*	21,405	1,755,210
Broadridge Financial Solutions, Inc.	37,956	1,752,808
Citrix Systems, Inc.*	25,605	1,633,599
Fiserv, Inc.*	24,435	1,734,152
Total Software		6,875,769
Telecommunications — 1.0%
Harris Corp.	24,033	1,726,050
Transportation — 3.0%
C.H. Robinson Worldwide, Inc.	23,645	1,770,774
Expeditors International of Washington, Inc.	38,606	1,722,214
FedEx Corp.	9,957	1,729,132
Total Transportation		5,222,120
Total Common Stocks (Cost $165,338,520)		174,705,431
REPURCHASE AGREEMENT — 0.1%(b)
Daiwa Capital Markets America, dated 12/31/14, due 01/02/15, 0.12%, total to be received $90,912, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.50%, 06/01/17 – 03/01/48, totaling $92,730) (Cost $90,912)	$90,912	90,912
Total Investments — 100.3% (Cost $165,429,432)		174,796,343
Liabilities in Excess of Other Assets — (0.3)%		(504,349)
Net Assets — 100.0%		$174,291,994

PLC — Public Limited Company

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $88,596; the aggregate market value of the collateral held by the fund is $90,912.
(b)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

December 31, 2014 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	3.0%
Agriculture	0.9
Airlines	1.1
Apparel	1.0
Beverages	1.0
Biotechnology	1.0
Chemicals	3.0
Commercial Services	9.0
Computers	4.9
Cosmetics/Personal Care	1.0
Diversified Financial Services	3.0
Electric	0.9
Electronics	5.1
Environmental Control	1.0
Food	1.0
Healthcare – Products	3.9
Healthcare – Services	3.1
Housewares	1.0
Insurance	9.9
Internet	1.0
Lodging	5.0
Machinery – Construction & Mining	0.9
Media	5.1
Miscellaneous Manufacturing	2.0
Oil & Gas	2.8
Pharmaceuticals	6.0
Real Estate Investment Trust	1.0
Repurchase Agreements	0.1
Retail	10.6
Semiconductors	3.1
Software	3.9
Telecommunications	1.0
Transportation	3.0
Total Investments	100.3
Liabilities in Excess of Other Assets	(0.3)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES WCM/BNY MELLON FOCUSED GROWTH ADR ETF
Schedule of Investments

December 31, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 96.2%
Apparel — 1.9%
LVMH Moet Hennessy Louis Vuitton SA (France)(a)(b)	8,089	$278,545
Beverages — 3.7%
Coca-Cola Enterprises, Inc.	12,342	545,763
Chemicals — 3.4%
Novozymes A/S (Denmark)(b)	11,891	501,087
Commercial Services — 5.4%
Experian PLC (Ireland)(a)(b)	18,350	308,280
SGS SA (Switzerland)(b)	24,132	492,775
Total Commercial Services		801,055
Cosmetics/Personal Care — 2.5%
Svenska Cellulosa AB SCA (Sweden)(b)	17,189	369,392
Diversified Financial Services — 4.3%
Lazard Ltd., Class A	12,848	642,785
Electronics — 4.0%
Sensata Technologies Holding N.V. (Netherlands)*	11,284	591,394
Food — 10.0%
Chr. Hansen Holding A/S (Denmark)(a)(b)	29,746	666,905
Nestle SA (Switzerland)(b)	7,492	546,541
Shoprite Holdings Ltd. (South Africa)(a)(b)	18,699	272,258
Total Food		1,485,704
Healthcare – Products — 2.1%
Sysmex Corp. (Japan)(a)(b)	13,793	308,274
Household Products/Wares — 4.0%
Reckitt Benckiser Group PLC (United Kingdom)(b)	35,651	590,737
Insurance — 4.8%
ACE Ltd. (Switzerland)	6,160	707,661
Internet — 5.2%
Tencent Holdings Ltd. (China)(b)	37,779	548,173
Yandex N.V., Class A (Netherlands)*	12,392	222,561
Total Internet		770,734
Machinery – Diversified — 2.9%
FANUC Corp. (Japan)(b)	15,691	431,973
Oil & Gas Services — 2.9%
Core Laboratories N.V. (Netherlands)	3,628	436,594

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)
Pharmaceuticals — 7.8%
Indivior PLC (United Kingdom)*(b)	1,426	$16,114
Novo Nordisk A/S (Denmark)(b)	12,813	542,246
Perrigo Co. PLC (Ireland)	3,637	607,961
Total Pharmaceuticals		1,166,321
Retail — 8.8%
Inditex SA (Spain)(b)	34,156	485,015
Sun Art Retail Group Ltd. (China)(a)(b)	31,975	313,355
Swatch Group AG (The) (Switzerland)(b)	12,096	267,624
Wal-Mart de Mexico SAB de CV (Mexico)(b)	11,576	248,190
Total Retail		1,314,184
Semiconductors — 14.0%
ARM Holdings PLC (United Kingdom)(b)	11,298	523,097
ASML Holding N.V. (Netherlands)(c)	6,286	677,819
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)(b)	39,425	882,332
Total Semiconductors		2,083,248
Transportation — 8.5%
Canadian National Railway Co. (Canada)	8,530	587,802
Canadian Pacific Railway Ltd. (Canada)	3,480	670,561
Total Transportation		1,258,363
Total Common Stocks (Cost $12,603,070)		14,283,814
MONEY MARKET FUND — 3.8%
Invesco Government & Agency Portfolio – Private Investment Class, 0.01%(d) (Cost $568,803)	568,803	568,803
REPURCHASE AGREEMENTS — 7.7%(e)
Citibank NA, dated 12/31/14, due 01/02/15, 0.08%, total to be received $113,519, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.50%, 11/17/15 – 10/20/44, totaling $115,790)	$113,519	113,519
Daiwa Capital Markets America, dated 12/31/14, due 01/02/15, 0.12%, total to be received $264,219, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.50%, 06/01/17 – 03/01/48, totaling $269,502)	264,218	264,218

See accompanying Notes to Financial Statements.

ADVISORSHARES WCM/BNY MELLON FOCUSED GROWTH ADR ETF
Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
HSBC Securities USA Inc., dated 12/31/14, due 01/02/15, 0.06%, total to be received $264,218, (collateralized by various U.S. Government Agency Obligations, 0.00% – 9.38%, 01/15/15 – 07/15/32, totaling $269,503)	$264,218	$264,218
Merrill Lynch Pierce Fenner & Smith Inc., dated 12/31/14, due 01/02/15, 0.07%, total to be received $229,024, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.00%, 06/01/17 – 12/20/44, totaling $233,604)	229,024	229,024
Mizuho Securities USA Inc., dated 12/31/14, due 01/02/15, 0.08%, total to be received $264,219, (collateralized by various U.S. Government Agency Obligations, 0.00% – 7.50%, 01/31/16 – 12/20/44, totaling $269,502)	264,218	264,218
Total Repurchase Agreements (Cost $1,135,197)		1,135,197
Total Investments — 107.7% (Cost $14,307,070)		15,987,814
Liabilities in Excess of Other Assets — (7.7)%		(1,147,293)
Net Assets — 100.0%		$14,840,521

PLC — Public Limited Company

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,079,531; the aggregate market value of the collateral held by the fund is $1,135,197.
(b)	American Depositary Receipt.
(c)	Registered Shares.
(d)	Rate shown reflects the 7-day yield as of December 31, 2014.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Apparel	1.9%
Beverages	3.7
Chemicals	3.4
Commercial Services	5.4
Cosmetics/Personal Care	2.5
Diversified Financial Services	4.3
Electronics	4.0
Food	10.0
Healthcare – Products	2.1
Household Products/Wares	4.0
Insurance	4.8
Internet	5.2
Machinery – Diversified	2.9
Money Market Fund	3.8
Repurchase Agreements	7.7
Oil & Gas Services	2.9
Pharmaceuticals	7.8
Retail	8.8
Semiconductors	14.0
Transportation	8.5
Total Investments	107.7
Liabilities in Excess of Other Assets	(7.7)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES YIELDPRO ETF
Schedule of Investments

December 31, 2014 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 63.0%
Debt Fund — 63.0%
iShares iBoxx $High Yield Corporate Bond ETF	89,284	$7,999,847
iShares iBoxx $Investment Grade Corporate Bond ETF	46,795	5,587,791
iShares U.S. Preferred Stock ETF	149,996	5,915,842
PowerShares Preferred Portfolio	237,049	3,484,620
PowerShares Senior Loan Portfolio	151,638	3,643,861
SPDR Blackstone/GSO Senior Loan ETF	75,380	3,674,775
Vanguard Intermediate – Term Corporate Bond ETF	46,162	3,974,548
Vanguard Long – Term Corporate Bond ETF	36,151	3,341,076
Total Exchange Traded Funds (Cost $37,447,049)		37,622,360
COMMON STOCKS — 17.8%
Commercial Services — 2.0%
R.R. Donnelley & Sons Co.	71,296	1,198,129
Oil & Gas — 0.9%
Ensco PLC, Class A	18,644	558,388
Pharmaceuticals — 2.1%
Pfizer, Inc.	41,490	1,292,414
Real Estate Investment Trust — 6.1%
American Capital Agency Corp.	36,898	805,483
Annaly Capital Management, Inc.	90,311	976,262
Chimera Investment Corp.	96,318	306,291
Hatteras Financial Corp.	11,159	205,660
Invesco Mortgage Capital, Inc.	15,371	237,636
MFA Financial, Inc.	37,603	300,448
Starwood Property Trust, Inc.	19,620	455,969
Two Harbors Investment Corp.	33,398	334,648
Total Real Estate Investment Trust		3,622,397
Retail — 1.7%
Staples, Inc.	56,119	1,016,876
Telecommunications — 5.0%
AT&T, Inc.	43,968	1,476,885
Verizon Communications, Inc.	32,044	1,499,018
Total Telecommunications		2,975,903
Total Common Stocks (Cost $10,903,688)		10,664,107
MONEY MARKET FUND — 18.5%
Wells Fargo Advantage Government Money Market Fund — Institutional Class, 0.01%(a) (Cost $11,036,686)	11,036,686	11,036,686

Investments	Contracts	Value
PURCHASED CALL OPTIONS — 0.0%*
Cliffs Natural Resources, Inc. Option expiring 01/17/15, Strike Price $10.00	300	$900
Cliffs Natural Resources, Inc. Option expiring 01/17/15, Strike Price $12.00	300	600
Cliffs Natural Resources, Inc. Option expiring 01/17/15, Strike Price $13.00	300	600
Total Purchased Call Options (Cost $88,160)		2,100
PURCHASED PUT OPTIONS — 1.0%
American Capital Agency Corp. Option expiring 01/17/15, Strike Price $21.00	800	8,400
Annaly Capital Management, Inc. Option expiring 01/17/15, Strike Price $11.00	1,000	27,500
Ensco PLC Option expiring 01/17/15, Strike Price $29.00	400	37,000
iShares 20+ Year Treasury Bond ETF Option expiring 01/17/15, Strike Price $124.00	800	45,200
iShares 7 – 10 Year Treasury Bond ETF Option expiring 01/17/15, Strike Price $104.00	1,000	10,000
iShares 7 – 10 Year Treasury Bond ETF Option expiring 01/17/15, Strike Price $105.00	1,000	17,500
iShares iBoxx $ High Yield Corporate Bond ETF Option expiring 01/17/15, Strike Price $85.00	1,220	12,200
iShares iBoxx $ High Yield Corporate Bond ETF Option expiring 01/17/15, Strike Price $86.00	300	5,250
iShares iBoxx $ High Yield Corporate Bond ETF Option expiring 01/17/15, Strike Price $89.00	960	62,400
iShares iBoxx $ Investment Grade Corporate Bond ETF Option expiring 01/17/15, Strike Price $117.00	500	7,500
R.R. Donnelley & Sons Co. Option expiring 01/17/15, Strike Price $16.00	730	9,125
SPDR S&P 500 ETF Trust Option expiring 01/17/15, Strike Price $200.00	500	60,500
SPDR S&P 500 ETF Trust Option expiring 01/17/15, Strike Price $202.00	500	78,500
SPDR S&P 500 ETF Trust Option expiring 01/17/15, Strike Price $205.00	600	141,300

See accompanying Notes to Financial Statements.

ADVISORSHARES YIELDPRO ETF
Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Investments	Contracts	Value
PURCHASED CALL OPTIONS (continued)
Staples, Inc. Option expiring 01/17/15, Strike Price $11.00	1,225	$24,500
PowerShares Senior Loan Portfolio Option expiring 01/17/15, Strike Price $24.00	1,570	23,550
Total Purchased Put Options (Cost $901,347)		570,425
Total Investments — 100.3% (Cost $60,376,930)		59,895,678
Liabilities in Excess of Other Assets — (0.3)%		(157,786)
Net Assets — 100.0%		$59,737,892

ETF — Exchange Traded Fund

PLC — Public Limited Company

*	Less than 0.05%.
(a)	Rate shown reflects the 7-day yield as of December 31, 2014.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Commercial Services	2.0%
Debt Fund	63.0
Oil & Gas	0.9
Pharmaceuticals	2.1
Purchased Call Options	0.0*
Purchased Put Options	1.0
Real Estate Investment Trust	6.1
Retail	1.7
Telecommunications	5.0
Money Market Fund	18.5
Total Investments	100.3
Liabilities in Excess of Other Assets	(0.3)
Net Assets	100.0%

*	Less than 0.05%.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Assets and Liabilities

December 31, 2014 (Unaudited)

	AdvisorShares Accuvest Global Long Short ETF	AdvisorShares Accuvest Global Opportunities ETF	AdvisorShares Athena High Dividend ETF	AdvisorShares Athena International Bear ETF
ASSETS
Investments, at Cost	$10,102,160	$4,413,407	$13,413,414	$42,611
Repurchase Agreements, at Cost (Note 3)	—	584,667	1,015,624	—
Investments in Affiliates, at Cost (Note 8)	—	—	—	505,000
Total Cost of Investments	10,102,160	4,998,074	14,429,038	547,611
Investments, at Market Value (including securities on loan) (Note 2)(a)	9,875,302	4,247,137	12,334,326	42,611
Repurchase Agreements, at Market Value (Note 3)	—	584,667	1,015,624	—
Investments in Affiliates, at Market Value (Note 8)	—	—	—	500,960
Total Market Value of Investments	9,875,302	4,831,804	13,349,950	543,571
Cash	31,048	—	2,451	851,409
Cash collateral held at brokers	974,673	—	—	571,594
Receivable from Securities Sold	—	—	—	—
Unrealized Appreciation on Swaps Contracts	291,698	—	—	—
Dividends and Interest Receivable	2	3,181	47,982	23
Reclaim Receivable	—	—	528	—
Due from Investment Advisor	—	2,987	—	5,101
Prepaid CCO Fees	—	—	—	—
Prepaid Trustee Fees	—	—	4	—
Prepaid Expenses	1,053	863	11,051	859
Total Assets	11,173,776	4,838,835	13,411,966	1,972,557
LIABILITIES
Cash collateral for securities on loan	—	584,667	1,015,624	—
Securities Sold, Not Yet Purchased(b)	—	—	—	961,668
Advisory Payable	9,693	—	903	—
Payable for Securities Purchased	—	—	—	—
Distributions Payable	—	70,827	—	—
Capital Gain Payable	—	—	—	—
Dividend Payable on Securities Sold, Not Yet Purchased	—	—	—	115
Trustee Fees Payable	361	363	—	1,472
CCO Fee Payable	303	1,003	424	576
Interest Payable	113,496	—	—	—
Payable to Global Echo Foundation	—	—	—	—
Accrued Expenses	34,756	32,223	12,902	29,120
Total Liabilities	158,609	689,083	1,029,853	992,951
NET ASSETS	$11,015,167	$4,149,752	$12,382,113	$979,606
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$24,585,797	$10,084,032	14,358,522	$1,357,475
Undistributed Net Investment Income (Loss)	(80,991)	(37,357)	10,493	(41,035)
Undistributed (Accumulated) Net Gain (Loss) on investments, swaps, short sales, foreign currency transactions, futures, options written	(13,554,479)	(5,730,653)	(907,814)	(301,842)
Unrealized Appreciation (Depreciation) on investments, swaps, short sales, options written, futures and foreign currency translations	64,840	(166,270)	(1,079,088)	(34,992)
NET ASSETS	$11,015,167	$4,149,752	$12,382,113	$979,606
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	550,000	175,000	600,000	50,000
Net Asset Value (NAV) Per Share	$20.03	$23.71	$20.64	$19.59
(a) Market value of securities on loan	$—	$573,130	$980,424	$—
(b) Proceeds Received from Securities Sold, Not Yet Purchased	$—	$—	$—	$930,716

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Assets and Liabilities

December 31, 2014 (Unaudited)

	AdvisorShares EquityPro ETF	AdvisorShares Gartman Gold/British Pound ETF (consolidated)	AdvisorShares Gartman Gold/Euro ETF (consolidated)	AdvisorShares Gartman Gold/Yen ETF (consolidated)	AdvisorShares Global Echo ETF	AdvisorShares International Gold ETF
ASSETS
Investments, at Cost	$28,567,507	$237,032	$1,605,842	$5,262,611	$5,726,144	$133,212
Repurchase Agreements, at Cost (Note 3)	6,135,577	—	—	—	263,151	—
Investments in Affiliates, at Cost (Note 8)	—	—	—	—	—	530,357
Total Cost of Investments	34,703,084	237,032	1,605,842	5,262,611	5,989,295	663,569
Investments, at Market Value (including securities on loan) (Note 2) (a)	29,309,342	237,032	1,605,842	5,262,611	6,277,844	127,683
Repurchase Agreements, at Market Value (Note 3)	6,135,577	—	—	—	263,151	—
Investments in Affiliates, at Market Value (Note 8)	—	—	—	—	—	513,121
Total Market Value of Investments	35,444,919	237,032	1,605,842	5,262,611	6,540,995	640,804
Cash	—	—	—	—	20,393	—
Cash collateral held at brokers	—	358,847	894,777	2,277,726	—	—
Receivable from Securities Sold	—	—	—	—	10,038	—
Unrealized Appreciation on Swaps Contracts	—	—	—	—	—	—
Dividends and Interest Receivable	76,985	—	—	—	23,339	—
Reclaim Receivable	182	—	—	—	—	—
Due from Investment Advisor	—	11,118	9,804	7,378	—	7,877
Prepaid CCO Fees	106	—	—	—	—	—
Prepaid Trustee Fees	—	538	538	541	—	538
Prepaid Expenses	5,285	18,783	20,779	20,562	—	10,321
Total Assets	35,527,477	626,318	2,531,740	7,568,818	6,594,765	659,540
LIABILITIES
Cash collateral for securities on loan	6,135,577	—	—	—	263,151	—
Securities Sold, Not Yet Purchased (b)	—	—	—	—	—	—
Advisory Payable	20,554	—	—	—	5,860	—
Payable for Securities Purchased	—	—	—	—	20,116	—
Distributions Payable	269,923	27,900	27,862	24,357	—	7,837
Capital Gain Payable	463,353	—	—	—	—	—
Dividend Payable on Securities Sold, Not Yet Purchased	—	—	—	—	—	—
Trustee Fees Payable	303	—	—	—	—	—
CCO Fee Payable	—	35	30	4	—	36
Interest Payable	—	—	—	—	—	—
Payable to Global Echo Foundation	—	—	—	—	2,131	—
Accrued Expenses	53,991	22,593	23,791	23,474	—	24,818
Total Liabilities	6,943,701	50,528	51,683	47,835	291,258	32,691
NET ASSETS	$28,583,776	$575,790	$2,480,057	$7,520,983	$6,303,507	$626,849
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$28,282,318	$628,769	$2,558,460	$7,528,428	$5,324,923	$643,573
Undistributed Net Investment Income (Loss)	250,540	(34,588)	(36,523)	(46,236)	(5,685)	(839)
Undistributed (Accumulated) Net Gain (Loss) on investments, swaps, short sales, foreign currency transactions, futures, options written	(690,917)	(15,339)	(78,728)	21,409	432,569	6,880
Unrealized Appreciation (Depreciation) on investments, swaps, short sales, options written, futures and foreign currency translations	741,835	(3,052)	36,848	17,382	551,700	(22,765)
NET ASSETS	$28,583,776	$575,790	$2,480,057	$7,520,983	$6,303,507	$626,849
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	950,000	50,000	200,000	575,000	100,000	50,000
Net Asset Value (NAV) Per Share	$30.09	$11.52	$12.40	$13.08	$63.04	$12.54
(a) Market value of securities on loan	$6,001,123	$—	$—	$—	$256,306	$—
(b) Proceeds Received from Securities Sold, Not Yet Purchased	$—	$—	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Assets and Liabilities

December 31, 2014 (Unaudited)

	AdvisorShares Madrona Domestic ETF	AdvisorShares Madrona Global Bond ETF	AdvisorShares Madrona International ETF	AdvisorShares Meidell Tactical Advantage ETF
ASSETS
Investments, at Cost	$25,877,634	$27,179,595	$18,024,880	$15,626,816
Repurchase Agreements, at Cost (Note 3)	423,915	3,452,929	2,566,538	3,717,019
Investments in Affiliates, at Cost (Note 8)	—	—	—	—
Total Cost of Investments	26,301,549	30,632,524	20,591,418	19,343,835
Investments, at Market Value (including securities on loan) (Note 2)(a)	29,995,068	27,423,142	16,708,890	15,932,319
Repurchase Agreements, at Market Value (Note 3)	423,915	3,452,929	2,566,538	3,717,019
Investments in Affiliates, at Market Value (Note 8)	—	—	—	—
Total Market Value of Investments	30,418,983	30,876,071	19,275,428	19,649,338
Cash	—	—	239	—
Cash collateral held at brokers	—	—	—	—
Receivable from Securities Sold	—	—	—	1,548,662
Dividends and Interest Receivable	23,683	119,512	27,176	2,943
Reclaim Receivable	—	—	6,915	—
Due from Investment Advisor	—	—	—	—
Prepaid Trustee Fees	—	—	—	—
Prepaid Expenses	1,059	588	419	375
Total Assets	30,443,725	30,996,171	19,310,177	21,201,318
LIABILITIES
Due to Custodian	—	—	—	—
Cash collateral for securities on loan	423,915	3,452,929	2,566,538	3,717,019
Securities Sold, Not Yet Purchased(b)	—	—	—	—
Advisory Payable	17,550	10,913	4,224	7,688
Payable for Securities Purchased	—	—	—	1,536,603
Distributions Payable	—	—	—	93,938
Dividend Payable on Securities Sold, Not Yet Purchased	—	—	—	—
Trustee Fees Payable	362	363	371	376
CCO Fee Payable	966	1,012	959	778
Interest Payable	—	—	—	—
Accrued Expenses	28,244	34,564	28,817	33,188
Total Liabilities	471,037	3,499,781	2,600,909	5,389,590
NET ASSETS	$29,972,688	$27,496,390	$16,709,268	$15,811,728
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$24,381,611	$27,619,965	$19,438,626	$16,052,106
Undistributed Net Investment Income (Loss)	(3,183)	17,321	(33,833)	(3,198)
Undistributed (Accumulated) Net Gain (Loss) on investments, swaps, short sales, foreign currency transactions, futures, options written	1,476,826	(384,443)	(1,379,535)	(542,683)
Unrealized Appreciation (Depreciation) on investments, swaps, short sales, options written, futures and foreign currency translations	4,117,434	243,547	(1,315,990)	305,503
NET ASSETS	$29,972,688	$27,496,390	$16,709,268	$15,811,728
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	700,000	1,075,000	650,000	525,000
Net Asset Value (NAV) Per Share	$42.82	$25.58	$25.71	$30.12
(a) Market value of securities on loan	$514,236	$3,371,856	$2,544,241	$3,635,210
(b) Proceeds Received from Securities Sold, Not Yet Purchased	$—	$—	$—	$—

(1)	Formerly know as, AdvisorShares Cambria Global Tactical ETF.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Assets and Liabilities

December 31, 2014 (Unaudited)

	AdvisorShares Morgan Creek Global Tactical ETF(1)	AdvisorShares Newfleet Multi-Sector Income ETF	AdvisorShares Peritus High Yield ETF	AdvisorShares Pring Turner Business Cycle ETF	AdvisorShares QAM Equity Hedge ETF	AdvisorShares Ranger Equity Bear ETF
ASSETS
Investments, at Cost	$13,937,843	$193,057,804	$520,007,555	$4,371,620	$7,919,077	$23,243,749
Repurchase Agreements, at Cost (Note 3)	2,585,092	1,970,668	97,535,051	190,858	—	—
Investments in Affiliates, at Cost (Note 8)	—	—	—	—	419,615	29,997,150
Total Cost of Investments	16,522,935	195,028,472	617,542,606	4,562,478	8,338,692	53,240,899
Investments, at Market Value (including securities on loan) (Note 2) (a)	14,052,177	190,856,718	428,404,725	4,512,457	8,036,474	23,243,749
Repurchase Agreements, at Market Value (Note 3)	2,585,092	1,970,668	97,535,051	190,858	—	—
Investments in Affiliates, at Market Value (Note 8)	—	—	—	—	416,640	29,760,000
Total Market Value of Investments	16,637,269	192,827,386	525,939,776	4,703,315	8,453,114	53,003,749
Cash	—	176,637	—	—	6,253	76,109,147
Cash collateral held at brokers	—	—	—	—	586,611	137,214,186
Receivable from Securities Sold	—	830	8,515,634	—	—	2,703,520
Dividends and Interest Receivable	20,636	927,822	9,872,864	8,443	15,861	328
Reclaim Receivable	—	—	—	379	—	—
Due from Investment Advisor	5,301	—	—	2,005	236	—
Prepaid Trustee Fees	—	—	1,014	—	—	—
Prepaid Expenses	60,210	14,538	115,903	211	1,088	3,809
Total Assets	16,723,416	193,947,213	544,445,191	4,714,353	9,063,163	269,034,739
LIABILITIES
Due to Custodian	15,414	—	12,858,166	—	—	—
Cash collateral for securities on loan	2,585,092	1,970,668	97,535,051	190,858	—	—
Securities Sold, Not Yet Purchased (b)	—	—	—	—	561,471	133,362,970
Advisory Payable	—	93,393	461,908	—	—	183,251
Payable for Securities Purchased	—	471,630	—	—	—	337,197
Distributions Payable	354,156	—	—	—	64,929	—
Dividend Payable on Securities Sold, Not Yet Purchased	—	—	—	—	—	23,809
Trustee Fees Payable	351	182	—	390	387	171
CCO Fee Payable	264	1,898	5,478	648	650	6,476
Interest Payable	—	—	—	—	—	32,486
Accrued Expenses	30,995	33,861	21,936	36,207	33,308	67,404
Total Liabilities	2,986,272	2,571,632	110,882,539	228,103	660,745	134,013,764
NET ASSETS	$13,737,144	$191,375,581	$433,562,652	$4,486,250	$8,402,418	$135,020,975
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$31,415,595	$194,371,338	$562,756,011	$4,697,581	$8,087,512	$301,536,280
Undistributed Net Investment Income (Loss)	132,899	(225,153)	(1,938,877)	1,771	4,706	(4,389,624)
Undistributed (Accumulated) Net Gain (Loss) on investments, swaps, short sales, foreign currency transactions, futures, options written	(17,925,684)	(569,518)	(35,651,652)	(353,939)	163,277	(165,785,856)
Unrealized Appreciation (Depreciation) on investments, swaps, short sales, options written, futures and foreign currency translations	114,334	(2,201,086)	(91,602,830)	140,837	146,923	3,660,175
NET ASSETS	$13,737,144	$191,375,581	$433,562,652	$4,486,250	$8,402,418	$135,020,975
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	550,000	3,900,000	10,300,000	175,000	300,000	11,775,000
Net Asset Value (NAV) Per Share	$24.98	$49.07	$42.09	$25.64	$28.01	$11.47
(a) Market value of securities on loan	$2,520,590	$4,003,964	$94,307,911	$187,088	$—	$—
(b) Proceeds Received from Securities Sold, Not Yet Purchased	$—	$—	$—	$—	$593,972	$137,260,296

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Assets and Liabilities

December 31, 2014 (Unaudited)

	AdvisorShares Sage Core Reserves ETF	AdvisorShares STAR Global Buy-Write ETF	AdvisorShares Sunrise Global Multi-Strategy ETF
ASSETS
Investments, at Cost	$37,157,911	$23,782,428	$2,147,184
Repurchase Agreements, at Cost (Note 3)	290,707	—	—
Investments in Affiliates, at Cost (Note 8)	—	250,025	—
Total Cost of Investments	37,448,618	24,032,453	2,147,184
Investments, at Market Value (including securities on loan) (Note 2)(a)	36,982,751	25,548,880	2,256,923
Repurchase Agreements, at Market Value (Note 3)	290,707	—	—
Investments in Affiliates, at Market Value (Note 8)	—	248,000	—
Total Market Value of Investments	37,273,458	25,796,880	2,256,923
Cash	—	734,839	—
Cash collateral held at brokers	19,576	—	234,434
Receivable from Securities Sold	—	—	—
Capital Shares Receivable	—	—	—
Dividends and Interest Receivable	203,108	62,143	—
Reclaim Receivable	—	—	—
Due from Investment Advisor	1,800	—	6,650
Prepaid CCO Fees	—	—	—
Prepaid Trustee Fees	—	—	—
Prepaid Expenses	18,546	7,021	12,123
Total Assets	37,516,488	26,600,883	2,510,130
LIABILITIES
Due to Custodian	—	—	—
Cash collateral for securities on loan	290,707	—	—
Options Written, at value(b)	—	60,951	—
Advisory Payable	—	30,352	—
Capital Shares Payable	—	—	—
Distributions Payable	—	—	45,346
Trustee Fees Payable	132	360	158
CCO Fee Payable	660	1,050	399
Accrued Expenses	23,384	34,248	13,994
Total Liabilities	314,883	126,961	59,897
NET ASSETS	$37,201,605	$26,473,922	$2,450,233
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$37,495,615	$24,649,774	$2,491,353
Undistributed Net Investment Income (Loss)	(82,331)	(48,979)	(42,578)
Undistributed (Accumulated) Net Gain (Loss) on investments, swaps, short sales, foreign currency transactions, futures, options written	(21,730)	100,892	(114,384)
Unrealized Appreciation (Depreciation) on investments, swaps, short sales, options written, futures and foreign currency translations	(189,949)	1,772,235	115,842
NET ASSETS	$37,201,605	$26,473,922	$2,450,233
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	375,000	1,000,000	100,000
Net Asset Value (NAV) Per Share	$99.20	$26.47	$24.50
(a) Market value of securities on loan	$—	$—	$—
(b) Premiums Received for Options Written	$—	$68,759	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Assets and Liabilities

December 31, 2014 (Unaudited)

	AdvisorShares TrimTabs Float Shrink ETF	AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF	AdvisorShares YieldPro ETF
ASSETS
Investments, at Cost	$165,338,520	$13,171,873	$60,376,930
Repurchase Agreements, at Cost (Note 3)	90,912	1,135,197	—
Investments in Affiliates, at Cost (Note 8)	—	—	—
Total Cost of Investments	165,429,432	14,307,070	60,376,930
Investments, at Market Value (including securities on loan) (Note 2) (a)	174,705,431	14,852,617	59,895,678
Repurchase Agreements, at Market Value (Note 3)	90,912	1,135,197	—
Investments in Affiliates, at Market Value (Note 8)	—	—	—
Total Market Value of Investments	174,796,343	15,987,814	59,895,678
Cash	—	—	—
Cash collateral held at brokers	—	—	—
Receivable from Securities Sold	—	—	965,762
Capital Shares Receivable	1,395,205	—	—
Dividends and Interest Receivable	121,607	12,346	111,440
Reclaim Receivable	—	17,414	—
Due from Investment Advisor	—	—	—
Prepaid CCO Fees	—	215	139
Prepaid Trustee Fees	—	—	220
Prepaid Expenses	17,888	487	22,900
Total Assets	176,331,043	16,018,276	60,996,139
LIABILITIES
Due to Custodian	372,942	—	—
Cash collateral for securities on loan	90,912	1,135,197	—
Options Written, at value (b)	—	—	—
Advisory Payable	140,048	4,663	42,508
Capital Shares Payable	1,398,243	—	1,194,758
Distributions Payable	—	—	—
Trustee Fees Payable	205	381	—
CCO Fee Payable	1,834	—	—
Accrued Expenses	34,865	37,514	20,981
Total Liabilities	2,039,049	1,177,755	1,258,247
NET ASSETS	$174,291,994	$14,840,521	$59,737,892
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$161,251,774	$13,755,142	$62,957,243
Undistributed Net Investment Income (Loss)	15,034	(2,141)	167,686
Undistributed (Accumulated) Net Gain (Loss) on investments, swaps, short sales, foreign currency transactions, futures, options written	3,658,275	(593,224)	(2,905,785)
Unrealized Appreciation (Depreciation) on investments, swaps, short sales, options written, futures and foreign currency translations	9,366,911	1,680,744	(481,252)
NET ASSETS	$174,291,994	$14,840,521	$59,737,892
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	3,150,000	400,000	2,500,000
Net Asset Value (NAV) Per Share	$55.33	$37.10	$23.90
(a) Market value of securities on loan	$88,596	$1,079,531	$—
(b) Premiums Received for Options Written	$—	$—	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Operations

For the Six Months or Period Ended December 31, 2014 (Unaudited)

	AdvisorShares Accuvest Global Long Short ETF	AdvisorShares Accuvest Global Opportunities ETF	AdvisorShares Athena High Dividend ETF(1)	AdvisorShares Athena International Bear ETF
INVESTMENT INCOME:
Dividend Income	$92,056	$62,776	$217,950	$–
Dividend Income from Affiliates	–	–	–	2,114
Interest Income	5	–	–	63
Securities lending income (Note 2)	–	48,676	4,601	–
Foreign withholding tax	–	–	(4,802)	(3)
Total Investment Income	92,061	111,452	217,749	2,174
EXPENSES:
Advisory Fees	155,747	92,691	31,362	7,711
Accounting & Administration Fees	37,460	37,809	1,568	27,631
Professional Fees	14,330	13,297	25,613	12,188
Report to Shareholders	5,928	3,405	4,540	3,082
Pricing Fees	4,040	2,524	2,372	4,062
Exchange Listing Fees	3,788	3,787	8,075	4,415
Trustee Fees	1,551	1,552	1,249	1,720
Custody Fees	1,073	917	1,832	–
Transfer Agent Fees	865	732	294	43
Insurance Fees	780	478	680	193
Registration Fees	123	321	791	38
Interest on Securities Sold, Not Yet Purchased	–	–	–	6,527
Dividend Expense	–	–	–	7,431
Contribution to Global Echo Foundation	–	–	–	–
CCO Fees	1,613	1,542	1,297	1,029
Miscellaneous Fees	1,777	1,075	832	392
Total Expenses	229,075	160,130	80,505	76,462
Advisory Fees Waived/Recoupment	(56,023)	(38,169)	(31,362)	(7,711)
Expense Reimbursement	–	–	(10,332)	(46,226)
Net Expenses	173,052	121,961	38,811	22,525
Net Investment Income (Loss)	(80,991)	(10,509)	178,938	(20,351)
REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	(1,651,627)	(2,074,688)	(907,814)	(102)
Investments in Affiliates	–	–	–	(1,284)
In-Kind Redemptions	338,905	(318,428)	–	–
In-Kind Redemptions in Affiliates	–	–	–	–
Swaps	860,646	–	–	–
Short Sales	–	–	–	(68,084)
Futures	–	–	–	–
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(590,820)	(174,730)	(1,079,088)	(2,700)
Short Sales	–	–	–	11,644
Swaps	260,669	–	–	–
Futures	–	–	–	–
Net Realized and Unrealized Gain (Loss)	(782,227)	(2,567,846)	(1,986,902)	(60,526)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(863,218)	$(2,578,355)	$(1,807,964)	$(80,877)

(1)	Represents the period July 29, 2014 (commencement of operations) to December 31, 2014.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Operations

For the Six Months or Period Ended December 31, 2014 (Unaudited)

	AdvisorShares EquityPro ETF	AdvisorShares Gartman Gold/British Pound ETF (consolidated)	AdvisorShares Gartman Gold/Euro ETF (consolidated)	AdvisorShares Gartman Gold/Yen ETF (consolidated)	AdvisorShares Global Echo ETF	AdvisorShares International Gold ETF
INVESTMENT INCOME:
Dividend Income	$275,458	$–	$–	$–	$25,690	$–
Dividend Income from Affiliates	–	–	–	–	–	17,145
Interest Income	34	142	208	547	16,688	6
Securities lending income (Note 2)	134,178	–	–	–	3,962	–
Foreign withholding tax	(322)	–	–	–	(764)	–
Total Investment Income	409,348	142	208	547	45,576	17,151
EXPENSES:
Advisory Fees	101,647	3,195	4,886	12,578	36,026	4,755
Accounting & Administration Fees	12,560	12,671	12,666	12,885	–	9,341
Professional Fees	21,456	23,461	22,876	23,007	–	20,194
Report to Shareholders	2,372	4,348	4,350	4,397	–	4,300
Pricing Fees	2,383	3,555	3,555	3,555	–	3,555
Exchange Listing Fees	3,119	5,790	5,790	5,790	–	5,790
Trustee Fees	1,480	1,597	1,597	1,598	–	1,597
Custody Fees	582	–	–	55	–	–
Transfer Agent Fees	953	43	67	171	–	45
Insurance Fees	68	19	19	34	–	19
Registration Fees	1,286	142	89	254	–	89
Interest on Securities Sold, Not Yet Purchased	–	–	–	–	–	–
Dividend Expense	–	–	–	–	–	–
Contribution to Global Echo Foundation	–	–	–	–	13,100	–
CCO Fees	781	967	968	991	–	967
Miscellaneous Fees	393	7,889	7,923	7,962	–	966
Total Expenses	149,080	63,677	64,786	73,277	49,126	51,618
Advisory Fees Waived/Recoupment	9,723	(3,195)	(4,886)	(12,578)	–	(4,755)
Expense Reimbursement	–	(56,707)	(54,124)	(45,830)	–	(41,217)
Net Expenses	158,803	3,775	5,776	14,869	49,126	5,646
Net Investment Income (Loss)	250,545	(3,633)	(5,568)	(14,322)	(3,550)	11,505
REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	(531,840)	(50)	(10)	–	61,955	(13,601)
Investments in Affiliates	–	–	–	–	(2,935)	20,481
In-Kind Redemptions	84,250	–	–	–	429,773	–
In-Kind Redemptions in Affiliates	–	–	–	–	213	–
Swaps	–	–	–	–	–	–
Short Sales	–	–	–	–	–	–
Futures	–	22,167	49,910	325,281	–	–
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(418,722)	–	–	–	(307,842)	(35,107)
Short Sales	–	–	–	–	–	–
Swaps	–	–	–	–	–	–
Futures	–	(43,155)	(21,384)	(123,456)	–	–
Net Realized and Unrealized Gain (Loss)	(866,312)	(21,038)	28,516	201,825	181,164	(28,227)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(615,767)	$(24,671)	$22,948	$187,503	$177,614	$(16,722)

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Operations

For the Six Months or Period Ended December 31, 2014 (Unaudited)

	AdvisorShares Madrona Domestic ETF	AdvisorShares Madrona Global Bond ETF	AdvisorShares Madrona International ETF	AdvisorShares Meidell Tactical Advantage ETF
INVESTMENT INCOME:
Dividend Income	$236,824	$506,422	$156,442	$120,393
Dividend Income from Affiliates	–	57,711	–	93
Interest Income	13	16	15	2
Securities lending income (Note 2)	3,071	33,947	39,991	9,466
Foreign withholding tax	(76)	–	(18,835)	–
Total Investment Income	239,832	598,096	177,613	129,954
EXPENSES:
Advisory Fees	115,195	66,372	73,853	94,574
Accounting & Administration Fees	48,669	39,531	44,748	39,050
Professional Fees	13,246	13,236	13,184	13,070
Report to Shareholders.	3,429	4,093	3,911	3,725
Pricing Fees	2,524	2,524	2,524	2,524
Exchange Listing Fees	4,145	3,788	3,788	4,025
Trustee Fees	1,552	1,552	1,549	1,548
Custody Fees	4,519	1,112	4,902	1,311
Transfer Agent Fees	1,080	996	692	591
Insurance Fees	502	516	410	326
Registration Fees	415	218	46	425
Interest on Securities Sold, Not Yet Purchased	–	–	–	–
Dividend Expense	–	–	–	–
CCO Fees	1,582	1,544	1,452	1,355
Miscellaneous Fees	1,034	1,377	999	590
Total Expenses	197,892	136,859	152,058	163,114
Advisory Fees Waived/Recoupment	(17,899)	(10,752)	(36,663)	(56,718)
Expense Reimbursement	–	–	–	–
Net Expenses	179,993	126,107	115,395	106,396
Net Investment Income (Loss)	59,839	471,989	62,218	23,558
REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	16,685	(1,145)	(427,505)	(131,894)
Investments in Affiliates	–	(163,677)	–	(936)
In-Kind Redemptions	2,481,937	–	835,988	443,292
In-Kind Redemptions in Affiliates	–	–	–	–
Short Sales	–	–	–	–
Foreign Currency Transactions.	–	–	–	–
Distributions by other Investment Companies	–	40,711	–	–
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,371,385)	(678,492)	(2,735,238)	(177,936)
Short Sales	–	–	–	–
Foreign currency translations	–	–	–	–
Net Realized and Unrealized Gain (Loss)	1,127,237	(802,603)	(2,326,755)	132,526
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,187,076	$(330,614)	$(2,264,537)	$156,084

(1)	Formerly known as, AdvisorShares Cambria Global Tactical ETF.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Operations

For the Six Months or Period Ended December 31, 2014 (Unaudited)

	AdvisorShares Morgan Creek Global Tactical ETF(1)	AdvisorShares Newfleet Multi-Sector Income ETF	AdvisorShares Peritus High Yield ETF	AdvisorShares Pring Turner Business Cycle ETF	AdvisorShares QAM Equity Hedge ETF	AdvisorShares Ranger Equity Bear ETF
INVESTMENT INCOME:
Dividend Income	$249,589	$–	$2,465,118	$65,410	$67,547	$168
Dividend Income from Affiliates	–	–	–	7,858	1,366	102,765
Interest Income	6	2,912,387	30,695,288	33	54	3,319
Securities lending income (Note 2)	23,922	7,489	522,236	4,863	–	–
Foreign withholding tax	–	(2,451)	(372,457)	(1,169)	–	–
Total Investment Income	273,517	2,917,425	33,310,185	76,995	68,967	106,252
EXPENSES:
Advisory Fees	101,244	564,193	4,290,662	26,765	38,314	1,276,318
Accounting & Administration Fees	38,575	70,707	144,456	32,894	37,641	39,386
Professional Fees	34,367	14,952	21,416	13,288	13,999	17,243
Report to Shareholders.	12,289	13,430	58,477	2,367	3,219	26,463
Pricing Fees	2,524	7,760	6,458	2,670	4,040	4,040
Exchange Listing Fees	4,353	3,781	3,788	3,789	3,787	3,792
Trustee Fees	1,555	1,605	1,955	1,544	1,546	1,609
Custody Fees	4,024	8,873	31,253	352	–	6,424
Transfer Agent Fees	844	6,510	29,257	201	287	6,382
Insurance Fees	831	2,133	8,921	223	205	3,583
Registration Fees	–	7,914	62,307	–	294	1,567
Interest on Securities Sold, Not Yet Purchased	–	–	–	–	6,791	717,033
Dividend Expense	–	–	–	–	–	342,018
CCO Fees	1,603	3,924	19,460	1,106	1,181	5,592
Miscellaneous Fees	2,939	1,839	18,954	478	(381)	10,526
Total Expenses	205,148	707,621	4,697,364	85,677	110,923	2,461,976
Advisory Fees Waived/Recoupment	(64,531)	(56,628)	–	(26,765)	(38,314)	–
Expense Reimbursement	–	–	–	(19,032)	(8,348)	–
Net Expenses	140,617	650,993	4,697,364	39,880	64,261	2,461,976
Net Investment Income (Loss)	132,900	2,266,432	28,612,821	37,115	4,706	(2,355,724)
REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	122,821	(166,387)	(40,205,135)	(243,832)	93,585	–
Investments in Affiliates	–	–	–	(36,870)	–	–
In-Kind Redemptions	1,379,544	–	4,663,841	35,639	109,503	–
In-Kind Redemptions in Affiliates	–	–	–	–	(213)	–
Short Sales	–	–	–	–	31,509	(13,696,151)
Foreign Currency Transactions	–	(2,019)	–	–	–	–
Distributions by other Investment Companies	–	–	–	236	3,848	–
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,316,497)	(2,602,061)	(119,656,826)	(411,943)	(392,327)	(183,000)
Short Sales	–	–	–	–	51,307	12,253,932
Foreign currency translations	–	(3)	–	–	–	–
Net Realized and Unrealized Gain (Loss)	(814,132)	(2,770,470)	(155,198,120)	(656,770)	(102,788)	(1,625,219)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(681,232)	$(504,038)	$(126,585,299)	$(619,655)	$(98,082)	$(3,980,943)

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Operations

For the Six Months or Period Ended December 31, 2014 (Unaudited)

	AdvisorShares Sage Core Reserves ETF	AdvisorShares STAR Global Buy-Write ETF	AdvisorShares Sunrise Global Multi-Strategy ETF(1)
INVESTMENT INCOME:
Dividend Income	$–	$257,668	$23,103
Dividend Income from Affiliates	–	867	–
Interest Income	104,149	(105)	–
Securities lending income (Note 2)	23	–	–
Foreign withholding tax	(275)	–	–
Total Investment Income	103,897	258,430	23,103
EXPENSES:
Advisory Fees	56,475	180,284	17,430
Accounting & Administration Fees	20,678	37,787	465
Professional Fees	27,734	15,675	32,172
Report to Shareholders	10,644	3,481	7,261
Pricing Fees	6,545	3,051	2,736
Exchange Listing Fees	5,567	3,788	5,190
Trustee Fees	1,524	1,553	1,409
Custody Fees	3,441	–	1,763
Transfer Agent Fees	1,412	1,002	87
Insurance Fees	210	511	684
Registration Fees	2,512	259	213
CCO Fees	1,442	1,600	1,495
Licensing Fees	–	–	–
Miscellaneous Fees	6,792	(790)	895
Total Expenses	144,976	248,201	71,800
Advisory Fees Waived/Recoupment	(56,475)	(1,145)	(17,430)
Expense Reimbursement	(22,614)	–	(34,035)
Net Expenses	65,887	247,056	20,335
Net Investment Income (Loss)	38,010	11,374	2,768
REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	1,410	5,223	(63,244)
Investments in Affiliates	–	–	–
In-Kind Redemptions	–	141,468	16,959
In-Kind Redemptions in Affiliates	–	(27)	–
Foreign Currency Transactions	–	–	160
Futures	(16,827)	–	(68,259)
Options Written	–	(54,257)	–
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(95,905)	175,706	115,996
Foreign currency translations	–	–	(154)
Options Written	–	(1,951)	–
Futures	(15,438)	–	–
Net Realized and Unrealized Gain (Loss)	(126,760)	266,162	1,458
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(88,750)	$277,536	$4,226

(1)	Represents the period July 8, 2014 (commencement of operations) to December 31, 2014.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Operations

For the Six Months or Period Ended December 31, 2014 (Unaudited)

	AdvisorShares TrimTabs Float Shrink ETF	AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF	AdvisorShares YieldPro ETF
INVESTMENT INCOME:
Dividend Income	$1,238,952	$84,241	$1,767,102
Dividend Income from Affiliates	–	–	174,117
Interest Income	46	31	180
Securities lending income (Note 2)	13,449	19,716	–
Foreign withholding tax	–	(9,726)	–
Total Investment Income	1,252,447	94,262	1,941,399
EXPENSES:
Advisory Fees	743,560	50,861	275,149
Accounting & Administration Fees	39,032	37,398	15,231
Professional Fees	14,036	12,943	20,982
Report to Shareholders	13,746	3,899	9,442
Pricing Fees	2,524	2,524	3,421
Exchange Listing Fees	3,787	3,787	3,698
Trustee Fees	1,598	1,547	1,625
Custody Fees	7,633	679	2,963
Transfer Agent Fees	5,633	509	2,580
Insurance Fees.	1,686	283	437
Registration Fees	7,126	414	5,759
CCO Fees	4,145	1,120	2,101
Licensing Fees	–	2,878	–
Miscellaneous Fees	1,007	616	582
Total Expenses	845,513	119,458	343,970
Advisory Fees Waived/Recoupment	(101,953)	(34,689)	–
Expense Reimbursement	–	–	–
Net Expenses	743,560	84,769	343,970
Net Investment Income (Loss)	508,887	9,493	1,597,429
REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	(5,554,060)	(140,720)	(1,647,574)
Investments in Affiliates	–	–	(482,303)
In-Kind Redemptions	13,232,074	–	1,416
In-Kind Redemptions in Affiliates	–	–	(7,807)
Foreign Currency Transactions	–	–	–
Futures	–	–	–
Options Written	–	–	–
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	3,444,829	(534,495)	(1,731,925)
Foreign currency translations	–	–	–
Options Written	–	–	–
Futures	–	–	–
Net Realized and Unrealized Gain (Loss)	11,122,843	(675,215)	(3,868,193)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,631,730	$(665,722)	$(2,270,764)

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares Accuvest Global Long Short ETF		AdvisorShares Accuvest Global Opportunities ETF		AdvisorShares Athena High Dividend ETF
	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014	For the period July 29, 2014* to December 31, 2014 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$(80,991)	$(151,464)	$(10,509)	$180,760	$178,938
Net Realized Gain (Loss)	(452,076)	(1,275,082)	(2,393,116)	749,382	(907,814)
Net Change in Unrealized Appreciation (Depreciation)	(330,151)	(579,792)	(174,730)	233,931	(1,079,088)
Net Increase (Decrease) In Net Assets Resulting From Operations	(863,218)	(2,006,338)	(2,578,355)	1,164,073	(1,807,964)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income	—	—	(70,828)	(154,897)	(168,445)
Net Realized Gains	—	—	—	—	—
Total Distributions	—	—	(70,828)	(154,897)	(168,445)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	8,443,813	69,802,024	3,461,550	57,020,186	14,358,522
Value of Shares Redeemed	(22,461,444)	(84,472,216)	(22,096,766)	(50,425,093)	—
Net Increase (Decrease) From Capital Stock Transactions	(14,017,631)	(14,670,192)	(18,635,216)	6,595,093	14,358,522
Net Increase (Decrease) in Net Assets	(14,880,849)	(16,676,530)	(21,284,399)	7,604,269	12,382,113
Net Assets:
Beginning of Period	25,896,016	42,572,546	25,434,151	17,829,882	—
End of Period	$11,015,167	$25,896,016	$4,149,752	$25,434,151	$12,382,113
Undistributed Net Investment Income (Loss)	$(80,991)	$–	$(37,357)	$43,980	$10,493
Changes in Shares Outstanding
Shares Outstanding, Beginning of Period	1,250,000	1,950,000	925,000	675,000	—
Shares Sold	400,000	3,250,000	125,000	2,100,000	600,000
Shares Repurchased	(1,100,000)	(3,950,000)	(875,000)	(1,850,000)	—
End of Period	550,000	1,250,000	175,000	925,000	600,000

*	Commencement of operations.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares Athena International Bear ETF		AdvisorShares EquityPro ETF		AdvisorShares Gartman Gold/British Pound ETF (consolidated)
	Six months ended December 31, 2014 (Unaudited)	For the period July 18, 2013* to June 30, 2014	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014	Six months ended December 31, 2014 (Unaudited)	For the period February 11, 2014* to June 30, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$(20,351)	$(73,013)	$250,545	$416,909	$(3,633)	$(3,055)
Net Realized Gain (Loss)	(69,470)	(225,936)	(447,590)	264,841	22,117	(61,115)
Net Change in Unrealized Appreciation (Depreciation)	8,944	(43,936)	(418,722)	1,054,167	(43,155)	40,103
Net Increase (Decrease) In Net Assets Resulting From Operations	(80,877)	(342,885)	(615,767)	1,735,917	(24,671)	(24,067)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income	—	—	(269,923)	(154,669)	(27,900)	—
Net Realized Gains	—	—	(463,353)	—	(7,476)	—
Total Distributions	—	—	(733,276)	(154,669)	(35,376)	—
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	528,161	2,500,000	11,378,050	20,096,255	—	1,280,000
Value of Shares Redeemed	(487,636)	(1,137,157)	(1,514,871)	(2,964,386)	(620,096)	—
Net Increase (Decrease) From Capital Stock Transactions	40,525	1,362,843	9,863,179	17,131,869	(620,096)	1,280,000
Net Increase (Decrease) in Net Assets	(40,352)	1,019,958	8,514,136	18,713,117	(680,143)	1,255,933
Net Assets:
Beginning of Period	1,019,958	—	20,069,640	1,356,523	1,255,933	—
End of Period	$979,606	$1,019,958	$28,583,776	$20,069,640	$575,790	$1,255,933
Undistributed Net Investment Income (Loss)	$(41,035)	$(20,684)	$250,540	$269,918	$(34,588)	$(3,055)
Changes in Shares Outstanding
Shares Outstanding, Beginning of Period	50,000	—	625,000	50,000	100,000	—
Shares Sold	25,000	100,000	375,000	675,000	—	100,000
Shares Repurchased	(25,000)	(50,000)	(50,000)	(100,000)	(50,000)	—
End of Period	50,000	50,000	950,000	625,000	50,000	100,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares Gartman Gold/Euro ETF (consolidated)		AdvisorShares Gartman Gold/Yen ETF (consolidated)
	Six months ended December 31, 2014 (Unaudited)	For the period February 11, 2014* to June 30, 2014	Six months ended December 31, 2014 (Unaudited)	For the period February 11, 2014* to June 30, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$(5,568)	$(3,093)	$(14,322)	$(7,557)
Net Realized Gain (Loss)	49,900	(32,913)	325,281	(161,492)
Net Change in Unrealized Appreciation (Depreciation)	(21,384)	58,232	(123,456)	140,838
Net Increase (Decrease) In Net Assets Resulting From Operations	22,948	22,226	187,503	(28,211)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income	(27,862)	—	(24,357)	—
Net Realized Gains	(126,850)	—	(296,740)	—
Total Distributions	(154,712)	—	(321,097)	—
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	1,309,595	1,280,000	3,773,280	3,909,508
Value of Shares Redeemed	—	—	—	—
Net Increase (Decrease) From Capital Stock Transactions	1,309,595	1,280,000	3,773,280	3,909,508
Net Increase (Decrease) in Net Assets	1,177,831	1,302,226	3,639,686	3,881,297
Net Assets:
Beginning of Period	1,302,226	—	3,881,297	—
End of Period	$2,480,057	$1,302,226	$7,520,983	$3,881,297
Undistributed Net Investment Income (Loss)	$(36,523)	$(3,093)	$(46,236)	$(7,557)
Changes in Shares Outstanding
Shares Outstanding, Beginning of Period	100,000	—	300,000	—
Shares Sold	100,000	100,000	275,000	300,000
Shares Repurchased	—	—	—	—
End of Period	200,000	100,000	575,000	300,000

*	Commencement of operations.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares Global Echo ETF		AdvisorShares International Gold ETF		AdvisorShares Madrona Domestic ETF
	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014	Six months ended December 31, 2014 (Unaudited)	For the period February 11, 2014* to June 30, 2014	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$(3,550)	$26,912	$11,505	$(4,631)	$59,839	$66,719
Net Realized Gain (Loss)	489,006	33,814	6,880	124	2,498,622	2,601,716
Net Change in Unrealized Appreciation (Depreciation)	(307,842)	673,768	(35,107)	12,342	(1,371,385)	2,619,735
Net Increase (Decrease) In Net Assets Resulting From Operations	177,614	734,494	(16,722)	7,835	1,187,076	5,288,170
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income	(32,943)	(2,380)	(7,837)	—	(96,271)	(59,938)
Net Realized Gains	—	—	—	—	—	—
Total Distributions	(32,943)	(2,380)	(7,837)	—	(96,271)	(59,938)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	—	3,045,916	—	1,280,000	13,238,000	10,327,769
Value of Shares Redeemed	(3,057,279)	—	(636,427)	—	(9,111,400)	(9,393,829)
Net Increase (Decrease) From Capital Stock Transactions	(3,057,279)	3,045,916	(636,427)	1,280,000	4,126,600	933,940
Net Increase (Decrease) in Net Assets	(2,912,608)	3,778,030	(660,986)	1,287,835	5,217,405	6,162,172
Net Assets:
Beginning of Period	9,216,115	5,438,085	1,287,835	—	24,755,283	18,593,111
End of Period	$6,303,507	$9,216,115	$626,849	$1,287,835	$29,972,688	$24,755,283
Undistributed Net Investment Income (Loss)	$(5,685)	$30,808	$(839)	$(4,507)	$(3,183)	$33,249
Changes in Shares Outstanding
Shares Outstanding, Beginning of Period	150,000	100,000	100,000	—	600,000	575,000
Shares Sold	—	50,000	—	100,000	325,000	275,000
Shares Repurchased	(50,000)	—	(50,000)	—	(225,000)	(250,000)
End of Period	100,000	150,000	50,000	100,000	700,000	600,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares Madrona Global Bond ETF		AdvisorShares Madrona International ETF
	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$471,989	$763,418	$62,218	$265,073
Net Realized Gain (Loss)	(124,111)	(166,336)	408,483	2,099,473
Net Change in Unrealized Appreciation (Depreciation)	(678,492)	1,351,960	(2,735,238)	1,576,909
Net Increase (Decrease) In Net Assets Resulting From Operations	(330,614)	1,949,042	(2,264,537)	3,941,455
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income	(468,020)	(761,153)	(304,843)	(318,396)
Net Realized Gains	—	—	—	—
Total Distributions	(468,020)	(761,153)	(304,843)	(318,396)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	3,912,333	1,282,317	6,582,955	6,765,707
Value of Shares Redeemed	—	(630,454)	(6,582,955)	(6,088,375)
Net Increase (Decrease) From Capital Stock Transactions	3,912,333	651,863	—	677,332
Net Increase (Decrease) in Net Assets	3,113,699	1,839,752	(2,569,380)	4,300,391
Net Assets:
Beginning of Period	24,382,691	22,542,939	19,278,648	14,978,257
End of Period	$27,496,390	$24,382,691	$16,709,268	$19,278,648
Undistributed Net Investment Income (Loss)	$17,321	$13,352	$(33,833)	$208,792
Changes in Shares Outstanding
Shares Outstanding, Beginning of Period	925,000	900,000	650,000	625,000
Shares Sold	150,000	50,000	225,000	250,000
Shares Repurchased	—	(25,000)	(225,000)	(225,000)
End of Period	1,075,000	925,000	650,000	650,000

(1)	Formerly known as, AdvisorShares Cambria Global ETF.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares Meidell Tactical Advantage ETF		AdvisorShares Morgan Creek Global Tactical ETF(1)		AdvisorShares Newfleet Multi-Sector Income ETF
	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$23,558	$67,957	$132,900	$514,710	$2,266,432	$2,658,998
Net Realized Gain (Loss)	310,462	223,038	1,502,365	2,606,984	(168,406)	(52,072)
Net Change in Unrealized Appreciation (Depreciation)	(177,936)	491,104	(2,316,497)	927,505	(2,602,064)	2,057,227
Net Increase (Decrease) In Net Assets Resulting From Operations	156,084	782,099	(681,232)	4,049,199	(504,038)	4,664,153
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income	(93,938)	—	(354,156)	—	(2,569,118)	(2,905,125)
Net Realized Gains	—	—	—	—	—	—
Total Distributions	(93,938)	—	(354,156)	—	(2,569,118)	(2,905,125)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	11,298,866	22,189,205	—	1,306,971	39,637,966	72,137,339
Value of Shares Redeemed	(11,298,866)	(16,430,574)	(21,894,190)	(18,631,777)	—	(2,447,417)
Net Increase (Decrease) From Capital Stock Transactions	—	5,758,631	(21,894,190)	(17,324,806)	39,637,966	69,689,922
Net Increase (Decrease) in Net Assets	62,146	6,540,730	(22,929,578)	(13,275,607)	36,564,810	71,448,950
Net Assets:
Beginning of Period	15,749,582	9,208,852	36,666,722	49,942,329	154,810,771	83,361,821
End of Period	$15,811,728	$15,749,582	$13,737,144	$36,666,722	$191,375,581	$154,810,771
Undistributed Net Investment Income (Loss)	$(3,198)	$67,182	$132,899	$354,155	$(225,153)	$77,533
Changes in Shares Outstanding
Shares Outstanding, Beginning of Period	525,000	325,000	1,400,000	2,100,000	3,100,000	1,700,000
Shares Sold	375,000	750,000	—	50,000	800,000	1,450,000
Shares Repurchased	(375,000)	(550,000)	(850,000)	(750,000)	—	(50,000)
End of Period	525,000	525,000	550,000	1,400,000	3,900,000	3,100,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares Peritus High Yield ETF		AdvisorShares Pring Turner Business Cycle ETF
	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$28,612,821	$46,696,979	$37,115	$48,924
Net Realized Gain (Loss)	(35,541,294)	7,747	(244,827)	128,393
Net Change in Unrealized Appreciation (Depreciation)	(119,656,826)	28,680,594	(411,943)	580,835
Net Increase (Decrease) In Net Assets Resulting From Operations	(126,585,299)	75,385,320	(619,655)	758,152
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income	(32,175,017)	(45,294,692)	(53,639)	(59,326)
Net Realized Gains	—	(385,440)	—	—
Total Distributions	(32,175,017)	(45,680,132)	(53,639)	(59,326)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	142,780,619	786,562,567	725,853	1,309,926
Value of Shares Redeemed	(626,454,241)	—	(640,545)	(2,663,641)
Net Increase (Decrease) From Capital Stock Transactions	(483,673,622)	786,562,567	85,308	(1,353,715)
Net Increase (Decrease) in Net Assets	(642,433,938)	816,267,755	(587,986)	(654,889)
Net Assets:
Beginning of Period	1,075,996,590	259,728,835	5,074,236	5,729,125
End of Period	$433,562,652	$1,075,996,590	$4,486,250	$5,074,236
Undistributed Net Investment Income (Loss)	$(1,938,877)	$1,623,319	$1,771	$18,295
Changes in Shares Outstanding
Shares Outstanding, Beginning of Period	20,200,000	5,150,000	175,000	225,000
Shares Sold	2,800,000	15,050,000	25,000	50,000
Shares Repurchased	(12,700,000)	—	(25,000)	(100,000)
End of Period	10,300,000	20,200,000	175,000	175,000

*	Commencement of operations.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares QAM Equity Hedge ETF		AdvisorShares Ranger Equity Bear ETF		AdvisorShares Sage Core Reserves ETF
	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014	Six months ended December 31, 2014 (Unaudited)	For the period January 14, 2014* to June 30, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$4,706	$(48,172)	$(2,355,724)	$(4,722,034)	$38,010	$119,779
Net Realized Gain (Loss)	238,232	338,357	(13,696,151)	(48,679,864)	(15,417)	2,015
Net Change in Unrealized Appreciation (Depreciation)	(341,020)	292,416	12,070,932	(3,692,274)	(111,343)	(78,606)
Net Increase (Decrease) In Net Assets Resulting From Operations	(98,082)	582,601	(3,980,943)	(57,094,172)	(88,750)	43,188
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income	—	—	—	—	(128,457)	(119,991)
Net Realized Gains	(64,929)	(119,153)	—	—	—	—
Total Distributions	(64,929)	(119,153)	—	—	(128,457)	(119,991)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	1,427,898	5,525,090	31,995,905	66,544,424	—	37,495,615
Value of Shares Redeemed	(1,404,996)	(1,377,532)	(54,945,949)	(65,855,506)	—	—
Net Increase (Decrease) From Capital Stock Transactions	22,902	4,147,558	(22,950,044)	688,918	—	37,495,615
Net Increase (Decrease) in Net Assets	(140,109)	4,611,006	(26,930,987)	(56,405,254)	(217,207)	37,418,812
Net Assets:
Beginning of Period	8,542,527	3,931,521	161,951,962	218,357,216	37,418,812	—
End of Period	$8,402,418	$8,542,527	$135,020,975	$161,951,962	$37,201,605	$37,418,812
Undistributed Net Investment Income (Loss)	$4,706	$–	$(4,389,624)	$(2,033,900)	$(82,331)	$8,116
Changes in Shares Outstanding
Shares Outstanding, Beginning of Period	300,000	150,000	13,750,000	13,500,000	375,000	—
Shares Sold	50,000	200,000	2,675,000	4,950,000	—	375,000
Shares Repurchased	(50,000)	(50,000)	(4,650,000)	(4,700,000)	—	—
End of Period	300,000	300,000	11,775,000	13,750,000	375,000	375,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares STAR Global Buy-Write ETF		AdvisorShares Sunrise Global Multi-Strategy ETF
	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014	For the period July 8, 2014* to December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$11,374	$(102,119)	$2,768
Net Realized Gain (Loss)	92,407	339,698	(114,384)
Net Change in Unrealized Appreciation (Depreciation)	173,755	2,240,003	115,842
Net Increase (Decrease) In Net Assets Resulting From Operations	277,536	2,477,582	4,226
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income	—	—	(45,346)
Total Distributions	—	—	(45,346)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	—	4,947,012	3,736,304
Value of Shares Redeemed	(1,293,349)	(2,362,662)	(1,244,951)
Net Increase (Decrease) From Capital Stock Transactions	(1,293,349)	2,584,350	2,491,353
Net Increase (Decrease) in Net Assets	(1,015,813)	5,061,932	2,450,233
Net Assets:
Beginning of Period	27,489,735	22,427,803	—
End of Period	$26,473,922	$27,489,735	$2,450,233
Undistributed Net Investment Income (Loss)	$(48,979)	$(60,353)	$(42,578)
Changes in Shares Outstanding
Shares Outstanding, Beginning of Period	1,050,000	950,000	—
Shares Sold	—	200,000	150,000
Shares Repurchased	(50,000)	(100,000)	(50,000)
End of Period	1,000,000	1,050,000	100,000

*	Commencement of operations.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares TrimTabs Float Shrink ETF		AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF		AdvisorShares YieldPro ETF
	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014	Six months ended December 31, 2014 (Unaudited)	For the period March 4, 2014* to June 30, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$508,887	$831,991	$9,493	$48,335	$1,597,429	$675,347
Net Realized Gain (Loss)	7,678,014	10,973,199	(140,720)	70,960	(2,136,268)	(769,325)
Net Change in Unrealized Appreciation (Depreciation)	3,444,829	5,511,917	(534,495)	1,505,268	(1,731,925)	1,250,673
Net Increase (Decrease) In Net Assets Resulting From Operations	11,631,730	17,317,107	(665,722)	1,624,563	(2,270,764)	1,156,695
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income	(1,045,971)	(300,553)	(11,634)	(54,540)	(1,572,428)	(532,662)
Total Distributions	(1,045,971)	(300,553)	(11,634)	(54,540)	(1,572,428)	(532,662)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	296,639,618	402,230,886	2,857,634	5,438,789	—	72,033,809
Value of Shares Redeemed	(269,948,728)	(307,889,188)	—	(1,694,175)	(8,454,181)	(622,577)
Net Increase (Decrease) From Capital Stock Transactions	26,690,890	94,341,698	2,857,634	3,744,614	(8,454,181)	71,411,232
Net Increase (Decrease) in Net Assets	37,276,649	111,358,252	2,180,278	5,314,637	(12,297,373)	72,035,265
Net Assets:
Beginning of Period	137,015,345	25,657,093	12,660,243	7,345,606	72,035,265	—
End of Period	$174,291,994	$137,015,345	$14,840,521	$12,660,243	$59,737,892	$72,035,265
Undistributed Net Investment Income (Loss)	$15,034	$552,118	$(2,141)	$–	$167,686	$142,685
Changes in Shares Outstanding
Shares Outstanding, Beginning of Period	2,675,000	625,000	325,000	225,000	2,850,000	—
Shares Sold	5,700,000	8,600,000	75,000	150,000	—	2,875,000
Shares Repurchased	(5,225,000)	(6,550,000)	—	(50,000)	(350,000)	(25,000)
End of Period	3,150,000	2,675,000	400,000	325,000	2,500,000	2,850,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Cash Flows

	AdvisorShares Accuvest Global Long Short ETF	AdvisorShares Athena International Bear ETF	AdvisorShares QAM Equity Hedge ETF	AdvisorShares Ranger Equity Bear ETF
	For the Six Months ended December 31, 2014	For the Six Months ended December 31, 2014	For the Six Months ended December 31, 2014	For the Six Months ended December 31, 2014
CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES:
Dividends and Interest received	$285,219	$2,212	$64,029	$3,521
Operating expenses paid	(199,943)	572	(67,192)	(1,432,834)
Net purchases of short-term investments	883,945	8,892	(424,014)	35,776,592
Realized gain (loss) on swap and option contracts	860,646	—	—	—
Purchases of long-term investments	(40,179,069)	—	(5,165,934)	—
Proceeds from disposition of long-term investments	53,246,575	198,614	5,569,928	—
Increase/Decrease in receivables for securities sold	—	—	—	5,851,386
Increase/Decrease in payables for securities purchased	—	—	—	(11,263,899)
Net increase/Decrease in short sales	—	68,622	(350,073)	(28,313,757)
Dividends paid	(2,100)	(7,506)	64,929	(257,309)
Interest paid	—	(6,527)	(6,791)	(746,230)
Net Cash Flows Provided (Used) By Operating Activities	14,895,273	264,879	(315,118)	(382,530)
CASH FLOWS PROVIDED (USED) BY FINANCING ACTIVITIES:
Distributions from net investment income and realized gains	—	—	1,427,898	—
Net proceeds from shares issued	8,443,813	528,161	(1,404,996)	31,995,905
Value of shares redeemend	(22,461,444)	(487,636)	—	(54,945,949)
Cash Dividends paid to shareholders	—	—	(64,929)	—
Deposits with brokers for swap contracts and short sales	(858,546)	(54,547)	360,534	23,332,574
Net Cash Flows Provided (Used) By Financing Activities	(14,876,177)	(14,022)	318,507	382,530
NET INCREASE/DECREASE IN CASH	19,096	250,857	3,389	—
Cash, Beginning of period	11,952	600,552	2,864	76,109,147
Cash, End of period	$31,048	$851,409	$6,253	$76,109,147
RECONCILIATION OF INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS TO NET CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES:
Increase/Decrease in Net Assets From Operations	$(863,218)	$(80,877)	$(98,082)	$(3,980,943)
Increase/Decrease in investments, at value	15,854,993	336,654	(267,305)	9,088,054
Increase/Decrease in payable for securities purchased	—	—	—	(11,263,899)
Increase/Decrease in receivable for securities sold	—	—	—	5,851,386
Increase/Decrease in dividends and interest receivable	193,158	38	(4,938)	202
Increase/Decrease in unrealized appreciation (depreciation) on swaps	(260,669)	—	—	—
Increase/Decrease in due from investment advisor	—	(1,376)	(236)	—
Increase/Decrease in prepaid expense	7,692	6,891	6,751	5,979
Increase/Decrease in interest payable	—	—	—	(29,197)
Increase/Decrease in dividends payable	(2,100)	(75)	64,929	(18,224)
Increase/Decrease in accrued expenses	(34,583)	3,624	(16,237)	(35,888)
Total Adjustments	15,758,491	345,756	(217,036)	3,598,413
Net Cash Flows Provided (Used) By Operating Activities	$14,895,273	$264,879	$(315,118)	$(382,530)

See accompanying Notes to Financial Statements.

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ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares Accuvest Global Long Short ETF
	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014	Year ended June 30, 2013	Year ended June 30, 2012	For the period July 9, 2010* to June 30, 2011
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$20.72	$21.83	$21.20	$20.86	$25.00
Investment Operations
Net Investment Income (Loss)(2)	(0.07)	(0.08)	(0.34)	(0.68)	(0.67)
Net Realized and Unrealized Gain (Loss)	(0.62)	(1.03)	0.97	1.33	(3.47)
Distributions of Net Realized Gains by other investment companies	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(8)	(0.69)	(1.11)	0.63	0.65	(4.14)
Distributions from Net Investment Income	—	—	—	(0.31)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	—	—	—	(0.31)	—
Net Asset Value, End of Period	$20.03	$20.72	$21.83	$21.20	$20.86
Market Value, End of Period	$19.98	$20.72	$21.98	$21.22	$20.86
Total Return
Total Investment Return Based on Net Asset Value(4)	(3.33)%	(5.08)%	2.97%	3.15%	(16.56)%
Total Investment Return Based on Market(4)	(3.57)%	(5.73)%	3.58%	3.24%	(16.56)%
Ratios/Supplemental Data
Net Assets, End of Period (000's omitted)	$11,015	$25,896	$42,573	$18,022	$9,385
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements, excluding interest and dividend expense(5)	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses, prior to expense waivers and reimbursements, including interest and dividend expense(5)	1.99%	1.89%	4.25%	8.15%	3.33%
Expenses, prior to expense waivers and reimbursements, excluding interest and dividend expense(5)	1.99%	1.66%	1.79%	3.88%	1.73%
Net investment Income (Loss)(5)	(0.70)%	(0.39)%	(1.57)%	(3.20)%	(2.82)%
Portfolio Turnover Rate(6)	162%	226%	270%	365%	751%

*	Commencement of operations.
(1)	Formerly known as, AdvisorShares Cambria Global Tactical ETF.
(2)	Based on average shares outstanding.
(3)	Less than $0.005.
(4)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period.
(5)	Ratios of periods of less than one year have been annualized.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund's capital shares.
(7)	Less than 0.5%.
(8)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares Accuvest Global Opportunities ETF				AdvisorShares Athena High Dividend ETF	AdvisorShares Athena International Bear ETF
	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014	Year ended June 30, 2013	For the period January 25, 2012* to June 30, 2012	For the period July 29, 2014* to December 31, 2014 (Unaudited)	Six months ended December 31, 2014 (Unaudited)	For the period July 18, 2013* to June 30, 2014
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$27.50	$26.41	$24.44	$25.00	$25.00	$20.40	$25.00
Investment Operations
Net Investment Income (Loss)(2)	(0.01)	0.23	0.12	0.31	0.44	(0.36)	(0.99)
Net Realized and Unrealized Gain (Loss)	(3.38)	1.07	2.16	(0.87)	(4.49)	(0.45)	(3.61)
Distributions of Net Realized Gains by other investment companies	—	—	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(8)	(3.39)	1.30	2.28	(0.56)	(4.05)	(0.81)	(4.60)
Distributions from Net Investment Income	(0.40)	(0.21)	(0.31)	—	(0.31)	—	—
Distributions from Realized Capital Gains	—	—	—	—	—	—	—
Total Distributions	(0.40)	(0.21)	(0.31)	—	(0.31)	—	—
Net Asset Value, End of Period	$23.71	$27.50	$26.41	$24.44	$20.64	$19.59	$20.40
Market Value, End of Period	$23.70	$27.48	$26.41	$24.45	$20.66	$19.60	$20.38
Total Return
Total Investment Return Based on Net Asset Value(4)	(12.31)%	4.89%	9.25%	(2.24)%	(16.24)%	(3.97)%	(18.40)%
Total Investment Return Based on Market(4)	(13.76)%	4.83%	9.18%	(2.20)%	(16.15)%	(3.83)%	(18.48)%
Ratios/Supplemental Data
Net Assets, End of Period (000's omitted)	$4,150	$25,434	$17,830	$13,442	$12,382	$980	$1,020
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements, excluding interest and dividend expense(5)	1.25%	1.25%	1.25%	1.25%	0.99%	1.50%	1.50%
Expenses, prior to expense waivers and reimbursements, including interest and dividend expense(5)	1.64%	1.52%	1.54%	2.27%	2.05%	13.39%	10.67%
Expenses, prior to expense waivers and reimbursements, excluding interest and dividend expense(5)	1.64%	1.52%	1.54%	2.27%	2.05%	10.94%	7.52%
Net investment Income (Loss)(5)	(0.11)%	0.86%	0.45%	2.90%	4.56%	(3.56)%	(4.49)%
Portfolio Turnover Rate(6)	230%	188%	100%	135%	83%	134%	481%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares EquityPro ETF
	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014	For the period July 10, 2012* to June 30, 2013
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$32.11	$27.13	$25.00
Investment Operations
Net Investment Income (Loss)(2)	0.31	1.24	0.22
Net Realized and Unrealized Gain (Loss)	(1.56)	4.08	2.06
Distributions of Net Realized Gains by other investment companies	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(8)	(1.25)	5.32	2.28
Distributions from Net Investment Income	(0.28)	(0.34)	(0.13)
Distributions from Realized Capital Gains	(0.49)	—	(0.02)
Total Distributions	(0.77)	(0.34)	(0.15)
Net Asset Value, End of Period	$30.09	$32.11	$27.13
Market Value, End of Period	$30.10	$32.11	$27.12
Total Return
Total Investment Return Based on Net Asset Value(4)	(3.93)%	19.71%	9.16%
Total Investment Return Based on Market(4)	(6.26)%	19.76%	9.11%
Ratios/Supplemental Data
Net Assets, End of Period (000's omitted)	$28,584	$20,070	$1,357
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements, excluding interest and dividend expense(5)	1.25%	1.25%	1.25%
Expenses, prior to expense waivers and reimbursements, including interest and dividend expense(5)	1.26%	1.92%	6.95%
Expenses, prior to expense waivers and reimbursements, excluding interest and dividend expense(5)	1.26%	1.92%	6.95%
Net investment Income (Loss)(5)	1.97%	4.13%	0.88%
Portfolio Turnover Rate(6)	184%	21%	43%

*	Commencement of operations.
(1)	Formerly known as, AdvisorShares Cambria Global Tactical ETF.
(2)	Based on average shares outstanding.
(3)	Less than $0.005.
(4)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period.
(5)	Ratios of periods of less than one year have been annualized.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund's capital shares.
(7)	Less than 0.5%.
(8)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares Gartman Gold/British Pound ETF (consolidated)		AdvisorShares Gartman Gold/Euro ETF (consolidated)		AdvisorShares Gartman Gold/Yen ETF (consolidated)
	Six months ended December 31, 2014 (Unaudited)	For the period February 11, 2014* to June 30, 2014	Six months ended December 31, 2014 (Unaudited)	For the period February 11, 2014* to June 30, 2014	Six months ended December 31, 2014 (Unaudited)	For the period February 11, 2014* to June 30, 2014
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$12.56	$12.80	$13.02	$12.80	$12.94	$12.80
Investment Operations
Net Investment Income (Loss)(2)	(0.04)	(0.03)	(0.04)	(0.03)	(0.04)	(0.03)
Net Realized and Unrealized Gain (Loss)	(0.29)	(0.21)	0.19	0.25	0.74	0.17
Distributions of Net Realized Gains by other investment companies	—	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(8)	(0.33)	(0.24)	0.15	0.22	0.70	0.14
Distributions from Net Investment Income	(0.56)	—	(0.14)	—	(0.04)	—
Distributions from Realized Capital Gains	(0.15)	—	(0.63)	—	(0.52)	—
Total Distributions	(0.71)	—	(0.77)	—	(0.56)	—
Net Asset Value, End of Period	$11.52	$12.56	$12.40	$13.02	$13.08	$12.94
Market Value, End of Period	$11.53	$12.61	$12.40	$13.07	$13.13	$13.04
Total Return
Total Investment Return Based on Net Asset Value(4)	(2.60)%	(1.88)%	1.28%	1.72%	5.41%	1.09%
Total Investment Return Based on Market(4)	(2.95)%	(1.48)%	0.79%	2.11%	4.97%	1.88%
Ratios/Supplemental Data
Net Assets, End of Period (000's omitted)	$576	$1,256	$2,480	$1,302	$7,521	$3,881
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements, excluding interest and dividend expense(5)	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses, prior to expense waivers and reimbursements, including interest and dividend expense(5)	10.96%	10.87%	7.29%	10.72%	3.20%	4.74%
Expenses, prior to expense waivers and reimbursements, excluding interest and dividend expense(5)	10.96%	10.87%	7.29%	10.72%	3.20%	4.74%
Net investment Income (Loss)(5)	(0.63)%	(0.63)%	(0.63)%	(0.63)%	(0.63)%	(0.63)%
Portfolio Turnover Rate(6)	0%	0%	0%	0%	0%	0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares Global Echo ETF
	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014	Year ended June 30, 2013	For the period May 23, 2012* to June 30, 2012
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$61.44	$54.38	$50.80	$50.00
Investment Operations
Net Investment Income (Loss)(2)	(0.03)	0.22	(0.07)	(0.02)
Net Realized and Unrealized Gain (Loss)	1.96	6.86	3.88	0.82
Distributions of Net Realized Gains by other investment companies	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(8)	1.93	7.08	3.81	0.80
Distributions from Net Investment Income	(0.33)	(0.02)	—	—
Distributions from Realized Capital Gains	—	—	(0.23)	—
Total Distributions	(0.33)	(0.02)	(0.23)	—
Net Asset Value, End of Period	$63.04	$61.44	$54.38	$50.80
Market Value, End of Period	$63.14	$61.46	$54.53	$50.99
Total Return
Total Investment Return Based on Net Asset Value(4)	3.16%	13.03%	7.54%	1.60%
Total Investment Return Based on Market(4)	3.30%	12.75%	7.43%	1.98%
Ratios/Supplemental Data
Net Assets, End of Period (000's omitted)	$6,304	$9,216	$5,438	$5,080
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements, excluding interest and dividend expense(5)	1.50%	1.50%	1.50%	1.50%
Expenses, prior to expense waivers and reimbursements, including interest and dividend expense(5)	1.50%	1.50%	1.50%	1.50%
Expenses, prior to expense waivers and reimbursements, excluding interest and dividend expense(5)	1.50%	1.50%	1.50%	1.50%
Net investment Income (Loss)(5)	(0.11)%	0.37%	(0.13)%	(0.32)%
Portfolio Turnover Rate(6)	33%	157%	180%	70%

*	Commencement of operations.
(1)	Formerly known as, AdvisorShares Cambria Global Tactical ETF.
(2)	Based on average shares outstanding.
(3)	Less than $0.005.
(4)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period.
(5)	Ratios of periods of less than one year have been annualized.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund's capital shares.
(7)	Less than 0.5%.
(8)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares International Gold ETF		AdvisorShares Madrona Domestic ETF
	Six months ended December 31, 2014 (Unaudited)	For the period February 11, 2014* to June 30, 2014	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014	Year ended June 30, 2013	Year ended June 30, 2012	For the period June 21, 2011* to June 30, 2011
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$12.88	$12.80	$41.26	$32.34	$25.31	$26.07	$25.00
Investment Operations
Net Investment Income (Loss)(2)	0.12	(0.05)	0.09	0.11	0.15	0.10	0.00(3)
Net Realized and Unrealized Gain (Loss)	(0.30)	0.13	1.61	8.91	7.01	(0.79)	1.07
Distributions of Net Realized Gains by other investment companies	—	—	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(8)	(0.18)	0.08	1.70	9.02	7.16	(0.69)	1.07
Distributions from Net Investment Income	(0.16)	—	(0.14)	(0.10)	(0.13)	(0.07)	—
Distributions from Realized Capital Gains	—	—	—	—	—	—	—
Total Distributions	(0.16)	—	(0.14)	(0.10)	(0.13)	(0.07)	—
Net Asset Value, End of Period	$12.54	$12.88	$42.82	$41.26	$32.34	$25.31	$26.07
Market Value, End of Period	$12.42	$12.78	$42.81	$41.26	$32.34	$25.28	$26.07
Total Return
Total Investment Return Based on Net Asset Value(4)	(1.42)%	0.63%	4.11%	27.93%	28.37%	(2.65)%	4.28%
Total Investment Return Based on Market(4)	(2.82)%	(0.16)%	4.09%	27.93%	28.52%	(2.76)%	4.28%
Ratios/Supplemental Data
Net Assets, End of Period (000's omitted)	$627	$1,288	$29,973	$24,755	$18,593	$15,188	$2,607
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements, excluding interest and dividend expense(5)	0.95%	0.95%	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, prior to expense waivers and reimbursements, including interest and dividend expense(5)	8.68%	10.36%	1.37%	1.42%	1.61%	1.46%	10.96%
Expenses, prior to expense waivers and reimbursements, excluding interest and dividend expense(5)	8.68%	10.36%	1.37%	1.42%	1.61%	1.46%	10.96%
Net investment Income (Loss)(5)	1.94%	(0.95)%	0.42%	0.31%	0.51%	0.40%	0.23%
Portfolio Turnover Rate(6)	0%	2%	0%(7)	14%	33%	40%	0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares Madrona Global Bond ETF
	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014	Year ended June 30, 2013	Year ended June 30, 2012	For the period June 21, 2011* to June 30, 2011
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$26.36	$25.05	$25.69	$25.01	$25.00
Investment Operations
Net Investment Income (Loss)(2)	0.47	0.86	0.72	0.71	0.01
Net Realized and Unrealized Gain (Loss)	(0.80)	1.30	(0.66)	0.67	—
Distributions of Net Realized Gains by other investment companies	—	—	0.01	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(8)	(0.33)	2.16	0.07	1.38	0.01
Distributions from Net Investment Income	(0.45)	(0.85)	(0.71)	(0.70)	—
Distributions from Realized Capital Gains	—	—	(0.00)(3)	—	—
Total Distributions	(0.45)	(0.85)	(0.71)	(0.70)	—
Net Asset Value, End of Period	$25.58	$26.36	$25.05	$25.69	$25.01
Market Value, End of Period	$25.61	$26.42	$24.96	$25.68	$25.02
Total Return
Total Investment Return Based on Net Asset Value(4)	(1.25)%	8.80%	0.20%	5.59%	0.04%
Total Investment Return Based on Market(4)	(1.36)%	9.44%	(0.13)%	5.49%	0.08%
Ratios/Supplemental Data
Net Assets, End of Period (000's omitted)	$27,496	$24,383	$22,543	$21,195	$2,501
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements, excluding interest and dividend expense(5)	0.95%	0.95%	0.95%	0.95%	0.95%
Expenses, prior to expense waivers and reimbursements, including interest and dividend expense(5)	1.03%	1.07%	1.02%	0.99%	11.08%
Expenses, prior to expense waivers and reimbursements, excluding interest and dividend expense(5)	1.03%	1.07%	1.02%	0.99%	11.08%
Net investment Income (Loss)(5)	3.56%	3.36%	2.73%	2.81%	1.68%
Portfolio Turnover Rate(6)	19%	20%	28%	12%	0%

*	Commencement of operations.
(1)	Formerly known as, AdvisorShares Cambria Global Tactical ETF.
(2)	Based on average shares outstanding.
(3)	Less than $0.005.
(4)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period.
(5)	Ratios of periods of less than one year have been annualized.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund's capital shares.
(7)	Less than 0.5%.
(8)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares Madrona International ETF
	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014	Year ended June 30, 2013	Year ended June 30, 2012	For the period June 21, 2011* to June 30, 2011
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$29.66	$23.97	$21.06	$26.17	$25.00
Investment Operations
Net Investment Income (Loss)(2)	0.10	0.41	0.39	0.32	0.01
Net Realized and Unrealized Gain (Loss)	(3.58)	5.77	2.82	(5.33)	1.16
Distributions of Net Realized Gains by other investment companies	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(8)	(3.48)	6.18	3.21	(5.01)	1.17
Distributions from Net Investment Income	(0.47)	(0.49)	(0.30)	(0.08)	—
Distributions from Realized Capital Gains	—	—	—	(0.02)	—
Total Distributions	(0.47)	(0.49)	(0.30)	(0.10)	—
Net Asset Value, End of Period	$25.71	$29.66	$23.97	$21.06	$26.17
Market Value, End of Period	$25.73	$29.58	$23.95	$21.11	$26.18
Total Return
Total Investment Return Based on Net Asset Value(4)	(11.76)%	25.91%	15.24%	(19.11)%	4.68%
Total Investment Return Based on Market(4)	(11.43)%	25.64%	14.86%	(18.95)%	4.72%
Ratios/Supplemental Data
Net Assets, End of Period (000's omitted)	$16,709	$19,279	$14,978	$14,219	$2,617
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements, excluding interest and dividend expense(5)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, prior to expense waivers and reimbursements, including interest and dividend expense(5)	1.65%	1.55%	1.65%	1.54%	10.99%
Expenses, prior to expense waivers and reimbursements, excluding interest and dividend expense(5)	1.65%	1.55%	1.65%	1.54%	10.99%
Net investment Income (Loss)(5)	0.67%	1.48%	1.65%	1.48%	1.14%
Portfolio Turnover Rate(6)	41%	182%	93%	110%	19%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares Meidell Tactical Advantage ETF
	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014	Year ended June 30, 2013	Year ended June 30, 2012	For the period June 23, 2011* to June 30, 2011
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$30.00	$28.33	$25.12	$25.06	$25.00
Investment Operations
Net Investment Income (Loss)(2)	0.05	0.14	0.14	0.00 (3)	0.01
Net Realized and Unrealized Gain (Loss)	0.25	1.53	3.30	0.08	0.05
Distributions of Net Realized Gains by other investment companies	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(8)	0.30	1.67	3.44	0.08	0.06
Distributions from Net Investment Income	(0.18)	—	(0.23)	(0.02)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(0.18)	—	(0.23)	(0.02)	—
Net Asset Value, End of Period	$30.12	$30.00	$28.33	$25.12	$25.06
Market Value, End of Period	$30.12	$30.00	$28.37	$25.48	$25.07
Total Return
Total Investment Return Based on Net Asset Value(4)	0.99%	5.89%	13.81%	0.31%	0.24%
Total Investment Return Based on Market(4)	0.40%	5.75%	12.33%	1.71%	0.28%
Ratios/Supplemental Data
Net Assets, End of Period (000's omitted)	$15,812	$15,750	$9,209	$5,652	$2,506
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements, excluding interest and dividend expense(5)	1.35%	1.35%	1.35%	1.35%	1.35%
Expenses, prior to expense waivers and reimbursements, including interest and dividend expense(5)	2.07%	2.12%	2.99%	3.69%	13.70%
Expenses, prior to expense waivers and reimbursements, excluding interest and dividend expense(5)	2.07%	2.12%	2.99%	3.69%	13.70%
Net investment Income (Loss)(5)	0.30%	0.49%	0.51%	0.01%	1.00%
Portfolio Turnover Rate(6)	378%	687%	605%	817%	5%

*	Commencement of operations.
(1)	Formerly known as, AdvisorShares Cambria Global Tactical ETF.
(2)	Based on average shares outstanding.
(3)	Less than $0.005.
(4)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period.
(5)	Ratios of periods of less than one year have been annualized.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund's capital shares.
(7)	Less than 0.5%.
(8)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares Morgan Creek Global Tactical ETF(1)					AdvisorShares Newfleet Multi-Sector Income ETF
	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014	Year ended June 30, 2013	Year ended June 30, 2012	For the period October 26, 2010* to June 30, 2011	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014	For the period March 19, 2013* to June 30, 2013
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$26.19	$23.78	$23.69	$25.92	$25.10	$49.94	$49.04	$50.00
Investment Operations
Net Investment Income (Loss)(2)	0.15	0.30	0.38	0.21	0.25	0.65	1.26	0.28
Net Realized and Unrealized Gain (Loss)	(0.72)	2.11	0.27	(2.24)	0.79	(0.79)	0.99	(0.99)
Distributions of Net Realized Gains by other investment companies	—	—	0.00 (3)	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(8)	(0.57)	2.41	0.65	(2.03)	1.04	(0.14)	2.25	(0.71)
Distributions from Net Investment Income	(0.64)	—	(0.56)	—	(0.22)	(0.73)	(1.35)	(0.25)
Distributions from Realized Capital Gains	—	—	—	(0.20)	—	—	—	—
Total Distributions	(0.64)	—	(0.56)	(0.20)	(0.22)	(0.73)	(1.35)	(0.25)
Net Asset Value, End of Period	$24.98	$26.19	$23.78	$23.69	$25.92	$49.07	$49.94	$49.04
Market Value, End of Period	$24.94	$26.16	$23.79	$23.64	$25.93	$49.14	$49.94	$49.01
Total Return
Total Investment Return Based on Net Asset Value(4)	(2.18)%	10.13%	2.68%	(7.84)%	4.17%	(0.28)%	4.65%	(1.42)%
Total Investment Return Based on Market(4)	(4.66)%	9.96%	2.92%	(8.07)%	4.20%	(0.15)%	4.70%	(1.48)%
Ratios/Supplemental Data
Net Assets, End of Period (000's omitted)	$13,737	$36,667	$49,942	$78,171	$178,837	$191,376	$154,811	$83,362
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements, excluding interest and dividend expense(5)	1.25%	1.25%	1.15%	0.99%	1.02%	0.75%	0.75%	0.75%
Expenses, prior to expense waivers and reimbursements, including interest and dividend expense(5)	1.85%	1.24%	1.15%	1.08%	1.04%	0.82%	0.83%	1.13%
Expenses, prior to expense waivers and reimbursements, excluding interest and dividend expense(5)	1.85%	1.24%	1.15%	1.08%	1.04%	0.82%	0.83%	1.13%
Net investment Income (Loss)(5)	1.18%	1.19%	1.54%	0.87%	1.45%	2.61%	2.55%	1.98%
Portfolio Turnover Rate(6)	152%	232%	236%	475%	187%	23%	85%	105%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares Peritus High Yield ETF
	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014	Year ended June 30, 2013	Year ended June 30, 2012	For the period December 1, 2010* to June 30, 2011
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$53.27	$50.43	$48.59	$51.59	$50.00
Investment Operations
Net Investment Income (Loss)(2)	1.86	4.14	4.28	4.20	2.25
Net Realized and Unrealized Gain (Loss)	(10.78)	2.69	1.66	(2.74)	1.30
Distributions of Net Realized Gains by other investment companies	—	—	—	0.00 (3)	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(8)	(8.92)	6.83	5.94	1.46	3.55
Distributions from Net Investment Income	(2.26)	(3.95)	(4.09)	(3.99)	(1.96)
Distributions from Realized Capital Gains	—	(0.04)	(0.01)	(0.47)	—
Total Distributions	(2.26)	(3.99)	(4.10)	(4.46)	(1.96)
Net Asset Value, End of Period	$42.09	$53.27	$50.43	$48.59	$51.59
Market Value, End of Period	$41.16	$53.27	$49.91	$48.64	$51.87
Total Return
Total Investment Return Based on Net Asset Value(4)	(17.16)%	14.04%	12.58%	3.27%	7.16%
Total Investment Return Based on Market(4)	(18.91)%	15.20%	11.29%	2.75%	7.73%
Ratios/Supplemental Data
Net Assets, End of Period (000's omitted)	$433,563	$1,075,997	$259,729	$92,328	$43,851
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements, excluding interest and dividend expense(5)	1.20%	1.18%	1.25%	1.35%	1.34%
Expenses, prior to expense waivers and reimbursements, including interest and dividend expense(5)	1.20%	1.18%	1.23%	1.35%	1.57%
Expenses, prior to expense waivers and reimbursements, excluding interest and dividend expense(5)	1.20%	1.18%	1.23%	1.35%	1.57%
Net investment Income (Loss)(5)	7.34%	7.95%	8.44%	8.64%	7.47%
Portfolio Turnover Rate(6)	39%	87%	37%	80%	81%

*	Commencement of operations.
(1)	Formerly known as, AdvisorShares Cambria Global Tactical ETF.
(2)	Based on average shares outstanding.
(3)	Less than $0.005.
(4)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period.
(5)	Ratios of periods of less than one year have been annualized.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund's capital shares.
(7)	Less than 0.5%.
(8)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares Pring Turner Business Cycle ETF			AdvisorShares QAM Equity Hedge ETF
	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014	For the period December 18, 2012* to June 30, 2013	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014	For the period August 7, 2012* to June 30, 2013
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$29.00	$25.46	$25.00	$28.48	$26.21	$25.00
Investment Operations
Net Investment Income (Loss)(2)	0.19	0.24	0.18	0.02	(0.20)	(0.12)
Net Realized and Unrealized Gain (Loss)	(3.24)	3.60	0.28	(0.27)	2.95	1.51
Distributions of Net Realized Gains by other investment companies	—	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(8)	(3.05)	3.84	0.46	(0.25)	2.75	1.39
Distributions from Net Investment Income	(0.31)	(0.30)	—	—	—	(0.08)
Distributions from Realized Capital Gains	—	—	—	(0.22)	(0.48)	(0.10)
Total Distributions	(0.31)	(0.30)	—	(0.22)	(0.48)	(0.18)
Net Asset Value, End of Period	$25.64	$29.00	$25.46	$28.01	$28.48	$26.21
Market Value, End of Period	$25.63	$29.04	$25.47	$27.98	$28.45	$26.16
Total Return
Total Investment Return Based on Net Asset Value(4)	(10.53)%	15.19%	1.84%	(0.90)%	10.52%	5.57%
Total Investment Return Based on Market(4)	(10.69)%	15.30%	1.88%	(1.65)%	10.62%	5.36%
Ratios/Supplemental Data
Net Assets, End of Period (000's omitted)	$4,486	$5,074	$5,729	$8,402	$8,543	$3,932
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements, excluding interest and dividend expense(5)	1.49%	1.49%	1.49%	1.50%	1.50%	1.50%
Expenses, prior to expense waivers and reimbursements, including interest and dividend expense(5)	3.20%	2.55%	4.70%	2.90%	2.66%	4.61%
Expenses, prior to expense waivers and reimbursements, excluding interest and dividend expense(5)	3.20%	2.55%	4.70%	2.72%	2.46%	4.55%
Net investment Income (Loss)(5)	1.39%	0.91%	1.35%	0.12%	(0.71)%	(0.50)%
Portfolio Turnover Rate(6)	53%	35%	26%	66%	179%	114%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares Ranger Equity Bear ETF
	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014	Year ended June 30, 2013	Year ended June 30, 2012	For the period January 27, 2011* to June 30, 2011
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$11.78	$16.17	$23.33	$22.65	$25.00
Investment Operations
Net Investment Income (Loss)(2)	(0.17)	(0.38)	(0.60)	(0.72)	(0.30)
Net Realized and Unrealized Gain (Loss)	(0.14)	(4.01)	(6.56)	1.40	(2.05)
Distributions of Net Realized Gains by other investment companies	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(8)	(0.31)	(4.39)	(7.16)	0.68	(2.35)
Distributions from Net Investment Income	—	—	—	—	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	—	—	—	—	—
Net Asset Value, End of Period	$11.47	$11.78	$16.17	$23.33	$22.65
Market Value, End of Period	$11.45	$11.79	$16.16	$23.34	$22.65
Total Return
Total Investment Return Based on Net Asset Value(4)	(2.63)%	(27.15)%	(30.69)%	3.00%	(9.40)%
Total Investment Return Based on Market(4)	(2.88)%	(27.04)%	(30.76)%	3.05%	(9.40)%
Ratios/Supplemental Data
Net Assets, End of Period (000's omitted)	$135,021	$161,952	$218,357	$313,223	$50,389
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements, excluding interest and dividend expense(5)	1.65%	1.65%	1.61%	1.69%	1.79%
Expenses, prior to expense waivers and reimbursements, including interest and dividend expense(5)	2.77%	2.87%	3.12%	3.06%	3.16%
Expenses, prior to expense waivers and reimbursements, excluding interest and dividend expense(5)	1.65%	1.65%	1.61%	1.68%	1.88%
Net investment Income (Loss)(5)	(2.77)%	(2.81)%	(3.11)%	(3.06)%	(3.07)%
Portfolio Turnover Rate(6)	225%	484%	697%	756%	635%

*	Commencement of operations.
(1)	Formerly known as, AdvisorShares Cambria Global Tactical ETF.
(2)	Based on average shares outstanding.
(3)	Less than $0.005.
(4)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period.
(5)	Ratios of periods of less than one year have been annualized.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund's capital shares.
(7)	Less than 0.5%.
(8)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares Sage Core Reserves ETF		AdvisorShares STAR Global Buy-Write ETF			AdvisorShares Sunrise Global Multi-Strategy ETF
	Six months ended December 31, 2014 (Unaudited)	For the period January 14, 2014* to June 30, 2014	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014	For the period September 17, 2012* to June 30, 2013	For the period July 8, 2014* to December 31, 2014
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$99.78	$100.00	$26.18	$23.61	$25.00	$25.00
Investment Operations
Net Investment Income (Loss)(2)	0.10	0.36	0.01	(0.10)	(0.03)	0.03
Net Realized and Unrealized Gain (Loss)	(0.34)	(0.25)	0.28	2.67	(1.16)	(0.08)
Distributions of Net Realized Gains by other investment companies	—	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(8)	(0.24)	0.11	0.29	2.57	(1.19)	(0.05)
Distributions from Net Investment Income	(0.34)	(0.33)	—	—	(0.17)	(0.45)
Distributions from Realized Capital Gains	—	—	—	—	(0.03)	—
Total Distributions	(0.34)	(0.33)	—	—	(0.20)	(0.45)
Net Asset Value, End of Period	$99.20	$99.78	$26.47	$26.18	$23.61	$24.50
Market Value, End of Period	$99.20	$99.80	$26.45	$26.22	$23.62	$24.40
Total Return
Total Investment Return Based on Net Asset Value(4)	(0.24)%	0.11%	1.11%	10.89%	(4.80)%	(0.22)%
Total Investment Return Based on Market(4)	(0.26)%	0.13%	0.88%	11.00%	(4.76)%	(2.40)%
Ratios/Supplemental Data
Net Assets, End of Period (000's omitted)	$37,202	$37,419	$26,474	$27,490	$22,428	$2,450
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements, excluding interest and dividend expense(5)	0.35%	0.35%	1.85%	1.85%	1.85%	1.75%
Expenses, prior to expense waivers and reimbursements, including interest and dividend expense(5)	0.77%	0.73%	1.86%	1.79%	2.35%	6.18%
Expenses, prior to expense waivers and reimbursements, excluding interest and dividend expense(5)	0.77%	0.73%	1.86%	1.79%	2.35%	6.18%
Net investment Income (Loss)(5)	0.20%	0.78%	0.09%	(0.42)%	(0.14)%	0.24%
Portfolio Turnover Rate(6)	27%	12%	24%	166%	40%	127%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares TrimTabs Float Shrink ETF
	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014	Year ended June 30, 2013	For the period October 5, 2011* to June 30, 2012
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$51.22	$41.05	$33.16	$26.20
Investment Operations
Net Investment Income (Loss)(2)	0.18	0.43	0.23	0.07
Net Realized and Unrealized Gain (Loss)	4.27	9.89	7.99	6.90
Distributions of Net Realized Gains by other investment companies	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(8)	4.45	10.32	8.22	6.97
Distributions from Net Investment Income	(0.34)	(0.15)	(0.21)	(0.01)
Distributions from Realized Capital Gains	—	—	(0.12)	—
Total Distributions	(0.34)	(0.15)	(0.33)	(0.01)
Net Asset Value, End of Period	$55.33	$51.22	$41.05	$33.16
Market Value, End of Period	$55.34	$51.25	$41.13	$33.24
Total Return
Total Investment Return Based on Net Asset Value(4)	8.68%	25.18%	25.01%	26.62%
Total Investment Return Based on Market(4)	8.64%	25.00%	24.96%	26.93%
Ratios/Supplemental Data
Net Assets, End of Period (000's omitted)	$174,292	$137,015	$25,657	$8,291
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements, excluding interest and dividend expense(5)	0.99%	0.99%	0.99%	0.99%
Expenses, prior to expense waivers and reimbursements, including interest and dividend expense(5)	1.13%	1.16%	1.90%	2.34%
Expenses, prior to expense waivers and reimbursements, excluding interest and dividend expense(5)	1.13%	1.16%	1.90%	2.34%
Net investment Income (Loss)(5)	0.68%	0.90%	0.62%	0.31%
Portfolio Turnover Rate(6)	0%	7%	57%	201%

*	Commencement of operations.
(1)	Formerly known as, AdvisorShares Cambria Global Tactical ETF.
(2)	Based on average shares outstanding.
(3)	Less than $0.005.
(4)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period.
(5)	Ratios of periods of less than one year have been annualized.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund's capital shares.
(7)	Less than 0.5%.
(8)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF					AdvisorShares YieldPro ETF
	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014	Year ended June 30, 2013	Year ended June 30, 2012	For the period July 21, 2010* to June 30, 2011	Six months ended December 31, 2014 (Unaudited)	For the period March 4, 2014* to June 30, 2014
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$38.95	$32.65	$28.72	$31.46	$25.00	$25.28	$25.00
Investment Operations
Net Investment Income (Loss)(2)	0.03	0.18	0.11	0.07	0.15	0.58	0.29
Net Realized and Unrealized Gain (Loss)	(1.85)	6.29	3.99	(2.58)	6.40	(1.39)	0.20
Distributions of Net Realized Gains by other investment companies	—	—	0.00(3)	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(8)	(1.82)	6.47	4.10	(2.51)	6.55	(0.81)	0.49
Distributions from Net Investment Income	(0.03)	(0.17)	(0.17)	(0.11)	(0.09)	(0.57)	(0.21)
Distributions from Realized Capital Gains	—	—	—	(0.12)	—	—	—
Total Distributions	(0.03)	(0.17)	(0.17)	(0.23)	(0.09)	(0.57)	(0.21)
Net Asset Value, End of Period	$37.10	$38.95	$32.65	$28.72	$31.46	$23.90	$25.28
Market Value, End of Period	$37.14	$38.93	$32.63	$28.70	$31.58	$23.84	$25.31
Total Return
Total Investment Return Based on Net Asset Value(4)	(4.67)%	19.85%	14.30%	(7.94)%	26.21%	(3.22)%	1.95%
Total Investment Return Based on Market(4)	(4.52)%	19.85%	14.29%	(8.36)%	26.69%	(3.57)%	2.07%
Ratios/Supplemental Data
Net Assets, End of Period (000's omitted)	$14,841	$12,660	$7,346	$6,462	$8,651	$59,738	$72,035
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements, excluding interest and dividend expense(5)	1.25%	1.25%	1.25%	1.25%	1.25%	1.00%	1.07%
Expenses, prior to expense waivers and reimbursements, including interest and dividend expense(5)	1.76%	1.67%	2.52%	4.17%	3.04%	1.00%	1.07%
Expenses, prior to expense waivers and reimbursements, excluding interest and dividend expense(5)	1.76%	1.67%	2.52%	4.17%	3.04%	1.00%	1.07%
Net investment Income (Loss)(5)	0.14%	0.50%	0.36%	0.24%	0.52%	4.64%	3.64%
Portfolio Turnover Rate(6)	11%	24%	38%	16%	34%	38%	8%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2014

1. Organization

AdvisorShares Trust (the “Trust”) was organized as a Delaware statutory trust on July 30, 2007 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”). The Trust is comprised of 26 active funds (the “Funds” or “ETFs” and individually, the “Fund” or “ETF”):

Fund	Ticker	Commencement of Operations
AdvisorShares Accuvest Global Long Short ETF	AGLS	July 9, 2010
AdvisorShares Accuvest Global Opportunities ETF	ACCU	January 25, 2012
AdvisorShares Athena High Dividend ETF	DIVI	July 29, 2014
AdvisorShares Athena International Bear ETF	HDGI	July 18, 2013
AdvisorShares EquityPro ETF	EPRO	July 10, 2012
AdvisorShares Gartman Gold/British Pound ETF	GGBP	February 11, 2014
AdvisorShares Gartman Gold/Euro ETF	GEUR	February 11, 2014
AdvisorShares Gartman Gold/Yen ETF	GYEN	February 11, 2014
AdvisorShares Global Echo ETF	GIVE	May 23, 2012
AdvisorShares International Gold ETF	GLDE	February 11, 2014
AdvisorShares Madrona Domestic ETF	FWDD	June 21, 2011
AdvisorShares Madrona Global Bond ETF	FWDB	June 21, 2011
AdvisorShares Madrona International ETF	FWDI	June 21, 2011
AdvisorShares Meidell Tactical Advantage ETF	MATH	June 23, 2011
AdvisorShares Morgan Creek Global Tactical ETF (formerly known as, AdvisorShares Cambria Global Tactical ETF)	GTAA	October 26, 2010
AdvisorShares Newfleet Multi-Sector Income ETF	MINC	March 19, 2013
AdvisorShares Peritus High Yield ETF	HYLD	December 1, 2010
AdvisorShares Pring Turner Business Cycle ETF	DBIZ	December 18, 2012
AdvisorShares QAM Equity Hedge ETF	QEH	August 7, 2012
AdvisorShares Ranger Equity Bear ETF	HDGE	January 27, 2011
AdvisorShares Sage Core Reserves ETF	HOLD	January 14, 2014
AdvisorShares STAR Global Buy-Write ETF	VEGA	September 17, 2012
AdvisorShares Sunrise Global Multi-Strategy ETF	MULT	July 8, 2014
AdvisorShares TrimTabs Float Shrink ETF	TTFS	October 5, 2011
AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF	AADR	July 21, 2010
AdvisorShares YieldPro ETF	YPRO	March 4, 2014

Effective July 28, 2014, AdvisorShares Cambria Global Tactical ETF changed its name to AdvisorShares Morgan Creek Global Tactical ETF.

AdvisorShares Accuvest Global Long Short ETF (“Accuvest Global Long Short ETF”) seeks average annual returns in excess of the total return of the MSCI World Index by investing in both long and short positions in Underlying ETFs that offer diversified exposure to global regions. The Fund may also use derivatives tied to the broad market indices when establishing net long and net short exposure on top of the core long/short portfolio.

AdvisorShares Accuvest Global Opportunities ETF (“Accuvest Global Opportunities ETF”) seeks long-term capital appreciation in excess of global equity benchmarks such as the MSCI All Country World Index by investing primarily in Underlying ETFs that provide diversified exposure to select economies around the world.

ADVISORSHARES TRUST
Notes to Financial Statements (continued)
December 31, 2014

1. Organization - (continued)

AdvisorShares Athena High Dividend ETF (“Athena High Dividend ETF”) seeks long-term capital appreciation. The Portfolio Manager uses a behavioral finance approach to identifying securities for DIVI’s portfolio. Stocks are screened and selected using the Portfolio Manager’s patented research.

AdvisorShares Athena International Bear ETF (“Athena International Bear ETF”) seeks capital appreciation through short sales of international equity securities. The Portfolio Manager uses a behavioral finance approach to identifying securities to short. Stocks are screened and selected using the Portfolio Manager’s patented behavioral research.

AdvisorShares EquityPro ETF (“EquityPro ETF”) is a broadly diversified global equity ETF which seeks long-term capital growth. EPRO utilizes a “top-down” thematic approach while employing a proprietary security selection process and from time to time will employ risk management techniques to lower portfolio volatility and risk. The Portfolio Manager seeks to achieve this objective by investing primarily in other ETPs, individual stocks, and American Depositary Receipts (ADRs) that provide investment exposure to global equity markets and that meet certain selection criteria established by the Portfolio Manager.

AdvisorShares Gartman Gold/British Pound ETF (“Gartman Gold/British Pound ETF”) seeks to provide positive returns by utilizing the British pound to invest its assets in the gold market. GGBP offers investors an alternative method to invest in gold by financing gold purchases in liquid currencies other than the U.S. dollar. The British pound is obtained through the sale of either exchange-traded currency futures or “over-the-counter” foreign exchange forward contracts.

AdvisorShares Gartman Gold/Euro ETF (“Gartman Gold/Euro ETF”) seeks to provide positive returns by utilizing the European Union’s Euro to invest its assets in the gold market. GEUR offers investors an alternative method to invest in gold by financing gold purchases in liquid currencies other than the U.S. dollar. Euros are obtained through the sale of either exchange-traded currency futures or “over-the-counter” foreign exchange forward contracts.

AdvisorShares Gartman Gold/Yen ETF (“Gartman Gold/Yen ETF”) seeks to provide positive returns by utilizing the Japanese yen to invest its assets in the gold market. GYEN offers investors an alternative method to invest in gold by financing gold purchases in liquid currencies other than the U.S. dollar. The Japanese yen is obtained through the sale of either exchange-traded currency futures or “over-the-counter” foreign exchange forward contracts.

AdvisorShares Global Echo ETF (“Global Echo ETF”) seeks long-term capital appreciation with an emphasis on absolute (positive) returns and low sensitivity to traditional financial market indices, such as the S&P 500 Index, over a full market cycle. The Fund is a multi-manager, multi-strategy, broadly diversified, and actively managed ETF with a focus on sustainable investing.

AdvisorShares International Gold ETF (“International Gold ETF”) seeks to provide positive absolute returns by investing in exchange-traded products (ETPs) that provide diversified exposure to the international gold market. GLDE offers investors an alternative method to invest in gold by financing gold purchases in liquid currencies other than the U.S. dollar.

AdvisorShares Madrona Domestic ETF (“Madrona Domestic ETF”) seeks to provide long-term capital appreciation above the capital appreciation of its benchmark, the S&P 500 Index by selecting a portfolio of up to 500 of the largest U.S. traded equity securities using a weighted allocation system based on consensus analyst estimates of the present value of future expected earnings relative to the share price of each security.

AdvisorShares Madrona Global Bond ETF (“Madrona Global Bond ETF”) seeks investment results that exceed the price and yield performance of its benchmark, the Barclays Capital Aggregate Bond Index.

ADVISORSHARES TRUST
Notes to Financial Statements (continued)
December 31, 2014

1. Organization - (continued)

The Portfolio Manager seeks to achieve this objective by selecting a diversified portfolio of fixed income exchange-traded products (ETPs), including but not limited to, exchange-traded notes (ETNs), exchange-traded currency trusts and exchange-traded commodity pools. FWDB invests in at least 12 distinct global bond classes that cover the entire global investable bond universe. The Portfolio Manager constructs FWDB’s portfolio using a weighted allocation system based on historic yield curve analysis and a mean reversion strategy.

AdvisorShares Madrona International ETF (“Madrona International ETF”) seeks to provide long-term capital appreciation above the capital appreciation of its international benchmarks, such as the MSCI EAFE Index, the Fund’s primary benchmark, and the BNY Mellon Classic ADR Index, the Fund’s secondary benchmark. The Fund seeks to achieve this objective by selecting a portfolio primarily composed of at least 250 of the largest American Depositary Receipts (ADRs) from among the largest issuers of Europe, Australasia and the Far East (EAFE) and Canada. It’s portfolio may also include ADRs that provide exposure to certain markets deemed to be emerging markets.

AdvisorShares Meidell Tactical Advantage ETF (“Meidell Tactical Advantage ETF”) seeks to provide long-term capital appreciation and capital preservation. The Fund is considered a “fund-of-funds” that seeks to achieve this investment objective by managing a tactical strategy that has the ability to dynamically rebalance the Fund’s portfolio from as much as 100% equity assets to 100% fixed income assets or cash and cash equivalents depending on market trends. The Fund employs a long tactical strategy that seeks to minimize portfolio losses by rotating out of higher volatility assets and lower volatility assets depending on the Fund’s current view of risks in different asset classes.

AdvisorShares Morgan Creek Global Tactical ETF (“Morgan Creek Global Tactical ETF”) seeks to preserve and grow capital from investments in the U.S. and foreign equity, fixed income, commodity and currency markets, independent of market direction. The Portfolio Manager seeks to achieve GTAA’s objective by utilizing a combination a qualitative and quantitative approaches with established risk management controls to actively manage the portfolio in an attempt to control the downside losses and protect capital.

AdvisorShares Newfleet Multi-Sector Income ETF (“Newfleet Multi-Sector Income ETF”) seeks to provide current income consistent with preservation of capital, while limiting fluctuations in net asset value (“NAV”) due to changes in interest rates. In seeking to achieve the Fund’s investment objective, the Sub-Advisor applies a time-tested approach and extensive credit research to capitalize on opportunities across undervalued areas of the bond markets. The Fund principally invests in investment-grade securities, which are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization or, if unrated, those securities that the Sub-Advisor determines to be of comparable quality.

AdvisorShares Peritus High Yield ETF (“Peritus High Yield ETF”) seeks high current income by investing in a focused portfolio of high yield debt securities commonly referred to as “junk bonds”. The Fund does not have any portfolio maturity limitation and may invest in instruments with short-term, medium-term or long-term maturities.

AdvisorShares Pring Turner Business Cycle ETF (“Pring Turner Business Cycle ETF”) seeks long-term growth from capital appreciation and income. The cornerstone of the Portfolio Manager’s investment philosophy rests on the core belief of building wealth consistently while minimizing portfolio risk. DBIZ is a multi-asset class fund that dynamically allocates among stock, bond, inflation-sensitive securities, and cash. The Portfolio Manager has developed a pro-active asset allocation and sector rotation process designed around the stage changes in the business cycle. DBIZ’s disciplined

ADVISORSHARES TRUST
Notes to Financial Statements (continued)
December 31, 2014

1. Organization - (continued)

decision-making employs multiple layers of input including business cycle, fundamental, and technical analysis. This adaptive approach combines continuous asset allocation changes, diversification with careful sector selections, and income emphasis.

AdvisorShares QAM Equity Hedge ETF (“QAM Equity Hedge ETF”) seeks investment results that exceed the risk adjusted performance of approximately 50% of the long/short equity hedge fund universe as defined by the HFRI Equity Hedge Total Index constituents. The Portfolio Manager seeks to achieve this objective by employing an actively managed long/short equity strategy that attempts to gain global net equity exposures that approximate those of the universe of managers in the HFRI Equity Hedge Total Index. Additionally, the Portfolio Manager utilizes advanced algorithms including Markov Processes International’s (MPI) proprietary and patented style analysis technique and associated algorithms, DSA (Dynamic Style Analysis), patented hedge fund analysis software, combined with the Portfolio Manager’s qualitative knowledge of the hedge fund investor community to develop investment strategies.

AdvisorShares Ranger Equity Bear ETF (“Ranger Equity Bear ETF”) seeks capital appreciation through short sales of domestically traded equity securities. The portfolio management team implements a bottom-up, fundamental, research driven security selection process. In selecting short positions, the Fund seeks to identify securities with low earnings quality or aggressive accounting which may be intended on the part of company management to mask operational deterioration and bolster the reported earnings per share over a short time period. In addition, the portfolio management team seeks to identify earnings driven events that may act as a catalyst to the price decline of a security, such as downwards earnings revisions or reduced forward guidance.

AdvisorShares Sage Core Reserves ETF (“Sage Core Reserves ETF”) seeks to preserve capital while maximizing income. The Sub-Advisor seeks to achieve the fund’s investment objective by investing in a variety of fixed income securities, including bonds, forwards and instruments issued by U.S. and foreign issuers. It will invest in U.S. dollar-denominated investment grade debt securities, including mortgage- or asset-backed securities, rated Baa- or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by the Sub-Advisor to be of comparable quality.

AdvisorShares STAR Global Buy-Write ETF (“STAR Global Buy-Write ETF”) seeks consistent repeatable returns across all market cycles. The Portfolio Manager seeks to achieve this investment objective by using a proprietary strategy known as Volatility Enhanced Global Appreciation (VEGA). VEGA employs a “Buy-Write” or “Covered Call” overlay for their global allocation strategy using ETPs. The strategy simultaneously writes (sells) a call option against each position in order to seek cumulative price appreciation from the portfolio’s global exposure, while generating a consistent income stream from the sale of covered call and/or cash-secured put options. When volatility is low the portfolio manager buys protective put options to manage downside risk.

AdvisorShares Sunrise Global Multi-Strategy ETF (“Sunrise Global Multi-Strategy ETF”) seeks to provide long-term total returns by investing long and short in a variety of asset classes and investment strategies. The Portfolio Manager seeks to achieve MULT’s objective by tactically investing, both long and short, in global equity, bond, currency and commodity markets as opportunities arise within those markets.

AdvisorShares TrimTabs Float Shrink ETF (“TrimTabs Float Shrink ETF”) seeks to generate long-term returns in excess of the total return of the Russell 3000® Index, with less volatility than the Russell 3000® Index. The Fund is an actively managed exchange-traded fund that seeks to achieve

ADVISORSHARES TRUST
Notes to Financial Statements (continued)
December 31, 2014

1. Organization - (continued)

its investment objective by primarily investing in the broad U.S. equity market, as represented by the Russell 3000® Index. The Fund seeks to achieve this goal by investing in stocks with liquidity and fundamental characteristics that are historically associated with superior long-term performance.

AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF (“WCM/BNY Mellon Focused Growth ADR ETF”) seeks long-term capital appreciation by investing primarily in other Underlying ETFs, American Depository Receipts (ADRs) included in the BNY Mellon Classic ADR Index, the Fund’s primary index, and swap contracts.

AdvisorShares YieldPro ETF (“YieldPro ETF”) seeks to provide current income and capital appreciation. The fund is considered a “fund of funds” that seeks to achieve its investment objective by primarily investing in both long and short positions in other affiliated and unaffiliated exchange traded funds (“ETFs”) that offer diversified exposure to fixed income and other income producing securities. It may also invest in equity, inverse or other types of ETFs to supplement its fixed income ETF positions. The fund intends to invest the majority of its assets in investments that provide a competitive yield on a risk-adjusted basis.

2. Consolidation of Subsidiaries

The Consolidated Schedules of Investments; Consolidated Statements of Assets and Liabilities, of Operations and of Changes in Net Assets; and the Consolidated Financial Highlights of the ETFs listed below include the accounts of wholly owned subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

Funds	Wholly Owned Subsidiary
Gartman Gold/British Pound ETF	AdvisorShares Gartman Gold/British Pound CFC
Gartman Gold/Euro ETF	AdvisorShares Gartman Gold/Euro CFC
Gartman Gold/Yen ETF	AdvisorShares Gartman Gold/Yen CFC

A summary of each ETF’s investment in its corresponding subsidiary is as follows:

Funds	Inception Date of Subsidiary	Subsidiary Net Assets at December 31, 2014	% of ETF’s Total Net Assets at December 31, 2014
Gartman Gold/British Pound ETF	February 11, 2014	$88,550	15.4%
Gartman Gold/Euro ETF	February 11, 2014	388,822	15.7
Gartman Gold/Yen ETF	February 11, 2014	1,160,189	15.4

3. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation

In computing each Fund’s NAV, the Fund’s securities holdings are valued based on their last readily available market price. Price information on listed securities, including Underlying ETFs, is taken from the exchange where the security is primarily traded. Securities regularly traded in an OTC market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or

ADVISORSHARES TRUST
Notes to Financial Statements (continued)
December 31, 2014

3. Summary of Significant Accounting Policies - (continued)

securities in which there was no last reported sales price, are valued at the most recent bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Board of Trustees of the Trust.

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method. Dividend income and distributions to shareholders are recognized on the ex-dividend date and interest income and expenses are recognized on the accrual basis. Premiums and discounts are amortized over the life of the bond using the effective interest method.

Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Swap Agreements

Certain funds may invest in equity swaps to obtain exposure to the underlying referenced security, obtain leverage or enjoy the returns from ownership without actually owning equity. Equity swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Equity swap contracts are marked to market daily based on the value of the underlying security and the change, if any, is recorded as an unrealized gain or loss. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Equity swaps are derivatives and their value can be very volatile. To the extent that the Adviser or Sub-Adviser, as applicable, do not accurately analyze and predict future market trends, the values of assets or economic factors, the Funds may suffer a loss, which may be substantial. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents. As a result, the markets for certain types of swaps have become relatively liquid. Periodic payments received or paid by the Funds are recorded as realized gains or losses.

Repurchase Agreements

The Funds may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2014, the market values of repurchase agreements outstanding are included as cash collateral for securities on loan on the Statements of Assets and Liabilities.

Short Sales

Certain Funds may sell securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security (short sale). When the Funds make a

ADVISORSHARES TRUST
Notes to Financial Statements (continued)
December 31, 2014

3. Summary of Significant Accounting Policies - (continued)

short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Funds may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date as an expense. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Funds are also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

The Funds are required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with broker for collateral for securities sold short is recorded as an asset on the Statement of Assets and Liabilities and securities segregated as collateral are denoted in the Schedule of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security. The net amounts of income or fees paid by Athena International Bear ETF, QAM Equity Hedge ETF, and Ranger Equity Bear ETF for the period ended December 31, 2014 are $6,527, $6,791, and $717,033 respectively, which are included as interest on securities sold short, not yet purchased in the Statements of Operations.

Deposits with brokers and segregated cash for securities sold short represent cash balances on deposit with the Funds’ prime brokers and custodian. The Funds are subject to credit risk should the prime brokers be unable to meet its obligations to the Funds.

Futures Contracts

Certain Funds may invest in futures contracts (“futures”), may invest in futures in order to hedge its investments against fluctuations in value caused by changes in prevailing interest rates or market conditions. Such Funds may invest in futures as a primary investment strategy. Investments in futures may increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Fund holds. No monies are paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as ‘marking-to-the-market.’ Once a final determination of variation margin is made, additional cash is required to be paid by or released to a Fund, and a Fund will realize a loss or gain. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying index. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures contract; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

ADVISORSHARES TRUST
Notes to Financial Statements (continued)
December 31, 2014

3. Summary of Significant Accounting Policies - (continued)

Options

Certain Funds are authorized to write and purchase put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

Short-Term Investments

Each Fund may invest in high-quality short-term debt securities and money market instruments on an ongoing basis to maintain liquidity or pending selection of investments in accordance with its policies. These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.

Securities Lending

The Funds participate in a securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The repurchase agreement income related to the Program earned by the Funds is disclosed on the Statements of Operations. The value of loaned securities and related collateral outstanding at December 31, 2014 are shown in the Schedules of Investments and Statements of Assets and Liabilities.

ADVISORSHARES TRUST
Notes to Financial Statements (continued)
December 31, 2014

3. Summary of Significant Accounting Policies - (continued)

Liabilities:	Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statements of Financial Position	Gross Amounts not offset in the Statement of Assets and Liabilities			Net Amount
Fund					Financial Instruments	Collateral Pledged/ Received
Accuvest Global Long Short ETF	Swaps	$291,698	$—	$291,698	$291,698	$4,485,464		$—
Accuvest Global Opportunities ETF	Repurchase Agreements	584,667	—	584,667	584,667*	596,361		—
Athena High Dividend ETF	Repurchase Agreements	1,015,624	—	1,015,624	1,015,624*	1,035,936		—
EquityPro ETF	Repurchase Agreements	6,135,577	—	6,135,577	6,135,577*	6,258,293		—
Global Echo ETF	Repurchase Agreements	263,151	—	263,151	263,151*	268,414		—
Madrona Domestic ETF	Repurchase Agreements	423,915	—	423,915	423,915*	536,716	(1)	—
Madrona Global Bond ETF	Repurchase Agreements	3,452,929	—	3,452,929	3,452,929*	3,521,991		—
Madrona International ETF	Repurchase Agreements	2,566,538	—	2,566,538	2,566,538*	2,678,299	(1)	—
Meidell Tactical Advantage ETF	Repurchase Agreements	3,717,019	—	3,717,019	3,717,019*	3,791,362		—
Morgan Creek Global Tactical ETF	Repurchase Agreements	2,585,092	—	2,585,092	2,585,092*	2,936,795		—
Newfleet Multi-Sector Income ETF	Repurchase Agreements	1,970,668	—	1,970,668	1,970,668*	4,134,843	(1)	—
Peritus High Yield ETF	Repurchase Agreements	97,535,051	—	97,535,051	97,535,051*	99,485,825		—
Pring Turner Business Cycle ETF	Repurchase Agreements	190,858	—	190,858	190,858*	194,675		—
TrimTabs Float Shrink ETF	Repurchase Agreements	90,912	—	90,912	90,912*	92,730		—
Sage Core Reserves ETF	Repurchase Agreements	290,707	—	290,707	290,707*	296,521		—
WCM/BNY Mellon Focused Growth ADR ETF	Repurchase Agreements	1,135,197	—	1,135,197	1,135,197*	1,157,901		—

*	Collateral for securities on loan included in the Schedules of Investments.
(1)	Includes the value of securities received as collateral which are not shown on the Statements of Assets and Liabilities because the Fund does not have the right to sell or repledge the securities received as collateral.

Dividends and Distributions

Each Fund will generally pay out dividends to shareholders at least annually. Each Fund will distribute its net capital gains, if any, to shareholders annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. Distributions are recorded on ex-dividend date.

Indemnifications

In the normal course of business, each Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

ADVISORSHARES TRUST
Notes to Financial Statements (continued)
December 31, 2014

4. Investment Advisory Agreement and Other Agreements

Investment Advisory Agreement

Each Fund has entered into an Investment Advisory Agreement with AdvisorShares Investments, LLC (the “Advisor”). The Advisor acts as the Fund’s investment adviser pursuant to an advisory agreement with the Trust on behalf of each Fund. Pursuant to the Advisory Agreement, the Advisor has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and has ultimate responsibility (subject to oversight by the Trust’s Board of Trustees) for oversight of the Trust’s sub-advisers. For its services, each Fund pays the Advisor an annual management fee and such fees do not include breakpoints. From time to time, the Advisor may waive all or a portion of its fee.

The Advisor’s annual management fee for each Fund is as follows:

Fund:	Rate:
Accuvest Global Long Short ETF	1.35%
Accuvest Global Opportunities ETF	0.95%
Athena High Dividend ETF	0.80%
Athena International Bear ETF	1.35%
EquityPro ETF	0.80%
Gartman Gold/British Pound ETF	0.55%
Gartman Gold/Euro ETF	0.55%
Gartman Gold/Yen ETF	0.55%
Global Echo ETF	1.10%
International Gold ETF	0.80%
Madrona Domestic ETF	0.80%
Madrona Global Bond ETF	0.50%
Madrona International ETF	0.80%
Meidell Tactical Advantage ETF	1.20%
Morgan Creek Global Tactical ETF
$0 – $250,000,000	0.90%
$250,000,001 – $1,000,000,000	0.80%
$1,000,000,001 – $5,000,000,000	0.70%
$5,000,000,001 +	0.60%
Newfleet Multi-Sector Income ETF	0.65%
Peritus High Yield ETF	1.10%
Pring Turner Business Cycle ETF	1.00%
QAM Equity Hedge ETF	1.00%
Ranger Equity Bear ETF	1.50%
Sage Core Reserves ETF	0.30%
STAR Global Buy-Write ETF	1.35%
Sunrise Global Multi-Strategy ETF	1.50%
TrimTabs Float Shrink ETF	0.99%
WCM/BNY Mellon Focused Growth ADR ETF	0.75%
YieldPro ETF	0.80%

ADVISORSHARES TRUST
Notes to Financial Statements (continued)
December 31, 2014

4. Investment Advisory Agreement and Other Agreements - (continued)

For the Global Echo Fund, as part of its agreement with the Trust, the Advisor has contractually agreed to pay all operating expenses of the Fund, including transfer agency, custody, fund administration, legal, audit and other services, except management fees, interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, acquired fund fees and expenses, short dividend expenses, expenses of Independent Trustees (including any Trustees’ counsel fees), and extraordinary expenses.

Sub-Advisory Agreements

Each Fund’s investment sub-advisor provides investment advice and management services to the Fund. AdvisorShares supervises the day-to-day investment and reinvestment of the assets in the Fund and is responsible for monitoring the Fund’s adherence to its investment mandate. Pursuant to an investment sub-advisory agreement (“Investment Sub-Advisory Agreement”) between the sub-advisor and the Advisor, the sub-advisor receives an annual fee.

From time to time, each sub-advisor may waive all or a portion of its fee.

Expense Limitation Agreement

The Advisor has contractually agreed to reduce their fees and reimburse expenses in order to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding a specified for each Fund’s average daily net assets. The expense limitation agreement will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund. The investment advisory agreement may only be terminated with the approval of the Fund’s Board. The expense caps in effect for each Fund during the period ended December 31, 2014 were as follows:

Fund:	Rate:
Accuvest Global Long Short ETF	1.50%
Accuvest Global Opportunities ETF	1.25%
Athena High Dividend ETF	0.99%
Athena International Bear ETF	1.50%
EquityPro ETF	1.25%
Gartman Gold/British Pound ETF	0.65%
Gartman Gold/Euro ETF	0.65%
Gartman Gold/Yen ETF	0.65%
Global Echo ETF	—
International Gold ETF	0.95%
Madrona Domestic ETF	1.25%
Madrona Global Bond ETF	0.95%
Madrona International ETF	1.25%
Meidell Tactical Advantage ETF	1.35%
Morgan Creek Global Tactical ETF	1.25%
Newfleet Multi-Sector Income ETF	0.75%
Peritus High Yield ETF	1.35%
Pring Turner Business Cycle ETF	1.49%
QAM Equity Hedge ETF	1.50%
Ranger Equity Bear ETF	1.85%
Sage Core Reserves ETF	0.35%

ADVISORSHARES TRUST
Notes to Financial Statements (continued)
December 31, 2014

4. Investment Advisory Agreement and Other Agreements - (continued)

Fund:	Rate:
STAR Global Buy-Write ETF	1.85%
Sunrise Global Multi-Strategy ETF	1.75%
TrimTabs Float Shrink ETF	0.99%
WCM/BNY Mellon Focused Growth ADR ETF	1.25%
YieldPro ETF	1.25%

For the period ended December 31, 2014, the Advisor waived fees and reimbursed expenses for each Fund as follows. Each Fund may recoup such waivers until the date indicated.

Fund:	Expenses Reimbursed:	Recoupment Balance:	Recoupment Expiration:
Accuvest Global Long Short ETF	$204,653	$202,243	6/30/2015
	$83,973	$83,973	6/30/2016
	$63,291	$63,291	6/30/2017
	$56,023	$56,023	6/30/2018
Total Accuvest Global Long Short ETF	$407,940	$405,530
Accuvest Global Opportunities ETF	$45,384	$45,384	6/30/2015
	$49,308	$49,308	6/30/2016
	$55,943	$55,943	6/30/2017
	$38,169	$38,169	6/30/2018
Total Accuvest Global Opportunities ETF	$188,804	$188,804
Athena High Dividend ETF	$41,694	$41,694	6/30/2018
Athena International Bear ETF	$98,092	$98,092	6/30/2017
	$53,937	$53,937	6/30/2018
Total Athena International Bear ETF	$152,029	$152,029
EquityPro ETF	$83,603	$73,078	6/30/2016
	$67,622	$67,622	6/30/2017
	$802	$802	6/30/2018
Total EquityPro ETF	$152,027	$141,502
Gartman Gold/British Pound ETF	$49,263	$49,263	6/30/2017
	$59,902	$59,902	6/30/2018
Total Gartman Gold/British Pound ETF	$109,165	$109,165
Gartman Gold/Euro ETF	$49,169	$49,169	6/30/2017
	$59,010	$59,010	6/30/2018
Total Gartman Gold/Euro ETF	$108,179	$108,179
Gartman Gold/Yen ETF	$48,900	$48,900	6/30/2017
	$58,408	$58,408	6/30/2018
Total Gartman/Yen ETF	$107,308	$107,308
International Gold ETF	$45,849	$45,849	6/30/2017
	$45,972	$45,972	6/30/2018
Total International Gold ETF	$91,821	$91,821

ADVISORSHARES TRUST
Notes to Financial Statements (continued)
December 31, 2014

4. Investment Advisory Agreement and Other Agreements - (continued)

Fund:	Expenses Reimbursed:	Recoupment Balance:	Recoupment Expiration:
Madrona Domestic ETF	$30,175	$29,886	6/30/2015
	$59,617	$59,617	6/30/2016
	$35,931	$35,931	6/30/2017
	$17,899	$17,899	6/30/2018
Total Madrona Domestic ETF	$143,622	$143,333
Madrona Global Bond ETF	$5,992	$—	6/30/2015
	$28,515	$8,167	6/30/2016
	$27,899	$27,899	6/30/2017
	$10,752	$10,752	6/30/2018
Total Madrona Global Bond ETF	$73,158	$46,818
Madrona International ETF	$36,187	$36,122	6/30/2015
	$60,597	$60,597	6/30/2016
	$54,221	$54,221	6/30/2017
	$36,663	$36,663	6/30/2018
Total Madrona International ETF	$187,668	$187,603
Meidell Tactical Advantage ETF	$79,573	$73,208	6/30/2015
	$119,857	$119,857	6/30/2016
	$106,095	$106,095	6/30/2017
	$56,718	$56,718	6/30/2018
Total Meidell Tactical Advantage ETF	$362,243	$355,878
Morgan Creek Global Tactical ETF	$129,750	$99,003	6/30/2015
	$15,570	$15,570	6/30/2016
	$4,358	$4,358	6/30/2017
	$66,992	$66,992	6/30/2018
Total Morgan Creek Global Tactical ETF	$216,670	$185,923
Newfleet Multi-Sector Income ETF	$76,615	$76,615	6/30/2016
	$88,416	$88,416	6/30/2017
	$56,628	$56,628	6/30/2018
Total Newfleet Multi-Sector Income ETF	$221,659	$221,659
Pring Turner Business Cycle ETF	$68,085	$68,085	6/30/2016
	$57,187	$57,187	6/30/2017
	$45,797	$45,797	6/30/2018
Total Pring Turner Business Cycle ETF	$171,069	$171,069
QAM Equity Hedge ETF	$98,205	$98,205	6/30/2016
	$65,019	$65,019	6/30/2017
	$46,662	$46,662	6/30/2018
Total QAM Equity Hedge ETF	$209,886	$209,886
Sage Core Reserves ETF	$58,758	$58,758	6/30/2017
	$79,089	$79,089	6/30/2018
Total Sage Core Reserves ETF	$137,847	$137,847

ADVISORSHARES TRUST
Notes to Financial Statements (continued)
December 31, 2014

4. Investment Advisory Agreement and Other Agreements - (continued)

Fund:	Expenses Reimbursed:	Recoupment Balance:	Recoupment Expiration:
STAR Global Buy-Write ETF	$58,584	$35,690	6/30/2016
	$3,240	$3,240	6/30/2017
	$6,982	$6,982	6/30/2018
Total STAR Global Buy-Write ETF	$68,806	$45,912
Sunrise Global Multi-Strategy ETF	$51,465	$51,465	6/30/2018
TrimTabs Float Shrink ETF	$66,768	$66,768	6/30/2015
	$113,494	$113,494	6/30/2016
	$159,385	$159,385	6/30/2017
	$101,953	$101,953	6/30/2018
Total TrimTabs Float Shrink ETF	$441,600	$441,600
WCM/BNY Mellon Focused Growth ADR ETF	$214,032	$209,961	6/30/2015
	$93,893	$93,893	6/30/2016
	$40,767	$40,767	6/30/2017
	$34,689	$34,689	6/30/2018
Total WCM/BNY Mellon Focused Growth ADR ETF	$383,381	$379,310

As part of its agreement with the Trust, the Advisor has contractually agreed to pay all operating expenses of the Global Echo ETF. There are no expenses reimbursed or recouped for that Fund.

Administrator, Custodian, Fund Accountant and Transfer Agent

The Bank of New York Mellon (“BNYM”) (in each capacity, the “Administrator”, “Custodian”, “Fund Accountant” or “Transfer Agent”), serves as the Fund’s Administrator, Custodian, Fund Accountant and Transfer Agent pursuant to a certain Fund Administration and Accounting Agreement, a Custody Agreement or a Transfer Agency and Service Agreement, as the case may be.

Distribution and Service (12b-1) Plan

Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s distributor of Creation Units for the Fund pursuant to the distribution agreement. The Distributor does not maintain any secondary market shares. The Funds have adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. No fees are currently paid by each Fund under the Plan, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in each Fund.

5. Creation and Redemption Transactions

The Funds issue and redeem shares on a continuous basis at NAV in groups of 25,000 shares, at minimum, called “Creation Units.” Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Only “Authorized Participants” may purchase or redeem shares directly from each Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have

ADVISORSHARES TRUST
Notes to Financial Statements (continued)
December 31, 2014

5. Creation and Redemption Transactions - (continued)

the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

6. Summary of Fair Value Disclosure

The Financial Accounting Standard Board’s (“FASB”) Accounting Standards Codification (“ASC”) 820-10, Fair Value Measurements and Disclosures, defines fair value, establishes an authoritative framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
Level 2 —	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3 —	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ADVISORSHARES TRUST
Notes to Financial Statements (continued)
December 31, 2014

6. Summary of Fair Value Disclosure - (continued)

The following is a summary of the inputs used as of December 31, 2014 in valuing the Funds’ assets carried at fair value:

Assets	Accuvest Global Long Short ETF	Accuvest Global Opportunities ETF	Athena High Dividend ETF	Athena International Bear ETF	EquityPro ETF	Gartman Gold/ British Pound ETF
Level 1
Exchange Traded Funds	$9,797,551	$4,156,068	$—	$500,960	$28,439,545	$—
Common Stocks	—	—	12,296,329	—	—	—
Money Market Fund	77,751	91,069	37,997	42,611	869,797	237,032
Futures†	—	—	—	—	—	4,560
Level 2
Swap Contracts†	291,698	—	—	—	—	—
Repurchase Agreements for Securities Loaned	—	584,667	1,015,624	—	6,135,577	—
Liabilities
Level 1
Common Stocks	—	—	—	(961,668)	—	—
Futures†	—	—	—	—	—	(7,612)
Total	$10,167,000	$4,831,804	$13,349,950	$(418,097)	$35,444,919	$233,980

Assets	Gartman Gold/Euro ETF	Gartman Gold/Yen ETF	Global Echo ETF	International Gold ETF	Madrona Domestic ETF	Madrona Global Bond ETF
Level 1
Exchange Traded Funds	$—	$—	$—	$564,812	$—	$27,192,914
Common Stocks	—	—	4,271,978	—	29,789,846	—
Money Market Funds	1,605,842	5,262,611	175,847	75,992	205,222	230,228
Futures†	72,739	120,285	—	—	—	—
Level 2
Municipal Bond	—	—	300,000	—	—	—
Asset Backed Securities	—	—	1,274,020	—	—	—
Commercial Mortgage Backed Security	—	—	255,999	—	—	—
Repurchase Agreements for Securities Loaned	—	—	263,151	—	423,915	3,452,929
Liabilities
Level 1
Futures†	(35,891)	(102,903)	—	—	—	—
Total	$1,642,690	$5,279,993	$6,540,995	$640,804	$30,418,983	$30,876,071

Assets	Madrona International ETF	Meidell Tactical Advantage ETF	Morgan Creek Global Tactical ETF	Newfleet Multi-Sector Income ETF	Peritus High Yield ETF	Pring Turner Business Cycle ETF
Level 1
Exchange Traded Funds	$—	$15,265,186	$12,112,966	$—	$—	$1,470,397
Common Stocks	16,675,370	—	—	—	46,492,898	2,471,911
Money Market Fund	33,520	667,133	1,423,680	8,922,385	—	570,149
Closed-End Fund	—	—	515,531	—	—	—
Level 2
Corporate Bonds	—	—	—	36,118,568	245,917,747	—
Foreign Bonds	—	—	—	11,282,464	54,086,502	—
U.S. Treasury Notes	—	—	—	5,503,437	—	—
U.S. Government Agency Securities	—	—	—	1,896,325	—	—
Asset Backed Securities	—	—	—	47,866,897	—	—
Mortgage Backed Securities	—	—	—	54,319,762	—	—
Term Loans	—	—	—	24,946,880	81,907,578	—
Repurchase Agreements for Securities Loaned	2,566,538	3,717,019	2,585,092	1,970,668	97,535,051	190,858
Total	$19,275,428	$19,649,338	$16,637,269	$192,827,386	$525,939,776	$4,703,315

ADVISORSHARES TRUST
Notes to Financial Statements (continued)
December 31, 2014

6. Summary of Fair Value Disclosure - (continued)

Assets	QAM Equity Hedge ETF	Ranger Equity Bear ETF	Sage Core Reserves ETF	STAR Global Buy-Write ETF	Sunrise Global Multi-Strategy ETF	TrimTabs Float Shrink ETF
Level 1
Exchange Traded Funds	$7,532,617	$29,760,000	$—	$23,637,207	$1,958,743	$—
Exchange Traded Notes	24,691	—	—	—	—	—
Common Stocks	—	—	—	664,348	—	174,705,431
Money Market Funds	895,806	23,243,749	1,192,992	1,495,325	298,180	—
Level 2						—
Corporate Bonds	—	—	15,337,855	—	—	—
Foreign Bonds	—	—	4,462,443	—	—	—
Municipal Bond	—	—	587,105	—	—	—
U.S. Treasury Note	—	—	1,861,162	—	—	—
U.S. Treasury Bill	—	—	199,992	—	—	—
Asset Backed Securities	—	—	4,889,609	—	—	—
Mortgage Backed Securities	—	—	8,451,593	—	—
Repurchase Agreements for Securities Loaned	—	—	290,707	—	—	90,912
Liabilities
Level 1
Exchange Traded Funds	(561,471)	(133,362,970)	—	—	—	—
Written Options	—	—	—	(60,951)	—	—
Futures†	—	—	(14,789)	—	6,257	—
Total	$7,891,643	$(80,359,221)	$37,258,669	$25,735,929	$2,263,180	$174,796,343

Assets	WCM/BNY Mellon Focused Growth ADR ETF	YieldPro ETF
Level 1
Exchange Traded Funds	$—	$37,622,360
Common Stocks	14,283,814	10,664,107
Purchased Options	—	572,525
Money Market Fund	568,803	11,036,686
Level 2
Repurchase Agreements for Securities Loaned	1,135,197	—
Total	$15,987,814	$59,895,678

†	Derivative instruments, including swap contracts and futures, are valued at the net unrealized gain (loss) on the instrument.

There were no transfers between Level 1 and Level 2 fair value measurements that occurred during the period ended December 31, 2014.

The Funds did not hold any level 3 securities as of December 31, 2014.

7. Valuation of Derivative Instruments

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirement for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations. The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective.

ADVISORSHARES TRUST
Notes to Financial Statements (continued)
December 31, 2014

7. Valuation of Derivative Instruments - (continued)

At December 31, 2014, the fair values of derivative instruments were as follows:

Statements of Assets and Liabilities:

Fund:	Asset Derivatives:	Interest Rate Risk	Equity Risk	Commodity Risk
Accuvest Global Long Short ETF	Unrealized Appreciation on Swaps Contracts	$—	$291,698	$—
Gartman Gold/British Pound ETF	Unrealized Appreciation on Futures Contracts	—	—	4,560
Gartman Gold/Euro ETF	Unrealized Appreciation on Futures Contracts	—	—	72,739
Gartman Gold/Yen ETF	Unrealized Appreciation on Futures Contracts	—	—	120,285
YieldPro ETF	Investments – Options Purchased	—	66,683	—
		$—	$358,381	$197,584

Fund:	Liability Derivatives:	Interest Rate Risk	Equity Risk	Foreign Exchange Risk
Accuvest Global Long Short ETF	Unrealized Depreciation on Swaps Contracts	$—	$—	$—
Gartman Gold/British Pound ETF	Unrealized Depreciation on Futures Contracts	—	—	7,612
Gartman Gold/Euro ETF	Unrealized Depreciation on Futures Contracts	—	—	35,891
Gartman Gold/Yen ETF	Unrealized Depreciation on Futures Contracts	—	—	102,903
Sage Core Reserves ETF	Unrealized Depreciation on Futures Contracts	14,789	—	—
STAR Global Buy-Write ETF	Options Written, at Value	2,080	58,871	—
YieldPro ETF	Investments – Options Purchased	240,500	243,165	—
		$257,369	$302,036	$146,406

ADVISORSHARES TRUST
Notes to Financial Statements (continued)
December 31, 2014

7. Valuation of Derivative Instruments - (continued)

Transactions in derivative instruments during the period ended December 31, 2014, were as follows:

Statements of Operations:

Fund:	Realized Gain (Loss):	Equity Risk	Foreign Exchange Risk	Commodity Risk	Interest Rate Risk
Accuvest Global Long Short ETF	Swaps	$860,646	$—	$—	$—
Gartman Gold/British Pound ETF	Futures	—	81,764	(59,597)	—
Gartman Gold/Euro ETF	Futures	—	146,096	(96,186)	—
Gartman Gold/Yen ETF	Futures	—	506,917	(181,636)	—
Sage Core Reserves ETF	Futures	—	—	—	(16,827)
STAR Global Buy-Write ETF	Options Written	(54,257)	—	—	—
Sunrise Global Multi-Strategy	Futures	(68,259)	—	—	—
YieldPro ETF	Investments – Options Purchased	(1,650,502)	—	—	—
		$(912,372)	$734,777	$(337,419)	$(16,827)

Fund:	Change in Unrealized Gain (Loss):	Equity Risk	Foreign Exchange Risk	Commodity Risk	Interest Rate Risk
Accuvest Global Long Short ETF	Swaps	$260,669	$—	$—	$—
Gartman Gold/British Pound ETF	Futures	—	26,547	(69,702)	—
Gartman Gold/Euro ETF	Futures	—	(32,033)	10,649	—
Gartman Gold/Yen ETF	Futures	—	165,717	(289,173)	—
Sage Core Reserves ETF	Futures	—	—	—	(15,438)
STAR Global Buy-Write ETF	Options Written	—	(1,951)	—	—
YieldPro ETF	Investments – Options Purchased	(98,798)	—	—	—
		$161,871	$158,280	$(348,226)	$(15,438)

For the period ended December 31, 2014, the volume of the derivatives held by the Funds was as follows:

	Accuvest Global Long Short ETF	Gartman Global/British Pound ETF	Gartman Global/Euro ETF	Gartman Global/Yen ETF	Sage Core Reserves ETF	STAR Global Buy-Write ETF	Sunrise Global Multi-Strategy	YieldPro ETF
Long Swaps Contracts	—	—	—	—	—	—	—	—
Short Swaps Contracts	3,421,442	—	—	—	—	—	—	—
Purchased Options Contracts	—	—	—	—	—	3,441	—	69,003
Written Options Contracts	—	—	—	—	—	5,411	—	—
Short Futures Contracts	—	26	30	81	—	—	67	—
Long Futures Contracts	—	26	26	108	21	—	349	—

8. Federal Income Tax

The Funds intend to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to Federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how

ADVISORSHARES TRUST
Notes to Financial Statements (continued)
December 31, 2014

8. Federal Income Tax - (continued)

uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2012 – 2014), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At December 31, 2014, the approximate cost of investments, including short positions, and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Other Derivatives Net Unrealized Appreciation/ (Depreciation)
Accuvest Global Long Short ETF	$10,102,160	$158,875	$(385,733)	$(226,858)	$291,698
Accuvest Global Opportunities ETF	4,998,074	28,373	(194,643)	(166,270)	—
Athena High Dividend ETF	14,429,038	374,902	(1,453,990)	(1,079,088)	—
Athena International Bear ETF	(383,105)	12,268	(47,260)	(34,992)	—
EquityPro ETF	34,703,084	1,063,001	(321,166)	741,835	—
Gartman Gold/British Pound ETF	237,032	—	—	—	(3,052)
Gartman Gold/Euro ETF	1,605,842	—	—	—	36,848
Gartman Gold/Yen ETF	5,262,611	—	—	—	17,382
Global Echo ETF	5,989,295	628,630	(76,930)	551,700	—
International Gold ETF	663,569	4,814	(27,579)	(22,765)	—
Madrona Domestic ETF	26,301,549	5,003,073	(885,639)	4,117,434	—
Madrona Global Bond ETF	30,632,524	638,363	(394,816)	243,547	—
Madrona International ETF	20,591,418	913,848	(2,229,838)	(1,315,990)	—
Meidell Tactical Advantage ETF	19,343,835	349,167	(43,664)	305,503	—
Morgan Creek Global Tactical ETF	16,522,935	598,570	(484,236)	114,334	—
Newfleet Multi-Sector Income ETF	195,028,472	614,360	(2,815,446)	(2,201,086)	—
Peritus High Yield ETF	617,542,606	1,053,292	(92,656,122)	(91,602,830)	—
Pring Turner Business Cycle ETF	4,562,478	278,038	(137,201)	140,837	—
QAM Equity Hedge ETF	7,744,720	325,520	(178,597)	146,923	—
Ranger Equity Bear ETF	(84,019,397)	8,909,484	(5,249,308)	3,660,176	—
Sage Core Reserves ETF	37,448,618	24,261	(199,421)	(175,160)	(14,789)
STAR Global Buy-Write ETF	23,963,694	2,081,858	(309,623)	1,772,235	—
Sunrise Global Multi-Strategy ETF	2,147,184	110,006	(267)	109,739	6,257
TrimTabs Float Shrink ETF	165,429,432	11,052,640	(1,685,729)	9,366,911	—
WCM/BNY Mellon Focused Growth ADR ETF	14,307,070	2,256,107	(575,363)	1,680,744	—
YieldPro ETF	60,376,930	1,072,003	(1,553,255)	(481,252)	—

ADVISORSHARES TRUST
Notes to Financial Statements (continued)
December 31, 2014

8. Federal Income Tax - (continued)

Under current tax regulations, capital losses on securities transactions realized after October 31 (“Post-October Losses”) may be deferred and treated as occurring on the first business day of the following fiscal Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to defer taxable ordinary income losses incurred after December 31 and treat as occurring on the first business day of the following fiscal year. Post-October losses and ordinary income losses deferred to July 1, 2014 are as follows:

Fund	Late Year Ordinary Deferral	Short-Term Post-October Loss	Long-Term Post-October Loss
Accuvest Global Long Short ETF	$—	$3,272,830	$—
Accuvest Global Opportunities ETF	—	570,817	—
Athena International Bear ETF	20,684	167,863	—
Gartman Gold/British Pound ETF	—	20,787	31,180
Gartman Gold/Euro ETF	—	2,254	3,382
Gartman Gold/Yen ETF	—	21,026	31,538
Global Echo ETF	—	9,999	—
International Gold ETF	4,507	—	—
Madrona Domestic ETF	—	—	17,095
Madrona Global Bond ETF	—	61,379	48,109
Madrona International ETF	—	20,044	—
Meidell Tactical Advantage ETF	—	291,627	—
Newfleet Multi-Sector Income ETF	—	113,887	35,300
Peritus High Yield ETF	—	110,358	—
Pring Turner Business Cycle ETF	—	63,474	16,063
Ranger Equity Bear ETF	2,033,900	22,471,430	—
Sage Core Reserves ETF	—	5,647	—
STAR Global Buy-Write ETF	60,353	—	208,171
TrimTabs Float Shrink ETF	—	3,498,430	—
YieldPro ETF	—	769,517	—

The following Funds have capital loss carryforwards available to offset future realized gains of:

Fund	Short-Term Post-Effective No Expiration	Long-Term Post-Effective No Expiration	Total
Accuvest Global Long Short ETF	$8,809,566	$431,658	$9,241,224
Accuvest Global Opportunities ETF	2,683,788	—	2,683,788
Athena International Bear ETF	54,496	—	54,496
Global Echo ETF	13,478	—	13,478
Madrona Domestic ETF	801,839	189,275	991,114
Madrona Global Bond ETF	66,750	40,225	106,975
Madrona International ETF	1,647,319	32,863	1,680,182
Meidell Tactical Advantage ETF	556,690	3,360	560,050
Morgan Creek Global Tactical ETF	19,272,202	—	19,272,202
Newfleet Multi-Sector Income ETF	251,685	—	251,685
Pring Turner Business Cycle ETF	23,177	—	23,177
Ranger Equity Bear ETF	124,434,165	—	124,434,165
STAR Global Buy-Write ETF	17,583	156,801	174,384
TrimTabs Float Shrink ETF	509,037	—	509,037
WCM/BNY Mellon Focused Growth ADR ETF	—	449,980	449,980

ADVISORSHARES TRUST
Notes to Financial Statements (continued)
December 31, 2014

8. Federal Income Tax - (continued)

The following Funds utilized capital loss carryforwards to offset taxable capital gains realized during the period ended December 31, 2014:

Fund	Amount
Global Echo ETF	$41,338
Madrona Domestic ETF	247,464
Madrona International ETF	771,219
Morgan Creek Global Tactical ETF	207,553

On December 22, 2010, the Regulated Investment Company (“RIC”) Modernization Act of 2010 (the “Act”), The Act permits to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The carry forward capital losses noted above are all post-enactment capital loss carry forwards.

9. Other Affiliated Parties and Transactions

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended December 31, 2014 are as follows:

Affiliated Fund Name	Value at 06/30/2014	Purchases/ Additions	Sales/ Reductions	Value at 12/31/2014	Dividend Income	Realized Gain (Loss)
Athena International Bear ETF
Sage Core Reserves ETF	$703,660	$–	$(198,716)	$500,960	$2,114	$(1,284)
Global Echo ETF
Ranger Equity Bear ETF	11,780	15,185	(27,515)	—	—	(461)
Sage Core Reserves ETF	1,098,409	49,940	(1,147,794)	—	—	(2,261)
International Gold ETF
Gartman Gold/British Pound ETF	327,291	—	(159,905)	151,012	8,095	(4,319)
Gartman Gold/Euro ETF	339,300	—	(160,290)	171,804	5,441	7,873
Gartman Gold/Yen ETF	341,135	—	(160,714)	190,305	3,609	16,927
Madrona Global Bond ETF
Peritus High Yield ETF	3,112,080	405,318	(3,191,587)	—	57,711	(163,677)
Meidell Tactical Advantage ETF
Sage Core Reserves ETF.	—	740,093	(739,157)	—	93	(936)
Pring Turner Business Cycle ETF
Peritus High Yield ETF	234,467	32,691	(222,722)	—	7,858	(36,870)
QAM Equity Hedge ETF
Sage Core Reserves ETF	419,202	69,615	(69,787)	416,640	1,366	(213)
Ranger Equity Bear ETF
Sage Core Reserves ETF	29,943,000	—	—	29,760,000	102,765	—
STAR Global Buy-Write ETF
Sage Core Reserves ETF	262,001	—	(12,471)	248,000	867	(27)
YieldPro ETF
Peritus High Yield ETF	10,049,182	—	(9,444,655)	—	174,117	(490,110)

ADVISORSHARES TRUST
Notes to Financial Statements (continued)
December 31, 2014

10. Investment Transactions

Purchases and sales of investments for the period ended December 31, 2014 are as follows:

	Purchases			Sales
Fund	Long Term	U.S. Government	In-Kind	Long Term	U.S. Government	In-Kind
Accuvest Global Long Short ETF	$32,650,380	$—	$7,528,690	$33,299,024	$—	$19,947,551
Accuvest Global Opportunities ETF	42,211,419	—	3,571,428	41,978,375	—	22,140,784
Athena High Dividend ETF	7,527,794	—	14,209,420	7,415,962	—	—
Athena International Bear ETF	2,156,522	—	—	2,423,860	—	—
EquityPro ETF	45,568,542	—	11,129,191	45,250,389	—	1,483,467
Global Echo ETF	2,122,451	—	—	3,384,976	—	1,811,051
International Gold ETF	—	—	—	641,826	—	—
Madrona Domestic ETF	9,072,333	—	4,078,158	114,836	—	8,766,293
Madrona Global Bond ETF	5,003,456	—	3,865,002	4,966,784	—	—
Madrona International ETF	13,658,673	—	—	7,474,243	—	6,251,981
Meidell Tactical Advantage ETF	47,040,065	—	11,374,312	47,040,194	—	11,534,828
Morgan Creek Global Tactical ETF	30,906,172	—	—	33,809,355	—	20,080,834
Newfleet Multi-Sector Income ETF	63,134,832	6,993,422	—	30,816,094	8,009,856	—
Peritus High Yield ETF	290,278,782	—	—	479,962,462	—	266,755,965
Pring Turner Business Cycle ETF	2,504,694	—	622,074	2,479,326	—	504,728
QAM Equity Hedge ETF	4,874,516	—	1,233,709	4,798,031	—	1,360,266
Ranger Equity Bear ETF	457,910,445	—	—	429,596,685	—	—
Sage Core Reserves ETF	8,273,816	—	—	6,112,649	—	—
STAR Global Buy-Write ETF	9,719,478	—	—	5,368,526	—	1,001,439
Sunrise Global Multi-Strategy ETF	2,501,003	—	3,004,527	2,602,820	—	1,007,421
TrimTabs Float Shrink ETF	—	—	293,768,245	87,473,185	—	179,299,741
WCM/BNY Mellon Focused Growth ADR ETF	1,504,576	—	2,737,909	1,750,162	—	—
YieldPro ETF	24,280,091	—	—	37,195,428	—	7,427,054

Options Written transactions, during the period ended December 31, 2014, were as follows:

STAR Global Buy-Write ETF	Contracts	Premiums Paid/Received
Options outstanding at June 30, 2014	1,030	$57,243
Options written	5,411	415,114
Options terminated in closing purchase transactions	(3,392)	(255,894)
Options expired	(1,910)	(110,638)
Options exercised	(624)	(37,066)
Options outstanding at December 31, 2014	515	68,759

ADVISORSHARES TRUST
Notes to Financial Statements (continued)
December 31, 2014

11. Risks Involved with Investing in the Funds

The Funds are subject to the principal risks described below, some or all of these risks may adversely affect the Funds’ NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in each Fund could result in a loss or the performance of each Fund could be inferior to that of other investments.

Fund of Funds Risk

Some of the Funds’ investment performance, because they are fund of funds, depends on the investment performance of the Underlying ETFs in which they invest. An investment in these Funds is subject to the risk associated with the Underlying ETFs that comprise their Underlying Index. The Funds will indirectly pay a proportional share of the asset-based fees, if any, of the Underlying ETFs in which they invest.

Liquidity Risk

In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. Trading in shares may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of the Fund will continue to be met or will remain unchanged.

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security held in a short position may increase due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived positive economic conditions or changes in interest or currency rates. Because the market value of ETF shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in the Fund may lose money.

New Fund Risk

Some of the Funds are new funds. As new funds, there can be no assurance that the Funds will grow to or maintain an economically viable size, in which case the Funds may experience greater tracking error to their Underlying Index than it otherwise would be at higher asset levels or it could ultimately liquidate.

12. Subsequent Events

The Funds have adopted authoritative standards of accounting for disclosure of events that occur after the Statements of Asset and Liabilities date but before financial statements are issued or are available to be issued. These standards require the Fund to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of Statement.

ADVISORSHARES TRUST
Notes to Financial Statements (continued)
December 31, 2014

12. Subsequent Events - (continued)

Since December 31, 2014, the following events occurred:

On December 31, 2014, AdvisorShares announced that it will liquidate two funds. The Board authorized these Fund liquidations and the affected ETFs, listed below, were liquidated January 16, 2015.

Athena International Bear ETF
Accuvest Global Opportunities ETF

On January 16, 2015, AdvisorShares announced that it will liquidate two funds. The Board authorized these Fund liquidations and the affected ETFs, listed below, were liquidated January 30, 2015.

Gartman Gold/British Pound ETF
International Gold ETF

The following Funds paid dividends after December 31, 2014:

Fund	Ticker	Per Share Distributed	Payable Date
Madrona Global Bond ETF	FWDB	$0.04475	01/30/2015
Newfleet Multi-Sector Income ETF	MINC	$0.07941	01/30/2015
Peritus High Yield ETF	HYLD	$0.20663	01/30/2015
YieldPro ETF	YPRO	$0.05592	01/30/2015

Board Review of Investment Advisory and Sub-Advisory Agreements

Renewal of the Sub-Advisory Agreements for AdvisorShares Gartman Gold/British Pound ETF, AdvisorShares Gold/Euro ETF, AdvisorShares Gartman Gold/Yen ETF, AdvisorShares Global Echo ETF, AdvisorShares International Gold ETF, AdvisorShares Madrona Domestic ETF, AdvisorShares Madrona Global Bond ETF, AdvisorShares Madrona International ETF, AdvisorShares QAM Equity Hedge ETF, AdvisorShares Ranger Equity Bear ETF, AdvisorShares STAR Global Buy-Write ETF, and AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF

At meetings of the Board of Trustees (the “Board”) of AdvisorShares Trust (the “Trust”) held on August 4, 2014 and November 21, 2014 (the “Meetings”), the Board, including those trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), unanimously approved the renewal of separate sub-advisory agreements (collectively, the “Sub-Advisory Agreements”), on behalf of certain series of the Trust (each a “Fund” and collectively the “Funds”), between AdvisorShares Investments, LLC (the “Advisor”) and (1) Baldwin Brothers Inc., Community Capital Management, Inc., and Reynders, McVeigh Capital Management LLC, on behalf of the AdvisorShares Global Echo ETF, (2) Commerce Asset Management, LLC, on behalf of the AdvisorShares QAM Equity Hedge ETF, (3) Madrona Funds, LLC, on behalf of the AdvisorShares Madrona Domestic ETF, AdvisorShares Madrona Global Bond ETF and AdvisorShares Madrona International ETF, (4) Partnervest Advisory Services, on behalf of the AdvisorShares STAR Global Buy-Write ETF, (5) Ranger Alternative Management, L.P., on behalf of the AdvisorShares Ranger Equity Bear ETF, (6) Treesdale Partners LLC, on behalf of the AdvisorShares Gartman Gold/British Pound ETF, AdvisorShares Gold/Euro ETF, AdvisorShares Gartman Gold/Yen ETF, and AdvisorShares International Gold ETF, and (7) WCM Investment Management, on behalf of the AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF (collectively, the “Sub-Advisors”), pursuant to which the Sub-Advisors perform portfolio management and related services for the Funds.

Pursuant to Section 15 of the 1940 Act, to continue after their initial two-year term, the Sub-Advisory Agreements must be approved annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds meetings to decide whether to renew the Sub-Advisory Agreements for an additional one-year term. In preparation for the meetings, the Board requests and reviews a wide variety of information from the Advisor and Sub-Advisors. The Board uses this information, as well as other information that the Advisor, Sub-Advisors and other service providers may submit to the Board, to help decide whether to renew the Sub-Advisory Agreements for an additional year.

Prior to the Meetings, the Board, including the Independent Trustees, reviewed written materials from each Sub-Advisor regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Sub-Advisor; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits and other benefits realized by the Sub-Advisor and its affiliates from the relationship with each Fund; (iv) the respective personnel and operations of the Sub-Advisor; (v) the extent to which economies of scale would be realized as each Fund grows; and (vi) whether fee levels reflect the sharing of these economies of scale for the benefit of each Fund’s shareholders, as discussed in further detail below.

At the Meetings, the Board was presented with additional information to help it evaluate each Sub-Advisor’s fee and other aspects of the Sub-Advisory Agreements. The Board received an overview of each Sub-Advisor’s operations and management of the Funds, including comparative fee data and profitability analysis for each Fund, and was also provided with information with respect to compliance oversight. The Board reviewed the management of each Fund, including the Fund’s strategy, the focus in the markets, the Fund’s positioning in the market, and its attractive and unique offering. The Board reviewed each Sub-Advisor’s overall business generally, including any noteworthy personnel changes. The Board deliberated on the renewal of the Sub-Advisory Agreements in light of the written materials that it received before the Meetings, information it received at the Meetings, and information it had received at prior board meetings. In its deliberations, the Board considered the

Board Review of Investment Advisory and Sub-Advisory Agreements (continued)

factors and reached the conclusions described below relating to the selection of each Sub-Advisor and the renewal of its Sub-Advisory Agreement. The Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by each Sub-Advisor, the Board reviewed the portfolio management services provided to the Funds. The most recent Form ADV for each Sub-Advisor also was provided to the Board, as were the responses of each Sub-Advisor to a detailed series of questions that requested, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Board also considered each Sub-Advisor’s overall quality of personnel, operations, and financial condition, its investment advisory capabilities, and information concerning each Sub-Advisor’s compliance function, operational capabilities, and portfolio management team. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by each Sub-Advisor.

Performance of the Funds

The Board was provided with information regarding each Fund’s performance since each Sub-Advisory Agreement was last approved, as well as information regarding each Fund’s performance since its inception. Each Sub-Advisor provided information regarding factors impacting the performance of the Funds, outlining current market conditions, and explaining its expectations and strategies for the future. Based on this information, the Board concluded that it was satisfied with the investment results that each Sub-Advisor had been able to achieve for its respective Fund(s).

Cost of Advisory Services, Profitability and Economies of Scale

In concluding that the sub-advisory fees payable with respect to each Fund were reasonable, the Board reviewed a report of the sub-advisory fees paid by the Advisor to each Sub-Advisor, the fees and expenses waived and/or reimbursed by each Sub-Advisor over the period, the costs and other expenses incurred by each Sub-Advisor in providing advisory services, and the profitability analysis with respect to each Fund. The Board also reviewed reports comparing the advisory fees paid by each Fund to those paid by comparable funds and noted that each Fund’s advisory fees were consistent with the range of advisory fees paid by other peer funds. The Board concluded for each Fund that the advisory fees appeared reasonable in light of the services rendered. In addition, the Board considered for each Fund whether economies of scale were realized during the current contract period, but concluded that no significant economies of scale had yet been achieved.

Conclusion

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (i) concluded that the terms of each Sub-Advisory Agreement are fair and reasonable; (ii) concluded that each Sub-Advisor’s fees are reasonable in light of the services that it provides to its respective Fund(s); and (iii) agreed to renew each Sub-Advisory Agreement for another year.

Initial Approval of the Advisory and Sub-Advisory Agreements for AdvisorShares Athena High Dividend ETF and AdvisorShares Sunrise Global Multi-Strategy ETF

At meetings of the Board held on May 20, 2013 and February 12, 2014 (the “Meetings”), the Board considered the approval of the investment advisory agreement (the “Advisory Agreement”) between the Trust and AdvisorShares Investments, LLC (the “Advisor”) on behalf of the AdvisorShares Sunrise

Board Review of Investment Advisory and Sub-Advisory Agreements (continued)

Global Multi-Strategy ETF and AdvisorShares Athena High Dividend ETF (the “Funds”). The Board also considered the approval of separate sub-advisory agreements (the “Sub-Advisory Agreements,” and collectively with the Advisory Agreement, the “New Agreements”) between the Advisor and (1) AthenaInvest Advisors LLC, on behalf of the AdvisorShares Athena High Dividend ETF, and (2) Sunrise Capital Partners LLC, on behalf of the AdvisorShares Sunrise Global Multi-Strategy ETF (together the “Sub-Advisors”), pursuant to which the Sub-Advisors perform portfolio management and related services for the Funds.

Pursuant to Section 15 of the 1940 Act, the Board considered the approval of the New Agreements for initial two-year terms. Each New Agreement, after the initial two-year term, must be approved annually (i) by the vote of the Board or by a vote of the shareholders of each Fund and (ii) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. After the initial two-year term, the Board will call and hold a meeting each year to decide whether to renew each New Agreement for an additional one-year term.

In connection with its consideration of the New Agreements, the Board, including the Independent Trustees, was presented with, and requested, received and evaluated, materials about the New Agreements and the services proposed to be provided thereunder, including information about the investment advisory fee rates and related matters from the Advisor and Sub-Advisors. In that regard, the Board reviewed presentations it received from each Sub-Advisor, which included information with respect to staffing, management, organizational structure and investment philosophy and processes at each firm. The Board also reviewed information comparing the proposed investment advisory fee rates with a group of comparable funds. The Board also received various other materials that it considered relevant to its consideration and approval of the proposed New Agreements.

At the conclusion of its review of the materials discussed above and the discussions among the Trustees leading up to and during the Meetings, the Board, on behalf of the Trust and the Funds, agreed that it had been furnished with sufficient information to make an informed business decision with respect to each of the proposed New Agreements.

In considering each of the proposed New Agreements, the Board considered factors bearing on the nature, extent and quality of the services proposed to be provided to the Funds and the costs of those services, with a view toward making a business judgment as to whether each of the proposed New Agreements is, under the circumstances, in the best interests of the Funds. Among the factors considered and the conclusions that the Trustees, in their business judgment reached, were principally the following: (i) their favorable evaluation of the investment performance of each Advisor; (ii) their favorable evaluation of the nature, extent and quality of the investment management services proposed to be provided to the Funds by the Advisor and Sub-Advisors; (iii) their satisfaction that the investment advisory fee rates proposed for the Funds are consistent with applicable standards and are reasonable and fair; and (iv) their assessment that the Advisor’s and Sub-Advisors’ projected profitability in connection with providing investment management services to the Funds would not be excessive.

In its deliberations, the Board did not identify any single factor that was paramount or controlling and individual Trustees may have attributed different weights to various factors. Certain factors considered by the Board at the Meetings are addressed in more detail below.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services proposed to be provided by the Advisor and Sub-Advisors, the Board reviewed the services to be provided by each firm and the qualifications and backgrounds of the portfolio managers responsible for managing the Funds. The Board also reviewed information set forth in each firm’s Form ADV, which provides information about the firm, its management, and its business activities and affiliations. In addition, the Board observed that the Chief

Board Review of Investment Advisory and Sub-Advisory Agreements (continued)

Compliance Officer of the Trust reviewed each firm’s compliance program and determined that they were reasonably designed to prevent violation of the federal securities laws as applicable to the Funds. The Board considered the professional experience and qualifications of each Sub-Advisor’s senior management and key professional personnel, including those individuals responsible for portfolio management. The Board also considered each Sub-Advisor’s operational capabilities and resources, and its depth and breadth of experience in managing investment portfolios. Based on its review, the Board determined that the Advisor, the Sub-Advisors and their respective personnel were well-qualified to provide all required services to the Funds and to provide services that are of high quality, and that each firm has appropriate resources to provide such services.

Performance

In connection with the assessment of the ability of each Sub-Advisor to perform its duties under its Sub-Advisory Agreement, the Board considered the sufficiency of each Sub-Advisor’s resources. The Board concluded that each Sub-Advisor had the financial resources necessary to perform its obligations under its Sub-Advisory Agreement. The Board heard an overview of each Sub-Advisor’s investment philosophy, the proposed portfolio construction of each Fund, and the specific investment techniques to be employed. The Board also reviewed the overall investment performance of each Sub-Advisor.

Cost of Services to be Provided and Profits to be Realized by the Advisor, Sub-Advisors and their Affiliates under the New Agreements, and Comparative Fees

The Board considered the cost of the services to be provided by the Advisor and Sub-Advisors and reviewed the investment advisory fees to be paid pursuant to the New Agreements. In addition, the Board discussed the fee arrangements between the Advisor and each Sub-Advisor. The Board also reviewed information provided by the Advisor regarding advisory fees of comparable funds, and evaluated the proposed advisory fee arrangements in light of this information and the factors that judicial decisions have specified as pertinent generally. The Board also considered the Advisor’s contractual arrangements to waive a portion of its advisory fee and/or reimburse expenses in an effort to control the expense ratios of the Funds. Based on the foregoing considerations, the Board determined that it was satisfied that the investment advisory fee rate proposed for each of the Funds was consistent with applicable standards and was reasonable and fair.

Economies of Scale

The Board concluded that economies of scale would not likely be realized during the initial term of the New Agreements and determined that it would reconsider this factor at an appropriate time in the future. In the event there were to be significant asset growth in any Fund, the Board determined to reassess whether the investment advisory and sub-advisory fees paid to the Advisor and the Sub-Advisors appropriately took into account any economies of scale that had been realized as a result of that growth.

Conclusion

Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (i) concluded that the terms of the New Agreements are fair and reasonable; (ii) concluded that the Advisor’s fee is fair and reasonable in light of the services that it will provide to the Funds; (iii) concluded that the fee for each Sub-Advisor is fair and reasonable in light of the services that each Sub-Advisor will provide to its respective Fund; and (iv) agreed to approve the New Agreements for initial terms of two years.

Board Review of Investment Advisory and Sub-Advisory Agreements (continued)

Initial Approval of the Sub-Advisory Agreement for AdvisorShares Morgan Creek Global Tactical ETF

At a meeting of the Board held on June 24, 2014, the Board, including the Independent Trustees, considered the approval of a new sub-advisory agreement between AdvisorShares Investments, LLC (the “Advisor”) and Morgan Creek Capital Management, LLC (“Morgan Creek”) (the “Sub-Advisory Agreement”), on behalf of the AdvisorShares Morgan Creek Global Tactical ETF (formerly the AdvisorShares Cambria Global Tactical ETF) (the “Fund”). The Board also considered the approval of an interim sub-advisory agreement between the Advisor and Morgan Creek that became effective at the termination of the sub-advisory agreement between the Advisor and the Fund’s previous sub-advisor and continued in effect until the Sub-Advisory Agreement was approved by shareholders of the Fund. With respect to the Board’s consideration and approval, references below to the Sub-Advisory Agreement also refer to the interim sub-advisory agreement (except that the fee payable to Morgan Creek under the interim sub-advisory agreement was the same as the fee payable to the Fund’s previous sub-advisor).

The Board reviewed and discussed information and analysis provided by the Advisor and Morgan Creek. This information formed the primary, but not exclusive, basis for the Board’s determination. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval. The Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services proposed to be provided by Morgan Creek, the Board reviewed the services to be provided and the qualifications and backgrounds of the portfolio manager who will be responsible for managing the Fund. The Board also reviewed information set forth in Morgan Creek’s Form ADV, which provides information about the firm, its management, and its business activities and affiliations. In addition, the Board observed that the Chief Compliance Officer of the Trust reviewed Morgan Creek’s compliance program and determined that it was reasonably designed to prevent violation of the federal securities laws as applicable to the Fund. The Board considered the professional experience and qualifications of Morgan Creek’s senior management and key professional personnel, including those individuals responsible for portfolio management. The Board also considered Morgan Creek’s operational capabilities and resources, and its depth and breadth of experience in managing investment portfolios. Based on its review, the Board determined that Morgan Creek and its personnel are qualified to provide all required services to the Fund and services that are of high quality, and that Morgan Creek has appropriate resources to provide such services.

Performance

In connection with the assessment of Morgan Creek’s ability to perform its duties under the Sub-Advisory Agreement, the Board considered the sufficiency of its resources. The Board concluded that Morgan Creek has the financial resources necessary to perform its obligations under the Sub-Advisory Agreement. The Board heard an overview of Morgan Creek’s investment philosophy, the proposed portfolio construction of the Fund, and the specific investment techniques to be employed. The Board also reviewed Morgan Creek’s overall investment performance.

Cost of Services, Profitability, and Comparative Fees

The Board considered the cost of the services to be provided by Morgan Creek and reviewed the fees to be paid pursuant to the Sub-Advisory Agreement. In addition, the Board discussed the fee arrangement between the Advisor and Morgan Creek. The Board also reviewed information regarding advisory fees of comparable funds and evaluated the proposed fee arrangement in light of this

Board Review of Investment Advisory and Sub-Advisory Agreements (continued)

information and the factors that judicial decisions have specified as pertinent generally. The Board further considered that while the contractual sub-advisory fee rate payable under the Sub-Advisory Agreement is higher than the contractual sub-advisory fee rate payable under the previous sub-advisory agreement, the overall advisory fee will remain the same. The Board also considered the contractual arrangements to waive a portion of the advisory fee and/or reimburse expenses in an effort to control the expense ratio of the Fund. Based on the foregoing considerations, the Board determined that it was satisfied that the advisory fee rate proposed for the Fund was consistent with applicable standards and was reasonable and fair.

Economies of Scale

The Board considered whether economies of scale would be realized by the Fund at higher asset levels and noted that the fee schedule for the Sub-Advisory Agreement includes breakpoints. The Board also considered the fee waivers and expense reimbursements by the Advisor and Morgan Creek. The Board noted that the fees paid under the Sub-Advisory Agreement, like under the current sub-advisory agreement, are paid by the Advisor. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the investment sub-advisory fees paid to Morgan Creek appropriately took into account any economies of scale that had been realized as a result of that growth.

Conclusion

Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, concluded that the terms of the Sub-Advisory Agreement, including the proposed fee, are fair and reasonable in light of the services that Morgan Creek will provide to the Fund. For these reasons, the Board unanimously approved the Sub-Advisory Agreement.

SUPPLEMENTAL INFORMATION

Quarterly Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters on Form N-Q. Copies of the filings are available without charge on the SEC’s website at www.sec.gov. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Information

A description of the Funds proxy voting policies and procedures, as well as a record of how the Funds voted proxies during the most recent 12-month period ended June 30, is available without charge upon request by calling 1-877-843-3831. This information is also available on the SEC’s website at www.sec.gov.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Fund’s website at http://www.advisorshares.com.

ADVISORSHARES TRUST

Investment Advisor
AdvisorShares Investments, LLC
4800 Montgomery Lane, Suite 150
Bethesda, Maryland 20814

Sub-Advisors
WCM Investment Management
281 Brooks Street
Laguna Beach, California 92651

Madrona Funds, LLC
2911 Bond Street, Suite 105
Everett, Washington 98201

Accuvest Global Advisors
3100 Oak Road, Suite 380
Walnut Creek, California 94597

Morgan Creek Capital Management, LLC
301 West Barbee Chapel Road, Suite 200
Chapel Hill, North Carolina 27517

Ranger Alternative Management, L.P.
300 Crescent Court, Suite 1100
Dallas, Texas 75201

Peritus I Asset Management, LLC
26 West Anapamu, 3rd Floor
Santa Barbara, California 93103

American Wealth Management
570 Hammill Lane
Reno, Nevada 89511

TrimTabs Asset Management, LLC
2018 Stony Oak Court
Santa Rosa, California 95403

Community Capital Management, Inc.
2500 Weston Road, Suite 101
Weston, Florida 33331

Reynders, McVeigh Capital Management, LLC
121 High Street, 5th Floor
Boston, Massachusetts 02110

Baldwin Brothers, Inc.
204 Spring Street
Marion, Massachusetts 02738

Newfleet Asset Management, LLC
100 Pearl Street
Hartford, Connecticut 06103

Partnervest Advisory Services, LLC
1216 State Street, 3rd Floor
Santa Barbara, California 93101

Pring Turner Capital Group
1600 South Main Street, Suite 375
Walnut Creek, California 94596

Commerce Asset Management, LLC
6075 Poplar Avenue, Suite 700
Memphis, Tennessee 38119

The Elements Financial Group, LLC
19200 Von Karman Avenue, Suite 800
Irvine, California 92612

AthenaInvest, Inc.
5340 South Quebec Street, Suite 365-N
Greenwood Village, Colorado 80111

Treesdale Partners, LLC
1325 Avenue of the Americas, Suite 2302
New York, New York 10019

Sage Advisory Services, Ltd. Co.
5900 Southwest Parkway, Building I
Austin, Texas 78735

Sunrise Capital Partners LLC
12544 High Bluff Drive, Suite 400
San Diego, California 92130

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Custodian/Fund Administrator/Transfer Agent
The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street
Philadelphia, Pennsylvania 19103

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of management and other information.

Item 2.	Code of Ethics.

Not Applicable for the semi-annual reporting period.

Item 3.	Audit Committee Financial Expert.

Not Applicable for the semi-annual reporting period.

Item 4.	Principal Accountant Fees and Services.

Not Applicable for the semi-annual reporting period.

Item 5.	Audit Committee of Listed Registrants.

Not Applicable for the semi-annual reporting period.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.
	(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

	(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
	(a)(1)	Not applicable.

	(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

	(a)(3)	Not applicable.

	(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AdvisorShares Trust

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, Chief Executive Officer
(principal executive officer)

Date 02/19/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, Chief Executive Officer
(principal executive officer)

Date 02/19/15

By (Signature and Title)*	/s/ Dan Ahrens
Dan Ahrens, Treasurer
(principal financial officer)

Date 02/19/15

* Print the name and title of each signing officer under his or her signature.